ING USA ANNUITY AND LIFE INSURANCE COMPANY
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                             ING GOLDENSELECT ACCESS(R)
--------------------------------------------------------------------------------
                                                               FEBRUARY 13, 2004

This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly, Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information
("SAI"), dated February 13, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.





     The investment portfolios and the managers are listed on the next page.
--------------------------------------------------------------------------------

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

     The investment portfolios available under your Contract and the portfolio managers are:


A I M ADVISORS, INC.                                                J.P. MORGAN INVESTMENT MANAGEMENT, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                    ING JPMorgan Small Cap Equity Portfolio (Class S) (1)
A I M CAPITAL MANAGEMENT, INC.                                      JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class S) (1)                      ING Janus Growth and Income Portfolio (Class S) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                      ING Janus Special Equity Portfolio (Class S) (1)
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)               JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                               ING Jennison Equity Opportunities Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)                             Jennison Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                        SP Jennison International Growth Portfolio (Class II) (5)
  ING Capital Guardian Large Cap Value Portfolio (Class S)(1)       JULIUS BAER INVESTMENT MANAGEMENT, INC.
  ING Capital Guardian Managed Global Portfolio  (Class S)(1)         ING Julius Baer Foreign Portfolio(1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)            MARSICO CAPITAL MANAGEMENT, LLC
CAPITAL RESEARCH AND MANAGEMENT COMPANY                               ING Marsico Growth Portfolio (Class S) (1)
  ING American Funds Growth Portfolio(2)                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING American Funds Growth-Income Portfolio(2)                       ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING American Funds International Portfolio(2)                       ING MFS Research Portfolio (Class S) (1)
COLUMBIA MANAGEMENT ADVISERS, INC.                                    ING MFS Total Return Portfolio (Class S) (1)
  Colonial Small Cap Value Fund (Class B)                           MERCURY ADVISORS
EAGLE ASSET MANAGEMENT, INC.                                          ING Mercury Focus Value Portfolio (Class S) (1)
  ING Eagle Asset Value Equity Portfolio (Class S) (1)                ING Mercury Fundamental Growth Portfolio (Class S) (1)
FIDELITY(R)MANAGEMENT & Research Co.                                PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  Fidelity(R)VIP Equity-Income Portfolio (Class S2)                   ING PIMCO Core Bond Portfolio (Class S) (1)
  Fidelity(R)VIP Growth Portfolio (Class S2)                          PIMCO High Yield Portfolio
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)             PIONEER INVESTMENT MANAGEMENT, INC.
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                  Pioneer Fund VCT Portfolio (Class II)
  ING Goldman Sachs Internet TollkeeperSM Portfolio                   Pioneer Mid-Cap Value VCT Portfolio (Class II)
    (Class S) (1)(3)                                                PROFUND ADVISORS LLC
IIM B.V.                                                              ProFund VP Bull
  ING Developing World Portfolio (Class S) (1)                        ProFund VP Europe 30
ING INVESTMENT MANAGEMENT, LLC                                        ProFund VP Rising Rates Opportunity
  ING Liquid Assets Portfolio (Class S) (1)                           ProFund VP Small-Cap
ING INVESTMENTS, LLC                                                SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING International Portfolio (Class S) (1)                           ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)                                     ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING VP Growth Opportunities Portfolio (Class S)                     ING Salomon Brothers Aggressive Growth Portfolio
  ING VP Index Plus LargeCap Portfolio (Class S)                        (Class S)(2)
  ING VP MagnaCap Portfolio (Class S)                               T. ROWE PRICE ASSOCIATES, INC.
  ING VP SmallCap Opportunities Portfolio (Class S)                   ING T. Rowe Price Capital Appreciation Portfolio
  ING VP Worldwide Growth Portfolio (Class S)                           (Class S) (1)
INVESCO FUNDS GROUP, INC.                                             ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  INVESCO VIF-- Financial Services Fund                             UBS GLOBAL ASSET MANAGEMENT
  INVESCO VIF-- Health Sciences Fund                                  ING UBS US Balanced Portfolio (Class S) (1)
  INVESCO VIF-- Leisure Fund                                        VAN KAMPEN
  INVESCO VIF-- Utilities Fund                                        ING Van Kampen Equity Growth Portfolio (Class S) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON)                         ING Van Kampen Global Franchise Portfolio (Class S) (1)
  LLC.                                                                ING Van Kampen Growth and Income Portfolio (Class S)(1)
ING JPMorgan Fleming International Portfolio (Class S)(4)             ING Van Kampen Real Estate Portfolio (Class S) (1)

     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.
     (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.
     (3)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.
     (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.
     (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.


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



------------------------------------------------------------------------------------------------------------------------------------
 TABLE  OF  CONTENTS
------------------------------------------------------------------------------------------------------------------------------------



                                                     Page                                                             Page

Index of Special Terms..............................  ii           Death Benefit During the Accumulation Phase.......  35
Fees and Expenses...................................   1               Standard Death Benefit........................  35
Condensed Financial Information.....................   4               Enhanced Death Benefit Options................  36
  Accumulation Unit.................................   4               Earnings Multiplier Benefit Rider.............  38
      The Net Investment Factor.....................   4           Death Benefit During the Income Phase.............  38
  Performance Information...........................   4           Continuation After Death-- Spouse.................  39
  Financial Statements..............................   5           Continuation After Death-- Not a Spouse...........  39
ING USA Annuity and Life Insurance Company..........   6           Required Distributions Upon Contract
ING USA Separate Account B..........................   6               Owner's Death.................................  39
The Trusts and Funds................................   7         The Annuity Options.................................  40
Restricted Funds....................................   8         Other Contract Provisions...........................  43
Covered Funds, Special Funds and Excluded                        Other Information...................................  45
  Funds  ...........................................   9         Federal Tax Considerations..........................  46
Charges and Fees....................................   9         Statement of Additional Information
  Charge Deduction Subaccount.......................   9           Table of Contents.................................  54
  Charges Deducted from the Contract Value..........   9         Appendix A
      No Surrender Charge...........................   9           Condensed Financial Information...................  A1
      Premium Taxes.................................   9         Appendix B
      Administrative Charge.........................  10           The Investment Portfolios.........................  B1
      Transfer Charge...............................  10         Appendix C
  Charges Deducted from the Subaccounts.............  10           Fixed Account I...................................  C1
      Mortality and Expense Risk Charge.............  10         Appendix D
      Asset-Based Administrative Charge.............  10           Fixed Interest Division...........................  D1
      Earnings Multiplier Benefit Charge............  10         Appendix E
      Optional Rider Charges........................  11           Withdrawal Adjustment for 7% Solution
  Trust and Fund Expenses...........................  11               Death Benefit Element Examples................  E1
                                                                 Appendix F
The Annuity Contract................................  12           Special Funds and Excluded Funds Examples.........  F1
  Contract Date and Contract Year ..................  12         Appendix G
  Contract Owner....................................  12               MGWB Excess Withdrawal Amount Examples......... G1
  Annuity Start Date................................  14         Appendix H
  Annuitant.........................................  14           Death Benefits for Pre-2000 and Yr-2000
  Beneficiary.......................................  14               Contract Owners...............................  H1
  Purchase and Availability of the Contract.........  15         Appendix I
  Crediting of Premium Payments.....................  16           Death Benefits for Yr-2001 and May-2001
  Administrative Procedures.........................  17               Contract Owners...............................  I1
  Contract Value....................................  17         Appendix J
  Cash Surrender Value..............................  18           Death Benefits for May-2002 and Yr-2003
  Addition, Deletion or Substitution of                                Contract Owners...............................  J1
      Subaccounts and Other Changes.................  18         Appendix K
  The Fixed Account.................................  19           Optional Rider Benefits for Pre-2000 and
  Optional Riders...................................  19               Yr-2000 Contract Owners.......................  K1
      Rider Date....................................  19         Appendix L
      No Cancellation...............................  19           Optional Rider Benefits for Yr-2001 and
      Termination...................................  19               May-2001 Contract Owners......................  L1
      Minimum Guaranteed Income                                  Appendix M
         Benefit Rider..............................  22           Optional Rider Benefit Charges and
      Minimum Guaranteed Withdrawal                                    Optional Rider Benefits for May-2002
         Benefit Rider..............................  26               Contract Owners...............................  M1
  Other Contracts...................................  28         Appendix N
Withdrawals.........................................  29           Optional Rider Benefit Charges and
Transfers Among Your Investments....................  32               Optional Rider Benefits for May-2002
Death Benefit Choices...............................  35               and Yr-2003 Contract Owners...................  N1


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


--------------------------------------------------------------------------------
 INDEX  OF  SPECIAL  TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


         SPECIAL TERM                                            Page
    --------------------------------------------------------- ---------
   Accumulation Unit                                              4
    Annuitant                                                     14
    Annuity Start Date                                            14
    Cash Surrender Value                                          18
    Claim Date                                                    35
    Contract Date                                                 12
    Contract Owner                                                12
    Contract Value                                                17
    Contract Year                                                 12
    Covered Fund                                                   9
    Earnings Multiplier Benefit                                   38
    Excluded Fund                                                 10
    Max 7 Enhanced Death Benefit                                  38
    Net Investment Factor                                          4
    Net Rate of Return                                             4
    Quarterly Ratchet Enhanced Death Benefit                      37
    Restricted Fund                                                8
    Rider Date                                                    19
    7% Solution Death Benefit Element                             36
    Special Fund                                                   9
    Standard Death Benefit                                        35


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:


    TERM USED IN THIS PROSPECTUS        CORRESPONDING TERM USED IN THE CONTRACT
    ----------------------------------- ----------------------------------------
    Accumulation Unit Value             Index of Investment Experience
    Annuity Start Date                  Annuity Commencement Date
    Contract Owner                      Owner or Certificate Owner
    Contract Value                      Accumulation Value
    Transfer Charge                     Excess Allocation Charge
    Fixed Interest Allocation           Fixed Allocation
    Free Look Period                    Right to Examine Period
    Guaranteed Interest Period          Guarantee Period
    Subaccount(s)                       Division(s)
    Net Investment Factor               Experience Factor
    Regular Withdrawals                 Conventional Partial Withdrawals
    Withdrawals                         Partial Withdrawals

--------------------------------------------------------------------------------

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


--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge................. None

     Transfer  Charge  2........  $25 per  transfer,  if you make  more  than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3.........$40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     3    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES 4

--------------------------------------------------------------------------------
                                         STANDARD      ENHANCED DEATH BENEFITS
                                           DEATH       ------------------------
                                          BENEFIT      QUARTERLY
                                                        RATCHET        MAX 7

--------------------------------------------------------------------------------
 Mortality & Expense Risk Charge 5           1.65%          1.90%       2.10%
 Asset-Based Administrative Charge           0.15%          0.15%       0.15%
     Total                                   1.80%          2.05%       2.25%
--------------------------------------------------------------------------------

     4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     5 Please see the applicable appendix for the mortality and expense risk charge applicable to Pre-2000, Yr-2000 and Yr-2001 contract owners.


EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 6

--------------------------------------------- ----------------------------------
As an Annual Charge                           As a Quarterly Charge
--------------------------------------------- ----------------------------------
0.30% of contract value                       0.075% of contract value
--------------------------------------------- ----------------------------------

     6 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


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

OPTIONAL RIDER CHARGES 7


       Minimum Guaranteed Income Benefit rider:

----------- -------------------------------- ----------------------------------
MGIB Rate   As an Annual Charge              As a Quarterly Charge
----------- -------------------------------- ----------------------------------
7%          0.75% of the MGIB Charge Base8   0.1875% of the MGIB Charge Base8
----------- -------------------------------- ----------------------------------



       Minimum Guaranteed Withdrawal Benefit rider:


-------------------------------- -----------------------------------------------
As an Annual Charge              As a Quarterly Charge
-------------------------------- -----------------------------------------------
0.35% of contract value          0.0875% of contract value
-------------------------------- -----------------------------------------------

     7 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     8 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.



 ---------------------------------------------------------------------- ------------------ -----------------
 TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES                               MINIMUM           MAXIMUM
 ---------------------------------------------------------------------- ------------------ -----------------
 (expenses that are deducted from Trust or Fund assets, including
 management fees, distribution and/or service (12b-1) fees9, and other        0.53%             3.96%
 expenses):
 ---------------------------------------------------------------------- ------------------ -----------------


     9 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE1 The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such

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


total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through December 31, 2004. Expenses shown are actual expenses as of 12/31/02 unless otherwise noted.



  Fund Name                                   Investment  Distribution    Other     Total Fund     Total      Net Fund
                                                                                      Annual                   Annual
                                                             and/or                  Expenses                 Expenses
                                                            Service                  Without      Waivers      After
                                               Advisory     (12b-1)                 Waivers or      or       Waivers or
                                                 Fees         Fee       Expenses    Reductions  Reductions   Reductions
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund
  (Series II)                                     0.85%       0.25%        0.58%       1.68%        0.00%       1.68%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R)VIP Equity-Income Portfolio
  (Service
  Class 2)                                        0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R)VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
ING AIM Mid-Cap Growth Portfolio (Service
  Class)                                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Alliance Mid-Cap Growth Portfolio
  (Service Class)                                 0.78%       0.25%        0.02%       1.05%        0.00%       1.05%
ING American Funds Growth Portfolio 2             0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio 2      0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio 2      0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Service Class)                       0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Capital Guardian Managed Global
  Portfolio (Service Class)                       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Capital Guardian Small Cap Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Developing World Portfolio (Service
  Class)                                          1.50%       0.25%        0.01%       1.76%        0.00%       1.76%
ING Eagle Asset Value Equity Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING FMRSM Diversified Mid-Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Goldman Sachs Internet TollkeeperSM
  Portfolio (Service Class)                       1.60%       0.25%        0.01%       1.86%        0.00%       1.86%
ING Hard Assets Portfolio (Service Class)         0.69%       0.25%        0.01%       0.94%        0.00%       0.94%
ING International Portfolio (Service Class)       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Janus Growth and Income Portfolio
  (Service Class)                                 0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Janus Special Equity Portfolio (Service
  Class)                                          0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Jennison Equity Opportunities Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Service Class)                                 0.90%       0.25%        0.01%       1.16%        0.00%       1.16%
ING Julius Baer Foreign Portfolio (Service
  Class)                                          1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Liquid Assets Portfolio (Service Class)       0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Marsico Growth Portfolio (Service Class)      0.78%       0.25%        0.01%       1.04%        0.00%       1.04%
ING Mercury Focus Value Portfolio (Service
  Class)                                          0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING Mercury Fundamental Growth Portfolio
  (Service Class)                                 0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING MFS Mid-Cap Growth Portfolio (Service
  Class)                                          0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Research Portfolio (Service Class)        0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Total Return Portfolio (Service
  Class)                                          0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING PIMCO Core Bond Portfolio (Service Class)     0.66%       0.25%        0.02%       0.93%        0.00%       0.93%
ING Salomon Brothers Aggressive Growth
  Portfolio (Service Class)                       0.69%       0.25%        0.13%       1.07%        0.00%       1.07%
ING Salomon Brothers All Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Salomon Brothers Investors Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING T. Rowe Price Capital Appreciation
  Portfolio (Service Class)                       0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING T. Rowe Price Equity Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING UBS U.S. Balanced Portfolio (Service
  Class)                                          0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Equity Growth Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Global Franchise Portfolio
  (Service Class)                                 1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Growth and Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%

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ING Van Kampen Real Estate Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class
  S)                                              0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio  (Service Class)        0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio                 1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF-- Financial Services Fund             0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF-- Health Sciences Fund                0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF-- Leisure Fund                        0.75%       0.00%        3.21%       3.96%        2.67%       1.29%
INVESCO VIF-- Utilities Fund                      0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio (Admin Class)          0.25%       0.15%        0.36%       0.76%        0.00%       0.76%
PIMCO StocksPlus Growth and Income Portfolio
  (Admin Class)                                   0.40%       0.15%        0.11%       0.66%        0.00%       0.66%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class
  II)                                             0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30                              0.75%       0.25%        1.03%       2.03%        0.00%       2.03%
ProFund Rising Rates Opportunity                  0.75%       0.25%        1.13%       2.13%        0.00%       2.13%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%


Footnotes to the "Fund Expense Table"

     1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

     2 Because these portfolios are new, "Other Expenses", shown above, are estimated for 2003. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium

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


and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 -------------------------------------------------------------------------------
  If you surrender or annuitize your contract at the end of the applicable time period:
 -------------------------------------------------------------------------------
    1 year               3 years              5 years              10 years
     $583                $2,065               $3,469                $6,663
 --------------------- -------------------- -------------------- ---------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."


--------------------------------------------------------------------------------
 CONDENSED  FINANCIAL  INFORMATION
--------------------------------------------------------------------------------


ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unitvalue history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

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


Calculations for the subaccounts are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATIOn
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL  STATEMENTS

The following statements for Golden American Separate Account B (now ING USA Annuity and Life Insurance Company Separate Account B) are included in the Statement of Additional Information: the statement of assets and liabilities as of December 31, 2002, along with the related statement of operations for the year then ended and the statements of changs in net assets for each of the two years then ended; also, the statement of assets and liabilities as of September 30, 2003, along with the statements of operations and changes in net assets for the nine months then ended.

The following consolidated financial statements for Golden American (now ING USA Annuity and Life Insurance Company) are included in the Statement of Additional
Information: the consolidated balance sheets for the years ended December 31, 2002 and 2001, along with the consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for the three years ended December 31, 2002; also, the condensed consolidated balance sheet as of September 30, 2003, along with the condensed consolidated statement of income for the three and nine months ended September 30, 2003 and 2002, and the condensed consolidated statements of changes in shareholder's equity and statements of cash flows for the nine months ended September 30, 2003 and 2002. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.


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
--------------------------------------------------------------------------------
 ING  USA  ANNUITY  AND  LIFE  INSURANCE  COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


--------------------------------------------------------------------------------
 ING  USA  SEPARATE  ACCOUNT  B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


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


--------------------------------------------------------------------------------
 THE  TRUSTS  AND  FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.


--------------------------------------------------------------------------------
 RESTRICTED  FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.


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


--------------------------------------------------------------------------------
 COVERED  FUNDS,  SPECIAL  FUNDS  AND  EXCLUDED  FUNDS
--------------------------------------------------------------------------------


For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations  to Covered  Funds  participate  fully in all  guaranteed  benefits.
Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.


--------------------------------------------------------------------------------
 CHARGES  AND  FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     NO  SURRENDER   CHARGE.   We  do  not  deduct  any  surrender  charges  for
withdrawals.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional


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


premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.
<

---------------------------- ----------------------------- ----------------------------
                                    Quarterly Ratchet                   Max 7
          Standard                       Enhanced                     Enhanced
          Death Benefit                Death Benefit                 Death Benefit
--------------- ------------- -------------- -------------- ------------- --------------
                     Annual                       Annual                       Annual
                    Charge                       Charge                       Charge
                  Expressed                   Expressed as                 Expressed as
 Annual Charge     as Daily    Annual Charge   Daily Rate       Annual      Daily Rate
                     Rate                                       Charge

       1.65%       0.004558%        1.90%       0.005255%        2.10%        0.005815%
---------------- ------------- -------------- -------------- ------------- --------------

A description of the mortality and expense risk charges for contract owners other than Yr-2004 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date,


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and so on. We deduct the rider charge on each quarterly contract  anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

     Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

------------- -------------------------------- -------------------------------
MGIB Rate         As an Annual Charge               As a Quarterly Charge
------------- -------------------------------- -------------------------------

7%              0.75% of the MGIB Charge Base   0.1875% of the MGIB Charge Base
------------- -------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed
Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account I prospectus for more information on the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.


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CONTRACT OWNER
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are seven categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.


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The following is a general description of the categories:

----------------        --------------------------------------------------------
     PRE-2000:      a) all contracts  purchased  prior to February 1, 2000;
                    b) contracts  purchased  on or after  February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     YR-2000:       Contracts purchased on or after February 1, 2000
                    which offer four death benefit options, including the Max 7
                    Enhanced Death Benefit and the Annual Ratchet Enhanced Death
                    Benefit to age 80 (as available in the state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     YR-2001:       Contracts purchased on or after  January 2, 2001
                    which offer four death benefit options, including the Annual
                    Ratchet Enhanced Death Benefit to age 90, and under which
                    the determination of benefits when there are allocations to
                    Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor"(as
                    available in the state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     MAY-2001:      Contracts purchased on or after May 1,2001, which offer
                    four death benefit options, including the Annual Ratchet
                    Enhanced Death Benefit to age 90, offer an earnings
                    multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit
                    calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     MAY-2002:      Contracts purchased on or after May 1, 2002, which offer
                    four death  benefit options, including the Annual
                    Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     YR-2003:       Contracts  purchased on or after February 4, 2003
                    which have the same death benefits and living benefits as
                    May-2002 Contracts, but have a different calculation of the
                    Minimum Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the
                    state of issue at the time of purchase).

----------------    ------------------------------------------------------------
     YR-2004:       Contracts purchased on or after February 13, 2004
                    which offer the Quarterly Ratchet Death Benefit, do not
                    offer the 7% Solution Death Benefit, do not offer the
                    Minimum Guaranteed Accumulation Benefit and offer a Minimum
                    Guaranteed Withdrawal Benefit with reset and step-up benefit options (as available in the state of issue at the time of purchase).

--------------------------------------------------------------------------------


A description of benefits and charges for Pre-2000, Yr-2000, Yr-2001, May-2001, May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners

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may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

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CHANGE OF CONTRACT OWNER OR BENEFICIARY.  During the annuitant's  lifetime,  you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced
Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 90 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

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IRAs and other  qualified plans already have the  tax-deferral  feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the
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


          refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).


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On each  business  day after the  contract  date,  we  calculate  the  amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from(4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days. Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

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We reserve the right to: (i) deregister  Separate  Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 Contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.


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MINIMUM  GUARANTEED  INCOME BENEFIT RIDER (MGIB).  The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special
Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

     For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

     For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account I prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.


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Prior to your latest  annuity start date,  you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.


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               THE MGIB  ROLLUP BASE  ALLOCATED  TO  EXCLUDED  FUNDS  equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered
               Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          B) CALCULATION OF MGIB RATCHET  BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value,if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for


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                    subsequent eligible premiums and withdrawals attributable to
                    Covered  Funds or Special  Funds,  and  transfers.

               The MGIB RATCHET BASE FOR EXCLUDED FUNDs is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

               Effect of Transfers on MGIB Ratchet Base:

               Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

               Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

               A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

          2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS
The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued


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more than 30 days  before the date this rider  first  became  available  in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

     2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in


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the Excluded Funds may limit the MGWB Withdrawal  Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.


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     AUTOMATIC PERIODIC BENEFIT STATUS.  Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4)   you  have  not  died,   changed  the  ownership  of  the  Contract  or
          surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the reset option, the step-up benefit is not available.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

     1)   we reserve the right to increase the charge for the MGWB Rider;

     2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider.

     DEATH OF OWNER
        BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.


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        DURING AUTOMATIC  PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts or Funds. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.


--------------------------------------------------------------------------------
 WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:


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REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:


 -------------------------- --------------------------------------
                                       MAXIMUM PERCENTAGE

   FREQUENCY                          OF CONTRACT VALUE
  -------------------------- --------------------------------------
   Monthly                                   1.25%
   Quarterly                                 3.75%
   Annually                                 15.00%
 -------------------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature


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discussed  below  and  the  payments  exceed   interest   earnings.   Systematic
withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Internal Revenue Code (the "Code") may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.


IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the


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


calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


--------------------------------------------------------------------------------
 TRANSFERS  AMONG  YOUR  INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


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LIMITS IMPOSED BY UNDERLYING  FUNDS.  Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.


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The dollar  cost  averaging  program is  designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted
          Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.


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     o    Reallocation  request is made while the dollar cost averaging  program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the
          individual   Restricted  Fund  percentage   limit,  less  the  current
          allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.


--------------------------------------------------------------------------------
 DEATH  BENEFIT  CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, or the first of joint owners or your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the


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payment.  For  information  on required  distributions  under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered


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          Funds will equal the lesser of the net contract value  transferred and the decrease in the Standard MGDB in Excluded Funds.


ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

     1)   the  current  contract  value  in  Covered  Funds  (after   deductions
          occurring as of that date); or

     2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.


Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last Quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to


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Special  or  Excluded  Funds,  as  applicable,  will equal the  decrease  in the
Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

               b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

     For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

     For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.


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Note:  In all cases  described  above,the amount of the death  benefit  could be reduced by premium taxes owed and withdrawals not previously deducted.The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate
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proportion  to  the  contract  value  in  the  subaccounts,  unless  you  direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.


CONTINUATION AFTER DEATH -- NOT A SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will


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apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH BENEFIT
If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

--------------------------------------------------------------------------------
 THE  ANNUITY  OPTIONS
--------------------------------------------------------------------------------


ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.


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For each annuity option we will issue a separate written  agreement  putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS
A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer,


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you may  request  that  payments  be made in annual,  semi-annual  or  quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


--------------------------------------------------------------------------------
 OTHER  CONTRACT  PROVISIONS
--------------------------------------------------------------------------------


REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

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SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.


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SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings
Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also  make  additional  payments  to  broker/dealers  for  marketing  and
educational   expenses  and  to  reimburse   certain   expenses  of   registered
representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.


-------------------------------------------------------------------------------
 OTHER  INFORMATION
--------------------------------------------------------------------------------


VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.


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STATE REGULATION
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING
As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS
The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, along with the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
 FEDERAL  TAX  CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.


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This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes,


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the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the  taxpayer  reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We

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currently treat any partial  annuitizations,  such as those  associated with the
MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code,


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qualified annuity plan under section 403(a) of the Code,  section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.


     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.


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Generally,  you must begin  receiving  distributions  from a traditional  IRA by
April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken. If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


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     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2)   Death  Benefits,   Annuitization   and   Surrenders:   We  deduct  the
          outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c)   Minimum   Guaranteed   Accumulation   Benefit   ("MGAB")   Rider.
               Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period,


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               because  transfers made within such 3-year period reduce the MGAB
               Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS-- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of


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non-periodic payments (including withdrawals prior to the annuity starting date)
and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
 STATEMENT  OF  ADDITIONAL  INFORMATION
--------------------------------------------------------------------------------




          TABLE OF CONTENTS
          Item
          Introduction
          Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
          The Administrator
          Independent Auditors
          Distribution of Contracts
          Performance Information
          IRA Partial Withdrawal Option
          Other Information
          Financial Statements of Golden American Life Insurance Company Financial Statements of Golden American Separate Account B









Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover. - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:


                           --------------------------------------------------
                           Name

                           --------------------------------------------------
                           Social Security Number

                           --------------------------------------------------
                           Street Address

                           --------------------------------------------------
                           City, State, Zip

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--------------------------------------------------------------------------------
 APPENDIX  A
--------------------------------------------------------------------------------


                        CONDENSED FINANCIAL INFORMATION


Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B, (now ING USA Annuity and Life Insurance Company Separate Account B) available under the Contract for the indicated periods.

                                          2002      2001       2000      1999       1998      1997       1996       1995

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

     AIM VI Dent Demographic Trends
         AUV at Beginning of Period      $10.99    $10.00 (11)
         AUV at End of Period             $7.34    $10.99
         Number of Accumulation
         Units
            Outstanding at End of       218,094    16,786
            Period

     Fidelity(R) VIP Equity--Income
         AUV at Beginning of Period       $9.59    $10.00 (12)
         AUV at End of Period             $7.83     $9.59
         Number of Accumulation
         Units
            Outstanding at End of       478,395
            Period

     Fidelity(R) VIP Growth
         AUV at Beginning of Period       $9.27    $10.00 (12)
         AUV at End of Period             $6.37     $9.27
         Number of Accumulation
         Units
            Outstanding at End of       523,176
            Period

     ING AIM Mid Cap Growth
         AUV at Beginning of Period      $14.71    $18.92     $21.92     $14.23    $14.31     $11.78     $10.01     $10.00 (1)
         AUV at End of Period             $9.91    $14.71     $18.92     $21.92    $14.23     $14.31     $11.78     $10.01
         Number of Accumulation
         Units
            Outstanding at End of     2,906,118 3,787,157  4,824,609  2,450,796 1,105,850    554,068    231,567     47,478
            Period

     ING Alliance Mid Cap Growth
         AUV at Beginning of Period      $14.64    $17.21     $21.06     $17.01    $15.41     $12.49     $10.00 (3)
         AUV at End of Period            $10.10    $14.64     $17.21     $21.06    $17.01     $15.41     $12.49
         Number of Accumulation
         Units
            Outstanding at End of     5,368,761 6,450,280  6,881,891  5,870,533 3,297,314    438,636     38,037
            Period

     ING Capital Guardian Large Cap Value
         AUV at Beginning of Period      $10.02    $10.55     $10.00 (7)
         AUV at End of Period             $7.53    $10.02     $10.55
         Number of Accumulation
         Units
            Outstanding at End of     4,513,819 3,900,663  2,138,069
            Period

     ING Capital Guardian Managed Global
         AUV at Beginning of Period      $17.54    $20.19     $23.97     $14.88    $11.67     $10.55      $9.53      $9.28 (1)
         AUV at End of Period            $13.80    $17.54     $20.19     $23.97    $14.88     $11.67     $10.55      $9.53
         Number of Accumulation
         Units
            Outstanding at End of     1,965,666 1,757,559  1,348,844    676,402   610,300    443,665    231,774
            Period

     ING Capital Guardian Small Cap
         AUV at Beginning of Period      $17.87    $18.40     $22.82     $15.37    $12.88     $11.84     $10.00     $10.00 (2)
         AUV at End of Period            $13.14    $17.87     $18.40     $22.82    $15.37     $12.88     $11.84     $10.00
         Number of Accumulation
         Units
            Outstanding at End of     5,592,680 7,129,680  6,884,892  5,053,919 2,476,498    559,014    227,347         --
            Period

     ING Developing World
         AUV at Beginning of Period       $7.08     $7.58     $11.61      $7.28    $10.00 (6)
         AUV at End of Period             $6.23     $7.08      $7.58     $11.61     $7.28
         Number of Accumulation
         Units
            Outstanding at End of     1,925,891 2,270,962  2,014,772  2,133,907   417,221
            Period


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     ING Eagle Asset Value Equity
         AUV at Beginning of Period      $18.34    $19.46     $18.14     $18.31    $18.28     $14.57     $13.36     $12.41 (1)
         AUV at End of Period            $15.00    $18.34     $19.46     $18.14    $18.31     $18.28     $14.57     $13.36
         Number of Accumulation
         Units
            Outstanding at End of     2,314,070 2,404,425  2,586,368  1,825,971 1,415,540    469,649    249,994     23,394
            Period

     ING FMRSM Diversified Mid--Cap
         AUV at Beginning of Period       $9.09     $9.88     $10.00 (9)
         AUV at End of Period             $7.23     $9.09      $9.88
         Number of Accumulation
         Units
            Outstanding at End of     1,436,694   685,331    290,230
            Period

     ING Goldman Sachs Internet Tollkeeper
         AUV at Beginning of Period       $7.62    $10.00 (10)
         AUV at End of Period             $4.65     $7.62
         Number of Accumulation
         Units
            Outstanding at End of       387,486    47,818
            Period

     ING Hard Assets
         AUV at Beginning of Period      $14.14    $16.32     $17.37     $14.28    $20.57     $19.65     $14.96     $14.71 (1)
         AUV at End of Period            $14.05    $14.14     $16.32     $17.37    $14.28     $20.57     $19.65     $14.96
         Number of Accumulation
         Units
            Outstanding at End of       575,255   295,871    309,819    355,052   258,034     90,379     43,232      2,847
            Period

     ING International Equity
         AUV at Beginning of Period       $8.66    $11.37     $15.57     $10.29     $9.90     $10.28 (5)
         AUV at End of Period             $7.16     $8.66     $11.37     $15.57    $10.29      $9.90
         Number of Accumulation
         Units
            Outstanding at End of     4,449,069 5,060,321  5,535,477  4,666,041 2,422,075     90,783
            Period

     ING Janus Growth and Income
         AUV at Beginning of Period       $8.87     $9.94     $10.00 (9)
         AUV at End of Period             $7.05     $8.87      $9.94
         Number of Accumulation
         Units
            Outstanding at End of     1,676,923 1,073,857    274,785
            Period

     ING Janus Special Equity
         AUV at Beginning of Period       $8.32     $8.89     $10.00 (9)
         AUV at End of Period             $6.08     $8.32      $8.89
         Number of Accumulation
         Units
            Outstanding at End of       464,522   368,091    121,670
            Period

     ING Jennison Equity Opportunities
         AUV at Beginning of Period      $21.60    $25.17     $30.11     $24.50    $22.05     $17.34     $14.63     $14.23 (1)
         AUV at End of Period            $15.06    $21.60     $25.17     $30.11    $24.50     $22.05     $17.34     $14.63
         Number of Accumulation
         Units
            Outstanding at End of     2,929,610 3,606,212  3,626,696  2,412,721 1,342,756    312,229    174,592     16,369
            Period

     ING JP Morgan Fleming International
     Enhanced EAFE
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.22
         Number of Accumulation
         Units
            Outstanding at End of        72,898
            Period

     ING JP Morgan Fleming SmallCap
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.85
         Number of Accumulation
         Units
            Outstanding at End of       169,670
            Period

     ING Limited Maturity Bond
         AUV at Beginning of Period      $19.06    $17.76     $16.72     $16.77    $15.91     $15.13     $14.71     $14.35 (1)
         AUV at End of Period            $20.16    $19.06     $17.76     $16.72    $16.77     $15.91     $15.13     $14.71
         Number of Accumulation
         Units
            Outstanding at End of     6,261,694 4,325,602  3,621,501  2,938,050 1,557,946    133,461     46,293     11,834
            Period

     ING Liquid Assets
         AUV at Beginning of Period      $15.84    $15.47     $14.79     $14.33    $13.83     $13.35     $12.89     $12.76 (1)
         AUV at End of Period            $15.84    $15.84     $15.47     $14.79    $14.33     $13.83     $13.35     $12.89
         Number of Accumulation
         Units
            Outstanding at End of     12,089,343 14,053,31614,214,982 13,701,796 3,587,644    353,076     84,960     62,084
            Period


Access - 131180



     ING Marsico Growth
         AUV at Beginning of Period      $15.14    $22.02     $28.62     $16.29    $13.03     $11.42     $10.00 (4)
         AUV at End of Period            $10.52    $15.14     $22.02     $28.62    $16.29     $13.03     $11.42
         Number of Accumulation
         Units
            Outstanding at End of    12,372,395 16,739,73118,211,995 14,289,972 3,293,705    343,006
            Period

     ING Mercury Focus Value
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.37
         Number of Accumulation
         Units
            Outstanding at End of        93,268
            Period

     ING Mercury Fundamental Growth
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.97
         Number of Accumulation
         Units
            Outstanding at End of        44,773
            Period

     ING MFS Mid Cap Growth
         AUV at Beginning of Period      $31.80    $42.23     $39.59     $22.43    $18.52     $15.70     $13.21     $12.95 (3)
         AUV at End of Period            $16.05    $31.80     $42.23     $39.59    $22.43     $18.52     $15.70     $13.21
         Number of Accumulation
         Units
            Outstanding at End of     5,485,147 6,612,249  7,313,425  4,873,150 1,905,009    177,125     28,223
            Period

     ING MFS Research
         AUV at Beginning of Period      $20.44    $26.39     $28.04     $22.89    $18.87     $15.93     $13.10     $12.25 (4)
         AUV at End of Period            $15.14    $20.44     $26.39     $28.04    $22.89     $18.87     $15.93     $13.10
         Number of Accumulation
         Units
            Outstanding at End of     5,913,309 7,316,946  8,149,686  6,431,949 3,902,975    268,126
            Period

     ING MFS Total Return
         AUV at Beginning of Period      $20.56    $20.75     $18.06     $17.72    $16.10     $13.51     $12.05     $11.41 (4)
         AUV at End of Period            $19.23    $20.56     $20.75     $18.06    $17.72     $16.10     $13.51     $12.05
         Number of Accumulation
         Units
            Outstanding at End of     9,138,045 9,253,396  9,222,565  8,274,090 3,982,961    286,032
            Period

     ING PIMCO Core Bond
         AUV at Beginning of Period      $11.86    $11.74     $11.79     $13.09    $11.87     $11.96     $11.55     $11.20 (6)
         AUV at End of Period            $12.71    $11.86     $11.74     $11.79    $13.09     $11.87     $11.96     $11.55
         Number of Accumulation
         Units
            Outstanding at End of     4,410,375 1,669,195  1,224,547    753,003   396,067     10,655
            Period

     ING Salomon Brothers All Cap
         AUV at Beginning of Period      $11.65    $11.59     $10.00 (7)
         AUV at End of Period             $8.55    $11.65     $11.59
         Number of Accumulation
         Units
            Outstanding at End of     3,519,149 4,280,223  2,182,516
            Period

     ING Salomon Brothers Investors
         AUV at Beginning of Period      $10.63    $11.26     $10.00 (7)
         AUV at End of Period             $8.07    $10.63     $11.26
         Number of Accumulation
         Units
            Outstanding at End of     1,177,892   952,473    539,461
            Period

     ING T. Rowe Price Capital Appreciation
         AUV at Beginning of Period      $28.22    $26.04     $21.65     $20.53    $19.66     $17.29     $15.07     $14.62 (1)
         AUV at End of Period            $27.96    $28.22     $26.04     $21.65    $20.53     $19.66     $17.29     $15.07
         Number of Accumulation
         Units
            Outstanding at End of     5,326,018 4,592,780  3,264,322  2,546,589 1,628,158    414,805    173,475     13,988
            Period

     ING T. Rowe Price Equity Income
         AUV at Beginning of Period      $23.90    $23.91     $21.47     $21.94    $20.55     $17.75     $16.55     $15.94 (1)
         AUV at End of Period            $20.45    $23.90     $23.91     $21.47    $21.94     $20.55     $17.75     $16.55
         Number of Accumulation
         Units
            Outstanding at End of     2,796,772 3,366,042  2,309,478  2,014,454   800,490    255,396    150,732     21,073
            Period

     ING Van Kampen Equity Growth
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.82
         Number of Accumulation
         Units
            Outstanding at End of       124,181
            Period

     ING Van Kampen Global Franchise
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.85
         Number of Accumulation
         Units
            Outstanding at End of       220,958
            Period


Access - 131180



     ING Van Kampen Growth & Income
         AUV at Beginning of Period      $21.65    $24.94     $25.83     $22.61    $20.09     $15.69     $13.19     $12.12 (1)
         AUV at End of Period            $18.19    $21.65     $24.94     $25.83    $22.61     $20.09     $15.69     $13.19
         Number of Accumulation
         Units
            Outstanding at End of     6,183,621 7,290,571  8,035,274  7,496,161 4,591,471    853,473    355,191     36,100
            Period

     ING Van Kampen Real Estate
         AUV at Beginning of Period      $28.40    $26.64     $20.62     $21.74    $25.48     $21.04     $15.78     $14.91 (1)
         AUV at End of Period            $28.06    $28.40     $26.64     $20.62    $21.74     $25.48     $21.04     $15.78
         Number of Accumulation
         Units
            Outstanding at End of     1,167,126   887,731  1,006,919    534,577   436,867    135,993     42,710      2,910
            Period

     ING VP Bond Portfolio
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period            $10.64
         Number of Accumulation
         Units
            Outstanding at End of       719,279
            Period

     ING VP Growth Opportunities
         AUV at Beginning of Period       $7.79    $10.00 (10)
         AUV at End of Period             $5.26     $7.79
         Number of Accumulation
         Units
            Outstanding at End of       143,307    82,839
            Period

     ING VP MagnaCap
         AUV at Beginning of Period       $9.35    $10.00 (10)
         AUV at End of Period             $7.10     $9.35
         Number of Accumulation
         Units
            Outstanding at End of       211,733    38,846
            Period

     ING VP SmallCap Opportunities
         AUV at Beginning of Period       $8.33    $10.00 (10)
         AUV at End of Period             $4.62     $8.33
         Number of Accumulation
         Units
            Outstanding at End of       774,557   180,638
            Period

     ING VP Worldwide Growth
         AUV at Beginning of Period       $7.02     $8.75     $10.00 (8)
         AUV at End of Period             $5.21     $7.02      $8.75
         Number of Accumulation
         Units
            Outstanding at End of       467,247   306,137    110,552
            Period

     Invesco VIF Health Sciences
         AUV at Beginning of Period      $10.27    $10.00 (11)
         AUV at End of Period             $7.65    $10.27
         Number of Accumulation
         Units
            Outstanding at End of       351,424    20,414
            Period

     Invesco VIF Leisure Fund
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.44
         Number of Accumulation
         Units
            Outstanding at End of        69,607
            Period

     Invesco VIF--Financial Services
         AUV at Beginning of Period       $9.37    $10.00 (11)
         AUV at End of Period             $7.86     $9.37
         Number of Accumulation
         Units
            Outstanding at End of       584,089    28,966
            Period

     Invesco VIF--Utilities
         AUV at Beginning of Period       $8.11    $10.00 (11)
         AUV at End of Period             $6.37     $8.11
         Number of Accumulation
         Units
            Outstanding at End of       127,145     5,341
            Period

     Jennison Portfolio
         AUV at Beginning of Period       $6.30     $7.85     $10.00 (11)
         AUV at End of Period             $4.27     $6.30      $7.85
         Number of Accumulation
         Units
            Outstanding at End of     1,009,408 1,264,693    194,916
            Period

     Pimco High Yield Portfolio
         AUV at Beginning of Period      $10.10    $10.01     $10.24     $10.08    $10.00 (6)
         AUV at End of Period             $9.84    $10.10     $10.01     $10.24    $10.08
         Number of Accumulation
         Units
            Outstanding at End of     6,193,058 5,836,177  5,140,416  5,053,972 1,630,971
            Period


Access - 131180



     Pimco StocksPLUS Growth & Income
         AUV at Beginning of Period      $10.23    $11.72     $13.13     $11.11    $10.00 (6)
         AUV at End of Period             $8.05    $10.23     $11.72     $13.13    $11.11
         Number of Accumulation
         Units
            Outstanding at End of     4,911,149 5,825,877  6,006,923  4,797,771 1,527,698
            Period

     Pioneer Fund VCT
         AUV at Beginning of Period       $9.39    $10.00 (11)
         AUV at End of Period             $7.47     $9.39
         Number of Accumulation
         Units
            Outstanding at End of       291,461    27,047
            Period

     Pioneer Mid Cap Value
         AUV at Beginning of Period      $10.72    $10.00 (11)
         AUV at End of Period             $9.36    $10.72
         Number of Accumulation
         Units
            Outstanding at End of       983,243   170,276
            Period

     ProFund VP Bull
         AUV at Beginning of Period       $8.90    $10.00 (10)
         AUV at End of Period             $6.67     $8.90
         Number of Accumulation
         Units
            Outstanding at End of     1,231,933   805,047
            Period

     ProFund VP Europe 30
         AUV at Beginning of Period       $8.27    $10.00 (10)
         AUV at End of Period             $6.05     $8.27
         Number of Accumulation
         Units
            Outstanding at End of       257,910     8,429
            Period

     ProFund VP Small Cap
         AUV at Beginning of Period       $9.43    $10.00 (10)
         AUV at End of Period             $7.21     $9.43
         Number of Accumulation
         Units
            Outstanding at End of     1,755,936 1,134,989
            Period

     SP Jennison International
     Growth
         AUV at Beginning of Period       $5.41     $8.56     $10.00 (9)
         AUV at End of Period             $4.12     $5.41      $8.56
         Number of Accumulation
         Units
            Outstanding at End of       535,933   294,591     65,551
            Period

     Footnotes
     (1)    Fund First Available during October 1995
     (2)    Fund First Available during January 1996
     (3)    Fund First Available during September 1996
     (4)    Fund First Available during February 1997
     (5)    Fund First Available during October 1997
     (6)    Fund First Available during May 1998
     (7)    Fund First Available during February 2000
     (8)    Fund First Available during May 2000
     (9)    Fund First Available during October 2000
    (10)    Fund First Available during May 2001
    (11)    Fund First Available during November 2001
    (12)    Fund First Available during May 2002

                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.99    $10.00 (5)
          AUV at End of Period            $7.34    $10.99
          Number of Accumulation
          Units
             Outstanding at End of      226,139    23,503
             Period

     Fidelity(R) VIP Equity--Income
          AUV at Beginning of Period      $9.59    $10.00 (7)
          AUV at End of Period            $7.83     $9.59
          Number of Accumulation
          Units
             Outstanding at End of      321,872
             Period


Access - 131180



     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.27    $10.00 (7)
          AUV at End of Period            $6.37     $9.27
          Number of Accumulation
          Units
             Outstanding at End of      534,217
             Period

     Galaxy VIP Asset Allocation
          AUV at Beginning of Period      $9.83    $10.78     $10.52
          AUV at End of Period            $8.14     $9.83     $10.78
          Number of Accumulation
          Units
             Outstanding at End of       41,974    72,907     70,287
             Period

     Galaxy VIP Equity Fund
          AUV at Beginning of Period      $9.20    $11.41     $11.52
          AUV at End of Period            $6.56     $9.20     $11.41
          Number of Accumulation
          Units
             Outstanding at End of       41,998    48,568     46,533
             Period

     Galaxy VIP Growth & Income
          AUV at Beginning of Period     $10.39    $10.98     $10.27
          AUV at End of Period            $7.55    $10.39     $10.98
          Number of Accumulation
          Units
             Outstanding at End of        6,936     7,205      4,780
             Period

     Galaxy VIP Quality Plus Bond
          AUV at Beginning of Period     $11.69    $11.04      $9.95
          AUV at End of Period           $12.72    $11.69     $11.04
          Number of Accumulation
          Units
             Outstanding at End of        2,441     2,442      2,299
             Period

     Galaxy VIP Small Company Growth
          AUV at Beginning of Period     $13.12    $13.34     $15.07
          AUV at End of Period            $8.67    $13.12     $13.34
          Number of Accumulation
          Units
             Outstanding at End of        1,318     1,322      1,108
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.64    $18.85     $21.70 (1)
          AUV at End of Period            $9.86    $14.64     $18.85
          Number of Accumulation
          Units
             Outstanding at End of    1,870,965 2,160,544  1,797,957
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.59    $17.17     $20.13 (1)
          AUV at End of Period           $10.06    $14.59     $17.17
          Number of Accumulation
          Units
             Outstanding at End of    1,918,853 1,780,512  1,239,023
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period     $10.01    $10.54     $10.00 (1)
          AUV at End of Period            $7.52    $10.01     $10.54
          Number of Accumulation
          Units
             Outstanding at End of    6,465,372 4,561,875  1,537,946
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $17.43    $20.08     $22.29 (1)
          AUV at End of Period           $13.71    $17.43     $20.08
          Number of Accumulation
          Units
             Outstanding at End of    2,246,690 1,775,926    965,140
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.82    $18.35     $23.69 (1)
          AUV at End of Period           $13.09    $17.82     $18.35
          Number of Accumulation
          Units
             Outstanding at End of    2,987,431 2,714,045  1,586,595
             Period

     ING Developing World
          AUV at Beginning of Period      $7.07     $7.57     $11.66 (1)
          AUV at End of Period            $6.22     $7.07      $7.57
          Number of Accumulation
          Units
             Outstanding at End of    1,365,017 1,495,431    760,058
             Period


Access - 131180



     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $18.25    $19.38     $17.48 (1)
          AUV at End of Period           $14.92    $18.25     $19.38
          Number of Accumulation
          Units
             Outstanding at End of    1,201,589   833,753    472,034
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.09     $9.88     $10.00 (3)
          AUV at End of Period            $7.22     $9.09      $9.88
          Number of Accumulation
          Units
             Outstanding at End of    1,947,601   959,092    131,431
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00 (8)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of          --
             Period

     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00 (9)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.61    $10.00 (4)
          AUV at End of Period            $4.64     $7.61
          Number of Accumulation
          Units
             Outstanding at End of      519,244    89,535
             Period

     ING Hard Assets
          AUV at Beginning of Period     $14.03    $16.20     $16.12 (1)
          AUV at End of Period           $13.94    $14.03     $16.20
          Number of Accumulation
          Units
             Outstanding at End of      436,185   144,214     57,353
             Period

     ING International Equity
          AUV at Beginning of Period      $8.70    $11.43     $15.02 (6)
          AUV at End of Period            $7.19     $8.70     $11.43
          Number of Accumulation
          Units
             Outstanding at End of    1,834,152 1,624,384  1,257,278
             Period

     ING Janus Growth and Income
          AUV at Beginning of Period      $8.87     $9.94     $10.00 (3)
          AUV at End of Period            $7.04     $8.87      $9.94
          Number of Accumulation
          Units
             Outstanding at End of    2,831,574 1,698,201    170,460
             Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.32     $8.89     $10.00 (3)
          AUV at End of Period            $6.07     $8.32      $8.89
          Number of Accumulation
          Units
             Outstanding at End of      610,059   538,057     76,347
             Period

     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $21.46    $25.03     $29.44 (1)
          AUV at End of Period           $14.96    $21.46     $25.03
          Number of Accumulation
          Units
             Outstanding at End of    1,951,375 1,862,499  1,210,622
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.22
          Number of Accumulation
          Units
             Outstanding at End of      106,211
             Period


Access - 131180



     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.84
          Number of Accumulation
          Units
             Outstanding at End of      209,858
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $18.88    $17.60     $16.56 (1)
          AUV at End of Period           $19.95    $18.88     $17.60
          Number of Accumulation
          Units
             Outstanding at End of    3,840,533 2,416,706    849,473
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $15.67    $15.31     $14.70 (1)
          AUV at End of Period           $15.66    $15.67     $15.31
          Number of Accumulation
          Units
             Outstanding at End of   10,877,063 12,017,917 7,270,477
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $15.10    $21.96     $29.12 (1)
          AUV at End of Period           $10.48    $15.10     $21.96
          Number of Accumulation
          Units
             Outstanding at End of    5,599,657 6,476,226  4,730,311
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.37
          Number of Accumulation
          Units
             Outstanding at End of       91,571
             Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.97
          Number of Accumulation
          Units
             Outstanding at End of       27,664
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $31.73    $42.16     $38.56 (1)
          AUV at End of Period           $16.01    $31.73     $42.16
          Number of Accumulation
          Units
             Outstanding at End of    3,084,372 3,144,090  1,992,588
             Period

     ING MFS Research
          AUV at Beginning of Period     $20.35    $26.30     $26.94 (1)
          AUV at End of Period           $15.07    $20.35     $26.30
          Number of Accumulation
          Units
             Outstanding at End of    2,475,752 2,427,133  1,500,906
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $20.47    $20.68     $17.46 (1)
          AUV at End of Period           $19.15    $20.47     $20.68
          Number of Accumulation
          Units
             Outstanding at End of    4,962,123 3,612,214  1,350,560
             Period

     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.81    $11.70     $11.44 (1)
          AUV at End of Period           $12.65    $11.81     $11.70
          Number of Accumulation
          Units
             Outstanding at End of    4,516,490 1,400,922    381,139
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.64    $11.59     $10.00 (1)
          AUV at End of Period            $8.54    $11.64     $11.59
          Number of Accumulation
          Units
             Outstanding at End of    4,205,676 3,977,598  1,200,520
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.62    $11.26     $10.00 (1)
          AUV at End of Period            $8.06    $10.62     $11.26
          Number of Accumulation
          Units
             Outstanding at End of    1,674,081 1,224,296    313,828
             Period


Access - 131180



     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $27.99    $25.84     $20.89 (1)
          AUV at End of Period           $27.72    $27.99     $25.84
          Number of Accumulation
          Units
             Outstanding at End of    4,380,117 2,279,908    507,008
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $23.71    $23.74     $20.18 (1)
          AUV at End of Period           $20.28    $23.71     $23.74
          Number of Accumulation
          Units
             Outstanding at End of    2,137,260 1,599,946    470,889
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.82
          Number of Accumulation
          Units
             Outstanding at End of      115,969
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.84
          Number of Accumulation
          Units
             Outstanding at End of      255,201
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $21.53    $24.81     $25.53 (1)
          AUV at End of Period           $18.08    $21.53     $24.81
          Number of Accumulation
          Units
             Outstanding at End of    1,951,607 1,737,220  1,073,372
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $28.18    $26.44     $20.64 (1)
          AUV at End of Period           $27.82    $28.18     $26.44
          Number of Accumulation
          Units
             Outstanding at End of      947,490   414,152    211,380
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.64
          Number of Accumulation
          Units
             Outstanding at End of      665,314
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.79    $10.00 (4)
          AUV at End of Period            $5.26     $7.79
          Number of Accumulation
          Units
             Outstanding at End of      297,926    83,427
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.35    $10.00 (4)
          AUV at End of Period            $7.10     $9.35
          Number of Accumulation
          Units
             Outstanding at End of      307,643    91,138
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.33    $10.00 (4)
          AUV at End of Period            $4.62     $8.33
          Number of Accumulation
          Units
             Outstanding at End of    1,042,746   268,186
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $7.02     $8.75     $10.00 (2)
          AUV at End of Period            $5.20     $7.02      $8.75
          Number of Accumulation
          Units
             Outstanding at End of      859,281   479,640    169,871
             Period


Access - 131180



     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.27    $10.00 (5)
          AUV at End of Period            $7.65    $10.27
          Number of Accumulation
          Units
             Outstanding at End of      481,393    38,465
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.44
          Number of Accumulation
          Units
             Outstanding at End of      132,019
             Period

     Invesco VIF--Financial Services
          AUV at Beginning of Period      $9.36    $10.00 (5)
          AUV at End of Period            $7.85     $9.36
          Number of Accumulation
          Units
             Outstanding at End of      491,869    37,443
             Period

     Invesco VIF--Utilities
          AUV at Beginning of Period      $8.11    $10.00 (5)
          AUV at End of Period            $6.37     $8.11
          Number of Accumulation
          Units
             Outstanding at End of      152,798     8,161
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.29     $7.84     $10.00 (2)
          AUV at End of Period            $4.27     $6.29      $7.84
          Number of Accumulation
          Units
             Outstanding at End of    1,366,874 1,272,891    242,694
             Period

     Pimco High Yield Portfolio
          AUV at Beginning of Period     $10.08    $10.00     $10.16 (1)
          AUV at End of Period            $9.82    $10.08     $10.00
          Number of Accumulation
          Units
             Outstanding at End of    3,925,320 2,641,283    908,512
             Period

     Pimco StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.21    $11.70     $12.52 (1)
          AUV at End of Period            $8.03    $10.21     $11.70
          Number of Accumulation
          Units
             Outstanding at End of    2,241,996 2,222,192  1,178,840
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.38    $10.00 (5)
          AUV at End of Period            $7.47     $9.38
          Number of Accumulation
          Units
             Outstanding at End of      295,688     5,663
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71    $10.00 (5)
          AUV at End of Period            $9.36    $10.71
          Number of Accumulation
          Units
             Outstanding at End of      728,410    98,183
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.89    $10.00 (4)
          AUV at End of Period            $6.66     $8.89
          Number of Accumulation
          Units
             Outstanding at End of    1,271,888   267,236
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.26    $10.00 (4)
          AUV at End of Period            $6.05     $8.26
          Number of Accumulation
          Units
             Outstanding at End of    1,365,500   568,994
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.43    $10.00 (4)
          AUV at End of Period            $7.21     $9.43
          Number of Accumulation
          Units
             Outstanding at End of    1,133,339   403,215
             Period


ccess - 131180



     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.41     $8.56     $10.00 (3)
          AUV at End of Period            $4.11     $5.41      $8.56
          Number of Accumulation
          Units
             Outstanding at End of      519,700   385,101     44,024
             Period

     FOOTNOTES
     (1)  Fund First Available during October 1993
     (2)  Fund First Available during January 1995
     (3)  Fund First Available during October 1995
     (4)  Fund First Available during January 1996
     (5)  Fund First Available during September 1996
     (6)  Fund First Available during February 1997
     (7)  Fund First Available during May 1998
     (8)  Fund First Available during October 2000
     (9)  Fund First Available during May 2001




                                          2002      2001       2000      1999       1998      1997       1996       1995

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%

    AIM VI Dent Demographic Trends
         AUV at Beginning of Period      $10.99    $10.00 (11)
         AUV at End of Period             $7.33    $10.99
         Number of Accumulation
         Units
            Outstanding at End of        43,074    77,645
            Period

    Fidelity(R) VIP Equity--Income
         AUV at Beginning of Period       $9.58    $10.00 (12)
         AUV at End of Period             $7.82     $9.58
         Number of Accumulation
         Units
            Outstanding at End of       185,665
            Period

    Fidelity(R) VIP Growth
         AUV at Beginning of Period       $9.27    $10.00 (12)
         AUV at End of Period             $6.36     $9.27
         Number of Accumulation
         Units
            Outstanding at End of       219,815
            Period

    ING AIM Mid Cap Growth
         AUV at Beginning of Period      $14.57    $18.78     $21.78     $14.16    $14.26     $11.76     $10.01     $10.00 (1)
         AUV at End of Period             $9.80    $14.57     $18.78     $21.78    $14.16     $14.26     $11.76     $10.01
         Number of Accumulation
         Units
            Outstanding at End of     1,999,022 2,640,192  3,565,531  2,655,079 1,731,615  1,361,070    968,694    152,633
            Period

    ING Alliance Mid Cap Growth
         AUV at Beginning of Period      $14.51    $17.09     $20.94     $16.94    $15.36     $12.47     $10.00 (3)
         AUV at End of Period             $9.99    $14.51     $17.09     $20.94    $16.94     $15.36     $12.47
         Number of Accumulation
         Units
            Outstanding at End of     4,478,808 5,716,524  6,622,519  6,210,698 3,474,460  1,288,333    173,758
            Period

    ING Capital Guardian Large Cap Value
         AUV at Beginning of Period       $9.99    $10.53     $10.00 (7)
         AUV at End of Period             $7.50     $9.99     $10.53
         Number of Accumulation
         Units
            Outstanding at End of     2,128,387 1,783,085    770,213
            Period

    ING Capital Guardian Managed Global
         AUV at Beginning of Period      $17.30    $19.94     $23.71     $14.75    $11.58     $10.49      $9.49      $9.24 (1)
         AUV at End of Period            $13.59    $17.30     $19.94     $23.71    $14.75     $11.58     $10.49      $9.49
         Number of Accumulation
         Units
            Outstanding at End of     2,796,758 3,208,566  3,496,637  3,306,922 3,354,682  2,721,529  1,375,023
            Period

    ING Capital Guardian Small Cap
         AUV at Beginning of Period      $17.71    $18.26     $22.68     $15.30    $12.84     $11.82     $10.00     $10.00 (2)
         AUV at End of Period            $13.00    $17.71     $18.26     $22.68    $15.30     $12.84     $11.82     $10.00
         Number of Accumulation
         Units
            Outstanding at End of     4,048,976 4,908,965  5,436,275  4,514,345 3,086,639  2,049,765  1,316,663         --
            Period


Access - 131180



    ING Developing World
         AUV at Beginning of Period       $7.04     $7.55     $11.58      $7.27    $10.00 (6)
         AUV at End of Period             $6.19     $7.04      $7.55     $11.58     $7.27
         Number of Accumulation
         Units
            Outstanding at End of     1,372,716 1,610,890    991,863    926,115    82,414
            Period

    ING Eagle Asset Value Equity
         AUV at Beginning of Period      $18.15    $19.29     $18.01     $18.20    $18.20     $14.53     $13.34     $12.40 (1)
         AUV at End of Period            $14.82    $18.15     $19.29     $18.01    $18.20     $18.20     $14.53     $13.34
         Number of Accumulation
         Units
            Outstanding at End of     2,133,007 2,428,124  2,589,777  2,709,066 2,736,311  1,793,172  1,052,064    179,453
            Period

    ING FMRSM Diversified Mid--Cap
         AUV at Beginning of Period       $9.08     $9.87     $10.00 (9)
         AUV at End of Period             $7.21     $9.08      $9.87
         Number of Accumulation
         Units
            Outstanding at End of       504,098   261,790    185,852
            Period

    ING GET Fund -- Series T
         AUV at Beginning of Period      $10.00 (13)
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of --
            Period

    ING GET Fund -- Series U
         AUV at Beginning of Period      $10.00 (14)
         AUV at End of Period
         Number of Accumulation
         Units
           Outstanding at End of --
           Period

    ING Goldman Sachs Internet Tollkeeper
         AUV at Beginning of Period       $7.61    $10.00 (10)
         AUV at End of Period             $4.64     $7.61
         Number of Accumulation
         Units
            Outstanding at End of       109,776    36,477
            Period

    ING Hard Assets
         AUV at Beginning of Period      $13.87    $16.03     $17.09     $14.07    $20.29     $19.42     $14.80     $14.57 (1)
         AUV at End of Period            $13.76    $13.87     $16.03     $17.09    $14.07     $20.29     $19.42     $14.80
         Number of Accumulation
         Units
            Outstanding at End of       561,650   458,820    598,435    696,930   609,087    637,191    341,711     26,605
            Period

    ING International Equity
         AUV at Beginning of Period       $8.65    $11.37     $15.59     $10.32     $9.95     $10.34     $10.00 (5)
         AUV at End of Period             $7.14     $8.65     $11.37     $15.59    $10.32      $9.95     $10.34
         Number of Accumulation
         Units
            Outstanding at End of     1,745,092 2,043,470  2,474,741  1,959,321   680,861     36,098
            Period

    ING Janus Growth and Income
         AUV at Beginning of Period       $8.86     $9.94     $10.00 (9)
         AUV at End of Period             $7.03     $8.86      $9.94
         Number of Accumulation
         Units
            Outstanding at End of       719,851   470,484     88,531
            Period

    ING Janus Special Equity
         AUV at Beginning of Period       $8.31     $8.89     $10.00 (9)
         AUV at End of Period             $6.06     $8.31      $8.89
         Number of Accumulation
         Units
            Outstanding at End of       162,394   158,129     85,716
            Period

    ING Jennison Equity
    Opportunities
         AUV at Beginning of Period      $21.28    $24.85     $29.77     $24.26    $21.87     $17.22     $14.55     $14.16 (1)
         AUV at End of Period            $14.82    $21.28     $24.85     $29.77    $24.26     $21.87     $17.22     $14.55
         Number of Accumulation
         Units
            Outstanding at End of     2,915,536 3,688,603  4,174,489  3,839,680 2,787,732  1,772,316  1,106,359    326,610
            Period

    ING JP Morgan Fleming International
    Enhanced EAFE
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.22
         Number of Accumulation
         Units
            Outstanding at End of        33,208
            Period


Access - 131180



    ING JP Morgan Fleming SmallCap
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.84
         Number of Accumulation
         Units
            Outstanding at End of        31,084
            Period

    ING Limited Maturity Bond
         AUV at Beginning of Period      $18.69    $17.45     $16.45     $16.52    $15.70     $14.95     $14.56     $14.20 (1)
         AUV at End of Period            $19.73    $18.69     $17.45     $16.45    $16.52     $15.70     $14.95     $14.56
         Number of Accumulation
         Units
            Outstanding at End of     3,063,485 2,547,141  1,769,356  1,835,681 1,121,401    462,583    349,417    136,553
            Period

    ING Liquid Assets
         AUV at Beginning of Period      $15.54    $15.19     $14.55     $14.11    $13.65     $13.19     $12.76     $12.63 (1)
         AUV at End of Period            $15.51    $15.54     $15.19     $14.55    $14.11     $13.65     $13.19     $12.76
         Number of Accumulation
         Units
            Outstanding at End of     5,577,966 7,210,822  5,535,947  7,668,618 2,964,038  1,132,057    383,231     93,239
            Period

    ING Marsico Growth
         AUV at Beginning of Period      $15.01    $21.86     $28.46     $16.22    $12.99     $11.40     $10.00 (4)
         AUV at End of Period            $10.41    $15.01     $21.86     $28.46    $16.22     $12.99     $11.40
         Number of Accumulation
         Units
            Outstanding at End of     8,151,064 11,192,04113,563,138 11,168,535 2,452,150    763,169
            Period

    ING Mercury Focus Value
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.36
         Number of Accumulation
         Units
            Outstanding at End of        69,302
            Period

    ING Mercury Fundamental Growth
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.97
         Number of Accumulation
         Units
            Outstanding at End of        18,057
            Period

    ING MFS Mid Cap Growth
         AUV at Beginning of Period      $31.50    $41.89     $39.34     $22.31    $18.45     $15.66     $13.19     $12.93 (3)
         AUV at End of Period            $15.88    $31.50     $41.89     $39.34    $22.31     $18.45     $15.66     $13.19
         Number of Accumulation
         Units
            Outstanding at End of     3,781,798 4,965,396  5,926,553  3,717,261 1,527,665    518,640     56,163
            Period

    ING MFS Research
         AUV at Beginning of Period      $20.21    $26.13     $27.80     $22.73    $18.77     $15.87     $13.07     $12.23 (4)
         AUV at End of Period            $14.95    $20.21     $26.13     $27.80    $22.73     $18.77     $15.87     $13.07
         Number of Accumulation
         Units
            Outstanding at End of     4,975,285 6,799,019  7,760,199  7,240,462 3,875,695    816,216
            Period

    ING MFS Total Return
         AUV at Beginning of Period      $20.33    $20.55     $17.91     $17.60    $16.02     $13.46     $12.03     $11.39 (4)
         AUV at End of Period            $18.99    $20.33     $20.55     $17.91    $17.60     $16.02     $13.46     $12.03
         Number of Accumulation
         Units
            Outstanding at End of     5,740,870 6,331,856  6,431,976  6,739,205 3,973,034    746,754
            Period

    ING PIMCO Core Bond
         AUV at Beginning of Period      $11.73    $11.63     $11.70     $13.00    $11.81     $11.91     $11.53     $11.18 (6)
         AUV at End of Period            $12.55    $11.73     $11.63     $11.70    $13.00     $11.81     $11.91     $11.53
         Number of Accumulation
         Units
            Outstanding at End of     2,142,595   813,599    490,810    382,608   119,924        310
            Period

    ING Salomon Brothers All Cap
         AUV at Beginning of Period      $11.62    $11.58     $10.00 (7)
         AUV at End of Period             $8.51    $11.62     $11.58
         Number of Accumulation
         Units
            Outstanding at End of     1,646,987 2,043,716  1,155,496
            Period

    ING Salomon Brothers Investors
         AUV at Beginning of Period      $10.60    $11.25     $10.00 (7)
         AUV at End of Period             $8.04    $10.60     $11.25
         Number of Accumulation
         Units
            Outstanding at End of       590,391   533,884    198,869
            Period

    ING T. Rowe Price Capital Appreciation
         AUV at Beginning of Period      $27.67    $25.57     $21.29     $20.23    $19.40     $17.08     $14.91     $14.47 (1)
         AUV at End of Period            $27.37    $27.67     $25.57     $21.29    $20.23     $19.40     $17.08     $14.91
         Number of Accumulation
         Units
            Outstanding at End of     4,093,955 3,679,280  3,165,782  3,304,307 2,780,652  1,766,390    952,517    184,364
            Period


Access - 131180



    ING T. Rowe Price Equity Income
         AUV at Beginning of Period      $23.43    $23.49     $21.12     $21.61    $20.28     $17.54     $16.38     $15.78 (1)
         AUV at End of Period            $20.03    $23.43     $23.49     $21.12    $21.61     $20.28     $17.54     $16.38
         Number of Accumulation
         Units
            Outstanding at End of     2,226,228 2,377,259  2,237,388  2,523,887 1,980,778  1,485,966  1,117,238    370,515
            Period

    ING Van Kampen Equity Growth
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $7.81
         Number of Accumulation
         Units
            Outstanding at End of        36,457
            Period

    ING Van Kampen Global Franchise
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.84
         Number of Accumulation
         Units
            Outstanding at End of       135,600
            Period

    ING Van Kampen Growth & Income
         AUV at Beginning of Period      $21.38    $24.67     $25.59     $22.43    $19.96     $15.62     $13.15     $12.09 (1)
         AUV at End of Period            $17.94    $21.38     $24.67     $25.59    $22.43     $19.96     $15.62     $13.15
         Number of Accumulation
         Units
            Outstanding at End of     6,933,409 8,520,621  9,797,232 10,160,317 7,386,288  3,706,709  1,663,079    300,820
            Period

    ING Van Kampen Real Estate
         AUV at Beginning of Period      $27.85    $26.16     $20.28     $21.42    $25.14     $20.79     $15.61     $14.76 (1)
         AUV at End of Period            $27.47    $27.85     $26.16     $20.28    $21.42     $25.14     $20.79     $15.61
         Number of Accumulation
         Units
            Outstanding at End of       784,788   715,123    738,551    742,364   914,501    897,320    384,928     61,143
            Period

    ING VP Bond Portfolio
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period            $10.63
         Number of Accumulation
         Units
            Outstanding at End of       290,354
            Period

    ING VP Growth Opportunities
         AUV at Beginning of Period       $7.78    $10.00 (10)
         AUV at End of Period             $5.25     $7.78
         Number of Accumulation
         Units
            Outstanding at End of       134,512    19,161
            Period

    ING VP MagnaCap
         AUV at Beginning of Period       $9.34    $10.00 (10)
         AUV at End of Period             $7.08     $9.34
         Number of Accumulation
         Units
            Outstanding at End of        20,062     7,517
            Period

    ING VP SmallCap Opportunities
         AUV at Beginning of Period       $8.32    $10.00 (10)
         AUV at End of Period             $4.61     $8.32
         Number of Accumulation
         Units
            Outstanding at End of       139,362    61,322
            Period

    ING VP Worldwide Growth
         AUV at Beginning of Period       $7.01     $8.75     $10.00 (8)
         AUV at End of Period             $5.19     $7.01      $8.75
         Number of Accumulation
         Units
            Outstanding at End of       142,058   112,981     21,575
            Period

    Invesco VIF Health Sciences
         AUV at Beginning of Period      $10.26    $10.00 (11)
         AUV at End of Period             $7.63    $10.26
         Number of Accumulation
         Units
            Outstanding at End of       166,543   110,902
            Period

    Invesco VIF Leisure Fund
         AUV at Beginning of Period      $10.00 (12)
         AUV at End of Period             $8.43
         Number of Accumulation
         Units
            Outstanding at End of        28,020
            Period

    Invesco VIF--Financial Services
         AUV at Beginning of Period       $9.36    $10.00 (11)
         AUV at End of Period             $7.84     $9.36
         Number of Accumulation
         Units
            Outstanding at End of       117,511    23,862
            Period


Access - 131180



    Invesco VIF--Utilities
         AUV at Beginning of Period       $8.10    $10.00 (11)
         AUV at End of Period             $6.36     $8.10
         Number of Accumulation
         Units
            Outstanding at End of        86,524    18,795
            Period

    Jennison Portfolio
         AUV at Beginning of Period       $6.28     $7.84     $10.00 (11)
         AUV at End of Period             $4.26     $6.28      $7.84
         Number of Accumulation
         Units
            Outstanding at End of       322,010   417,346     64,129
            Period

    Pimco High Yield Portfolio
         AUV at Beginning of Period      $10.04     $9.97     $10.21     $10.07    $10.00 (6)
         AUV at End of Period             $9.77    $10.04      $9.97     $10.21    $10.07
         Number of Accumulation
         Units
            Outstanding at End of     3,053,446 3,198,237  3,158,188  3,194,935 1,066,219
            Period

    Pimco StocksPLUS Growth & Income
         AUV at Beginning of Period      $10.18    $11.67     $13.10     $11.10    $10.00 (6)
         AUV at End of Period             $7.99    $10.18     $11.67     $13.10    $11.10
         Number of Accumulation
         Units
            Outstanding at End of     3,392,261 4,054,658  4,659,705  4,371,570   942,738
            Period

    Pioneer Fund VCT
         AUV at Beginning of Period       $9.38    $10.00 (11)
         AUV at End of Period             $7.46     $9.38
         Number of Accumulation
         Units
            Outstanding at End of       144,234    14,633
            Period

    Pioneer Mid Cap Value
         AUV at Beginning of Period      $10.71    $10.00 (11)
         AUV at End of Period             $9.35    $10.71
         Number of Accumulation
         Units
            Outstanding at End of       509,210    27,109
            Period

    ProFund VP Bull
         AUV at Beginning of Period       $8.89    $10.00 (10)
         AUV at End of Period             $6.65     $8.89
         Number of Accumulation
         Units
            Outstanding at End of       194,394   256,467
            Period

    ProFund VP Europe 30
         AUV at Beginning of Period       $8.26    $10.00 (10)
         AUV at End of Period             $6.04     $8.26
         Number of Accumulation
         Units
            Outstanding at End of       156,756     5,726
            Period

    ProFund VP Small Cap
         AUV at Beginning of Period       $9.42    $10.00 (10)
         AUV at End of Period             $7.19     $9.42
         Number of Accumulation
         Units
            Outstanding at End of       269,440    67,787
            Period

    SP Jennison International Growth
         AUV at Beginning of Period       $5.40     $8.56     $10.00 (9)
         AUV at End of Period             $4.10     $5.40      $8.56
         Number of Accumulation
         Units
            Outstanding at End of       120,333   101,972     64,843
            Period

    (1)  Fund First Available during October 1995
    (2)  Fund First Available during January 1996
    (3)  Fund First Available during September 1996
    (4)  Fund First Available during February 1997
    (5)  Fund First Available during October 1997
    (6)  Fund First Available during May 1998
    (7)  Fund First Available during February 2000
    (8)  Fund First Available during May 2000
    (9)  Fund First Available during October 2000
    (10) Fund First Available during May 2001
    (11) Fund First Available during November 2001
    (12) Fund First Available during May 2002
    (13) Fund First Available during September 2002
    (14) Fund First Available during December 2002




                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.99    $10.00 (5)
          AUV at End of Period            $7.32    $10.99
          Number of Accumulation
          Units
             Outstanding at End of       25,793     1,821
             Period

     Fidelity(R) VIP Equity--Income
          AUV at Beginning of Period      $9.58    $10.00 (7)
          AUV at End of Period            $7.81     $9.58
          Number of Accumulation
          Units
             Outstanding at End of       70,102        --
             Period

     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.26    $10.00 (7)
          AUV at End of Period            $6.35     $9.26
          Number of Accumulation
          Units
             Outstanding at End of       69,148        --
             Period

     Galaxy VIP Asset Allocation
          AUV at Beginning of Period      $9.79    $10.76     $10.51
          AUV at End of Period            $8.10     $9.79     $10.76
          Number of Accumulation
          Units
             Outstanding at End of        7,686     9,458      6,792
             Period

     Galaxy VIP Equity Fund
          AUV at Beginning of Period      $9.17    $11.38     $11.52
          AUV at End of Period            $6.53     $9.17     $11.38
          Number of Accumulation
          Units
             Outstanding at End of        2,533     3,013      3,426
             Period

     Galaxy VIP Growth & Income
          AUV at Beginning of Period     $10.35    $10.96     $10.26
          AUV at End of Period            $7.51    $10.35     $10.96
          Number of Accumulation
          Units
             Outstanding at End of          942     1,438         --
             Period

     Galaxy VIP Quality Plus Bond
          AUV at Beginning of Period     $11.65    $11.02      $9.95
          AUV at End of Period           $12.65    $11.65     $11.02
          Number of Accumulation
          Units
             Outstanding at End of        1,265       959         --
             Period

     Galaxy VIP Small Company Growth
          AUV at Beginning of Period     $13.08    $13.32     $15.06
          AUV at End of Period            $8.63    $13.08     $13.32
          Number of Accumulation
          Units
             Outstanding at End of          507       973        466
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.50    $18.70     $21.56 (1)
          AUV at End of Period            $9.75    $14.50     $18.70
          Number of Accumulation
          Units
             Outstanding at End of      748,019 1,052,847  1,149,145
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.47    $17.04     $20.01 (1)
          AUV at End of Period            $9.96    $14.47     $17.04
          Number of Accumulation
          Units
             Outstanding at End of      749,731   826,424    740,611
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period      $9.98    $10.53     $10.00 (1)
          AUV at End of Period            $7.48     $9.98     $10.53
          Number of Accumulation
          Units
             Outstanding at End of    1,328,529 1,370,681    942,003
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $17.19    $19.83     $22.04 (1)
          AUV at End of Period           $13.50    $17.19     $19.83
          Number of Accumulation
          Units
             Outstanding at End of      629,168   726,954    648,150
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.66    $18.21     $23.54 (1)
          AUV at End of Period           $12.95    $17.66     $18.21
          Number of Accumulation
          Units
             Outstanding at End of    1,000,667 1,205,577  1,058,396
             Period

     ING Developing World
          AUV at Beginning of Period      $7.02     $7.54     $11.63 (1)
          AUV at End of Period            $6.17     $7.02      $7.54
          Number of Accumulation
          Units
             Outstanding at End of      474,427   673,091    609,636
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $18.06    $19.20     $17.35 (1)
          AUV at End of Period           $14.74    $18.06     $19.20
          Number of Accumulation
          Units
             Outstanding at End of      259,140   252,946    143,195
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.07     $9.87     $10.00 (3)
          AUV at End of Period            $7.20     $9.07      $9.87
          Number of Accumulation
          Units
             Outstanding at End of      239,616   264,852     80,992
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00 (8)
          AUV at End of Period           $10.07
          Number of Accumulation
          Units
             Outstanding at End of    1,558,992
             Period

     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00 (9)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of         --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.61    $10.00 (4)
          AUV at End of Period            $4.63     $7.61
          Number of Accumulation
          Units
             Outstanding at End of       18,672    12,070
             Period

     ING Hard Assets
          AUV at Beginning of Period     $13.76    $15.91     $15.85 (1)
          AUV at End of Period           $13.64    $13.76     $15.91
          Number of Accumulation
          Units
             Outstanding at End of       62,771    22,850     17,608
             Period

     ING International Equity
          AUV at Beginning of Period      $8.62    $11.34     $14.93 (6)
          AUV at End of Period            $7.11     $8.62     $11.34
          Number of Accumulation
          Units
             Outstanding at End of      700,470   812,676    804,897
             Period

     ING Janus Growth and Income
          AUV at Beginning of Period      $8.85     $9.94     $10.00 (3)
          AUV at End of Period            $7.02     $8.85      $9.94
          Number of Accumulation
          Units
             Outstanding at End of      315,170   295,864    128,409
             Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.30     $8.88     $10.00 (3)
          AUV at End of Period            $6.05     $8.30      $8.88
          Number of Accumulation
          Units
             Outstanding at End of      123,276   132,268     66,473
             Period


Access - 131180



     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $21.15    $24.70     $29.09 (1)
          AUV at End of Period           $14.72    $21.15     $24.70
          Number of Accumulation
          Units
             Outstanding at End of      692,997   938,385    847,242
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.21
          Number of Accumulation
          Units
             Outstanding at End of        4,278
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.83
          Number of Accumulation
          Units
             Outstanding at End of       14,675
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $18.51    $17.29     $16.28 (1)
          AUV at End of Period           $19.53    $18.51     $17.29
          Number of Accumulation
          Units
             Outstanding at End of      629,611   497,060    321,370
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $15.36    $15.03     $14.45 (1)
          AUV at End of Period           $15.33    $15.36     $15.03
          Number of Accumulation
          Units
             Outstanding at End of    2,297,033 2,858,557  2,183,030
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $14.97    $21.80     $28.95 (1)
          AUV at End of Period           $10.37    $14.97     $21.80
          Number of Accumulation
          Units
             Outstanding at End of    2,302,847 3,005,289  3,020,949
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.36
          Number of Accumulation
          Units
             Outstanding at End of       22,198
             Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.96
          Number of Accumulation
          Units
             Outstanding at End of          755
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $31.38    $41.76     $38.25 (1)
          AUV at End of Period           $15.81    $31.38     $41.76
          Number of Accumulation
          Units
             Outstanding at End of    1,067,108 1,323,824  1,290,685
             Period

     ING MFS Research
          AUV at Beginning of Period     $20.13    $26.05     $26.72 (1)
          AUV at End of Period           $14.88    $20.13     $26.05
          Number of Accumulation
          Units
             Outstanding at End of      838,520 1,029,431    973,963
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $20.25    $20.48     $17.32 (1)
          AUV at End of Period           $18.91    $20.25     $20.48
          Number of Accumulation
          Units
             Outstanding at End of      859,682   856,471    597,315
             Period


Access - 131180



     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.68    $11.59     $11.35 (1)
          AUV at End of Period           $12.49    $11.68     $11.59
          Number of Accumulation
          Units
             Outstanding at End of      689,475   227,627    150,099
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.60    $11.57     $10.00 (1)
          AUV at End of Period            $8.50    $11.60     $11.57
          Number of Accumulation
          Units
             Outstanding at End of      957,912 1,200,300    819,316
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.59    $11.24     $10.00 (1)
          AUV at End of Period            $8.02    $10.59     $11.24
          Number of Accumulation
          Units
             Outstanding at End of      330,088   353,861    202,765
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $27.45    $25.38     $20.54 (1)
          AUV at End of Period           $27.14    $27.45     $25.38
          Number of Accumulation
          Units
             Outstanding at End of      639,977   495,196    185,069
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $23.25    $23.31     $19.85 (1)
          AUV at End of Period           $19.86    $23.25     $23.31
          Number of Accumulation
          Units
             Outstanding at End of      375,191   398,072    225,138
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.81
          Number of Accumulation
          Units
             Outstanding at End of       16,318
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.83
          Number of Accumulation
          Units
             Outstanding at End of       27,705
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $21.26    $24.54     $25.28 (1)
          AUV at End of Period           $17.83    $21.26     $24.54
          Number of Accumulation
          Units
             Outstanding at End of      478,280   529,164    440,779
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $27.63    $25.97     $20.30 (1)
          AUV at End of Period           $27.24    $27.63     $25.97
          Number of Accumulation
          Units
             Outstanding at End of      149,145   107,794     86,644
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.63
          Number of Accumulation
          Units
             Outstanding at End of       48,128
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.78    $10.00 (4)
          AUV at End of Period            $5.24     $7.78
          Number of Accumulation
          Units
             Outstanding at End of       30,250    17,747
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.34    $10.00 (4)
          AUV at End of Period            $7.08     $9.34
          Number of Accumulation
          Units
             Outstanding at End of       17,210     4,692
             Period


Access - 131180



     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.32    $10.00 (4)
          AUV at End of Period            $4.61     $8.32
          Number of Accumulation
          Units
             Outstanding at End of       48,063    59,196
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $7.00     $8.74     $10.00 (2)
          AUV at End of Period            $5.18     $7.00      $8.74
          Number of Accumulation
          Units
             Outstanding at End of      116,508   135,472     85,307
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.26    $10.00 (5)
          AUV at End of Period            $7.63    $10.26
          Number of Accumulation
          Units
             Outstanding at End of       35,810     3,133
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.43
          Number of Accumulation
          Units
             Outstanding at End of        1,464
             Period

     Invesco VIF--Financial Services
          AUV at Beginning of Period      $9.36    $10.00 (5)
          AUV at End of Period            $7.83     $9.36
          Number of Accumulation
          Units
             Outstanding at End of       44,676     8,703
             Period

     Invesco VIF--Utilities
          AUV at Beginning of Period      $8.10    $10.00 (5)
          AUV at End of Period            $6.35     $8.10
          Number of Accumulation
          Units
             Outstanding at End of       18,052       960
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.27     $7.84     $10.00 (2)
          AUV at End of Period            $4.25     $6.27      $7.84
          Number of Accumulation
          Units
             Outstanding at End of      222,330   244,934     92,165
             Period

     Pimco High Yield Portfolio
          AUV at Beginning of Period     $10.03     $9.96     $10.13 (1)
          AUV at End of Period            $9.75    $10.03      $9.96
          Number of Accumulation
          Units
             Outstanding at End of      657,118   673,993    498,509
             Period

     Pimco StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.16    $11.66     $12.49 (1)
          AUV at End of Period            $7.97    $10.16     $11.66
          Number of Accumulation
          Units
             Outstanding at End of      562,721   614,802    624,891
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.38    $10.00 (5)
          AUV at End of Period            $7.45     $9.38
          Number of Accumulation
          Units
             Outstanding at End of       62,576     4,756
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71    $10.00 (5)
          AUV at End of Period            $9.34    $10.71
          Number of Accumulation
          Units
             Outstanding at End of      113,225     4,960
             Period


Access - 131180



     ProFund VP Bull
          AUV at Beginning of Period      $8.88    $10.00 (4)
          AUV at End of Period            $6.64     $8.88
          Number of Accumulation
          Units
             Outstanding at End of      117,319   117,895
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.26    $10.00 (4)
          AUV at End of Period            $6.03     $8.26
          Number of Accumulation
          Units
             Outstanding at End of       42,457     4,340
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.42    $10.00 (4)
          AUV at End of Period            $7.19     $9.42
          Number of Accumulation
          Units
             Outstanding at End of       72,217    43,781
             Period

     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.40     $8.56     $10.00 (3)
          AUV at End of Period            $4.10     $5.40      $8.56
          Number of Accumulation
          Units
             Outstanding at End of       46,748    42,844     58,710
             Period

     Footnotes
     (1)  Fund First Available during October 1993
     (2)  Fund First Available during January 1995
     (3)  Fund First Available during October 1995
     (4)  Fund First Available during January 1996
     (5)  Fund First Available during September 1996
     (6)  Fund First Available during February 1997
     (7)  Fund First Available during May 1998
     (8)  Fund First Available during October 2000
     (9)  Fund First Available during May 2001





                                          2002      2001       2000      1999       1998       1997

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

     AIM VI Dent Demographic Trends
          AUV at Beginning of            $10.99     $10.00 (8)
          Period
          AUV at End of Period            $7.32     $10.99
          Number of Accumulation
          Units
             Outstanding at End of       94,533     51,753
             Period

     Fidelity(R)VIP Equity--Income
          AUV at Beginning of             $9.58 (9)
          Period
          AUV at End of Period            $7.80
          Number of Accumulation
          Units
             Outstanding at End of      338,456
             Period

     Fidelity(R) VIP Growth
          AUV at Beginning of             $9.26 (9)
          Period
          AUV at End of Period            $6.34
          Number of Accumulation
          Units
             Outstanding at End of      256,321
             Period

     Galaxy VIP Asset Allocation
          AUV at Beginning of             $9.77     $10.74    $10.70
          Period
          AUV at End of Period            $8.07      $9.77    $10.74     $10.70
          Number of Accumulation
          Units
             Outstanding at End of        3,095     17,516    18,669      7,153
             Period


Access - 131180



     Galaxy VIP Equity Fund
          AUV at Beginning of             $9.14     $11.37    $11.78
          Period
          AUV at End of Period            $6.50      $9.14    $11.37     $11.78
          Number of Accumulation
          Units
             Outstanding at End of        2,843      5,671     6,673      4,420
             Period

     Galaxy VIP Growth & Income
          AUV at Beginning of            $10.33     $10.94    $10.54
          Period
          AUV at End of Period            $7.49     $10.33    $10.94     $10.54
          Number of Accumulation
          Units
             Outstanding at End of        2,055      3,508     3,904        493
             Period

     Galaxy VIP Quality Plus Bon
          AUV at Beginning of            $11.62     $11.01     $9.92
          Period
          AUV at End of Period           $12.61     $11.62    $11.01      $9.92
          Number of Accumulation
          Units
             Outstanding at End of          262         --        --         --
             Period

     Galaxy VIP Small Co. Growth
          AUV at Beginning of            $13.05     $13.30    $14.86
          Period
          AUV at End of Period                      $13.05    $13.30     $14.86
          Number of Accumulation
          Units
             Outstanding at End of           --         --        --         --
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of            $14.41     $18.60    $21.61     $14.07     $14.20     $14.04 (1)
          Period
          AUV at End of Period            $9.68     $14.41    $18.60     $21.61     $14.07     $14.20
          Number of Accumulation
          Units
             Outstanding at End of    2,578,304  3,613,809 4,283,690  3,050,566    827,478     49,579
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of            $14.38     $16.96    $20.82     $16.87     $15.32     $15.92 (1)
          Period
          AUV at End of Period            $9.89     $14.38    $16.96     $20.82     $16.87     $15.32
          Number of Accumulation
          Units
             Outstanding at End of    6,139,683  7,379,706 8,274,067  7,450,250  2,741,016    253,937
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of             $9.96     $10.52    $10.00 (4)
          Period
          AUV at End of Period            $7.46      $9.96    $10.52
          Number of Accumulation
          Units
             Outstanding at End of    4,117,977  3,260,905   961,611
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of            $17.03     $19.67    $23.42     $14.59     $11.47     $12.34 (1)
          Period
          AUV at End of Period           $13.36     $17.03    $19.67     $23.42     $14.59     $11.47
          Number of Accumulation
          Units
             Outstanding at End of    1,143,491    922,271   565,653    139,357     67,979      3,479
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of            $17.55     $18.12    $22.55     $15.23     $12.81     $13.78 (1)
          Period
          AUV at End of Period           $12.86     $17.55    $18.12     $22.55     $15.23     $12.81
          Number of Accumulation
          Units
             Outstanding at End of    4,163,678  4,881,594 4,812,017  3,698,983  1,326,706    106,014
             Period

     ING Developing World
          AUV at Beginning of             $7.00      $7.51    $11.54      $7.26     $10.00 (2)
          Period
          AUV at End of Period            $6.14      $7.00     $7.51     $11.54      $7.26
          Number of Accumulation
          Units
             Outstanding at End of    1,283,289  1,380,292 1,788,602  1,344,877    111,872
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of            $17.92     $19.08    $17.84     $18.06     $18.09     $18.67 (1)
          Period
          AUV at End of Period           $14.61     $17.92    $19.08     $17.84     $18.06     $18.09
          Number of Accumulation
          Units
             Outstanding at End of    2,165,514  2,414,646 2,230,349  1,956,244  1,201,314    118,902
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of             $9.06      $9.87    $10.00 (6)
          Period
          AUV at End of Period            $7.18      $9.06     $9.87
          Number of Accumulation
          Units
             Outstanding at End of    1,210,499    722,319   285,263
             Period


Access - 131180



     ING  GET Fund -- Series T
         AUV at Beginning of Period    $ 10.00
         AUV at End of Period
         Number of Accumulation Units
             Outstanding at End of          --
             Period

     ING  GET Fund -- Series U
         AUV at Beginning of Period     $10.00
         AUV at End of Period
         Number of Accumulation Units
             Outstanding at End of          --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of             $7.60     $10.00 (7)
          Period
          AUV at End of Period            $4.63      $7.60
          Number of Accumulation
          Units
             Outstanding at End of      151,985     87,897
             Period

     ING Hard Assets
          AUV at Beginning of            $13.58     $15.72    $16.78     $13.84     $19.99     $23.34 (1)
          Period
          AUV at End of Period           $13.45     $13.58    $15.72     $16.78     $13.84     $19.99
          Number of Accumulation
          Units
             Outstanding at End of      968,858    474,626   861,668    565,254    210,821     13,179
             Period

     ING International Equity
          AUV at Beginning of             $8.57     $11.29    $15.50     $10.27      $9.92     $11.60 (1)
          Period
          AUV at End of Period            $7.07      $8.57    $11.29     $15.50     $10.27      $9.92
          Number of Accumulation
          Units
             Outstanding at End of    4,107,916  4,631,066 5,326,265  4,663,701  1,736,713     72,955
             Period

     ING Janus Growth and Income
          AUV at Beginning of             $8.84      $9.94    $10.00 (6)
          Period
          AUV at End of Period            $7.00      $8.84     $9.94
          Number of Accumulation
          Units
             Outstanding at End of    1,909,357  1,431,165   283,250
             Period

     ING Janus Special Equity
          AUV at Beginning of             $8.29      $8.88    $10.00 (6)
          Period
          AUV at End of Period            $6.04      $8.29     $8.88
          Number of Accumulation
          Units
             Outstanding at End of      327,690    389,304   131,190
             Period

     ING Jennison Equity Opportunities
          AUV at Beginning of            $20.94     $24.48    $29.38     $23.98     $21.65     $21.57 (1)
          Period
          AUV at End of Period           $14.56     $20.94    $24.48     $29.38     $23.98     $21.65
          Number of Accumulation
          Units
             Outstanding at End of    3,453,225  4,160,509 4,496,266  3,574,165  1,023,965     69,625
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $8.21
          Number of Accumulation
          Units
             Outstanding at End of       52,606
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $7.83
          Number of Accumulation
          Units
             Outstanding at End of      166,809
             Period

     ING Limited Maturity Bond
          AUV at Beginning of            $18.30     $17.11    $16.15     $16.25     $15.47     $15.29 (1)
          Period
          AUV at End of Period           $19.29     $18.30    $17.11     $16.15     $16.25     $15.47
          Number of Accumulation
          Units
             Outstanding at End of    4,436,723  3,653,891 2,442,971  2,267,799    937,378     19,171
             Period


Access - 131180



     ING Liquid Assets
          AUV at Beginning of            $15.21     $14.90    $14.29     $13.88     $13.44     $13.33 (1)
          Period
          AUV at End of Period           $15.17     $15.21    $14.90     $14.29     $13.88     $13.44
          Number of Accumulation
          Units
             Outstanding at End of    8,964,021 10,759,451 7,933,970 11,002,422  3,069,965    370,411
             Period

     ING Marsico Growth
          AUV at Beginning of            $14.88     $21.70    $28.29     $16.16     $12.96     $15.10 (1)
          Period
          AUV at End of Period           $10.30     $14.88    $21.70     $28.29     $16.16     $12.96
          Number of Accumulation
          Units
             Outstanding at End of   11,094,010 15,394,399 18,166,96415,200,893  2,354,359    238,200
             Period

     ING Mercury Focus Value
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $8.35
          Number of Accumulation
          Units
             Outstanding at End of       94,260
             Period

     ING Mercury Fundamental Growth
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $7.96
          Number of Accumulation
          Units
             Outstanding at End of       44,257
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of            $31.15     $41.50    $39.02     $22.17     $18.36     $18.79 (1)
          Period
          AUV at End of Period           $15.68     $31.15    $41.50     $39.02     $22.17     $18.36
          Number of Accumulation
          Units
             Outstanding at End of    4,651,810  5,852,720 6,423,422  4,433,020  1,235,725     48,347
             Period

     ING MFS Research
          AUV at Beginning of            $19.98     $25.89    $27.58     $22.59     $18.67     $19.15 (1)
          Period
          AUV at End of Period           $14.76     $19.98    $25.89     $27.58     $22.59     $18.67
          Number of Accumulation
          Units
             Outstanding at End of    6,172,512  7,706,339 8,763,560  8,143,208  3,674,201    162,677
             Period

     ING MFS Total Return
          AUV at Beginning of            $20.10     $20.35    $17.77     $17.49     $15.94     $15.68 (1)
          Period
          AUV at End of Period           $18.75     $20.10    $20.35     $17.77     $17.49     $15.94
          Number of Accumulation
          Units
             Outstanding at End of    8,722,390  9,559,263 9,095,577  9,101,946  3,874,736    152,264
             Period

     ING PIMCO Core Bond
          AUV at Beginning of            $11.60     $11.52    $11.60     $12.92     $11.75     $11.87 (1)
          Period
          AUV at End of Period           $12.39     $11.60    $11.52     $11.60     $12.92     $11.75
          Number of Accumulation
          Units
             Outstanding at End of    4,423,426  1,576,247   774,738    619,047    194,008      6,455
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of            $11.58     $11.56    $10.00 (4)
          Period
          AUV at End of Period            $8.47     $11.58    $11.56
          Number of Accumulation
          Units
             Outstanding at End of    3,652,428  3,995,359 1,620,720
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of            $10.57     $11.23    $10.00 (4)
          Period
          AUV at End of Period            $8.00     $10.57    $11.23
          Number of Accumulation
          Units
             Outstanding at End of    1,371,277  1,410,056   234,838
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of            $27.09     $25.07    $20.91     $19.90     $19.11     $18.96 (1)
          Period
          AUV at End of Period           $26.76     $27.09    $25.07     $20.91     $19.90     $19.11
          Number of Accumulation
          Units
             Outstanding at End of    5,387,391  4,693,130 3,237,449  3,118,319  1,727,706    108,930
             Period

     ING T. Rowe Price Equity
     Income
          AUV at Beginning of            $22.94     $23.03    $20.74     $21.26     $19.97     $19.99 (1)
          Period
          AUV at End of Period           $19.58     $22.94    $23.03     $20.74     $21.26     $19.97
          Number of Accumulation
          Units
             Outstanding at End of    3,360,009  3,203,914 2,552,793  2,294,951    744,367     35,954
             Period


Access - 131180



     ING Van Kampen Equity Growth
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $7.81
          Number of Accumulation
          Units
             Outstanding at End of       62,876
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $8.83
          Number of Accumulation
          Units
             Outstanding at End of      222,557
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of            $21.08     $24.36    $25.31     $22.22     $19.81     $19.05 (1)
          Period
          AUV at End of Period           $17.67     $21.08    $24.36     $25.31     $22.22     $19.81
          Number of Accumulation
          Units
             Outstanding at End of    7,350,028  8,865,678 9,922,551  9,473,482  4,305,084    179,402
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of            $27.27     $25.65    $19.92     $21.07     $24.76     $24.56 (1)
          Period
          AUV at End of Period           $26.86     $27.27    $25.65     $19.92     $21.07     $24.76
          Number of Accumulation
          Units
             Outstanding at End of      977,818    801,893   826,871    554,454    426,516     45,472
             Period

     ING VP Bond Portfolio
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period           $10.62
          Number of Accumulation
          Units
             Outstanding at End of      707,083
             Period

     ING VP Growth Opportunities
          AUV at Beginning of             $7.78     $10.00 (7)
          Period
          AUV at End of Period            $5.23      $7.78
          Number of Accumulation
          Units
             Outstanding at End of      151,543     51,380
             Period

     ING VP MagnaCap
          AUV at Beginning of             $9.33     $10.00 (7)
          Period
          AUV at End of Period            $7.07      $9.33
          Number of Accumulation
          Units
             Outstanding at End of      125,575     76,114
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of             $8.31     $10.00 (7)
          Period
          AUV at End of Period            $4.60      $8.31
          Number of Accumulation
          Units
             Outstanding at End of      483,572    188,338
             Period

     ING VP Worldwide Growth
          AUV at Beginning of             $6.99      $8.74    $10.00 (5)
          Period
          AUV at End of Period            $5.16      $6.99     $8.74
          Number of Accumulation
          Units
             Outstanding at End of      361,647    247,751    28,853
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of            $10.26     $10.00 (8)
          Period
          AUV at End of Period            $7.62     $10.26
          Number of Accumulation
          Units
             Outstanding at End of      493,958    367,187
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of            $10.00 (9)
          Period
          AUV at End of Period            $8.42
          Number of Accumulation
          Units
             Outstanding at End of       30,007
             Period


Access - 131180



     Invesco VIF--Financial Services
          AUV at Beginning of             $9.35     $10.00 (8)
          Period
          AUV at End of Period            $7.82      $9.35
          Number of Accumulation
          Units
             Outstanding at End of      182,156     45,911
             Period

     Invesco VIF--Utilities
          AUV at Beginning of             $8.10     $10.00 (8)
          Period
          AUV at End of Period            $6.34      $8.10
          Number of Accumulation
          Units
             Outstanding at End of      103,374      6,689
             Period

     Jennison Portfolio
          AUV at Beginning of             $6.26      $7.83    $10.00 (5)
          Period
          AUV at End of Period            $4.24      $6.26     $7.83
          Number of Accumulation
          Units
             Outstanding at End of      840,344  1,001,520    75,572
             Period

     Pimco High Yield Portfolio
          AUV at Beginning of             $9.99      $9.93    $10.19     $10.06     $10.00 (3)
          Period
          AUV at End of Period            $9.70      $9.99     $9.93     $10.19     $10.06
          Number of Accumulation
          Units
             Outstanding at End of    5,428,136  5,191,930 4,861,886  5,486,600  1,558,466
             Period

     Pimco StocksPLUS Growth & Income
          AUV at Beginning of            $10.12     $11.62    $13.06     $11.09     $10.00 (3)
          Period
          AUV at End of Period            $7.94     $10.12    $11.62     $13.06     $11.09
          Number of Accumulation
          Units
             Outstanding at End of    5,327,508  6,170,622 6,920,736  7,321,127  1,911,521
             Period

     Pioneer Fund VCT II
          AUV at Beginning of             $9.37     $10.00 (8)
          Period
          AUV at End of Period            $7.44      $9.37
          Number of Accumulation
          Units
             Outstanding at End of      297,005     27,155
             Period

     Pioneer Mid Cap Value II
          AUV at Beginning of            $10.71     $10.00 (8)
          Period
          AUV at End of Period            $9.33     $10.71
          Number of Accumulation
          Units
             Outstanding at End of      796,391     55,679
             Period

     ProFund VP Bull
          AUV at Beginning of             $8.88     $10.00 (7)
          Period
          AUV at End of Period            $6.63      $8.88
          Number of Accumulation
          Units
             Outstanding at End of      342,070    353,534
             Period

     ProFund VP Europe 30
          AUV at Beginning of             $8.25     $10.00 (7)
          Period
          AUV at End of Period            $6.02      $8.25
          Number of Accumulation
          Units
             Outstanding at End of      181,953     13,357
             Period

     ProFund VP Small Cap
          AUV at Beginning of             $9.41     $10.00 (7)
          Period
          AUV at End of Period            $7.17      $9.41
          Number of Accumulation
          Units
             Outstanding at End of      499,606  128,298.0
             Period

     SP Jennison Int. Growth
          AUV at Beginning of             $5.39      $8.56    $10.00 (6)
          Period
          AUV at End of Period            $4.09      $5.39     $8.56
          Number of Accumulation
          Units
             Outstanding at End of      393,653    214,255    15,695
             Period

Access - 131180




     FOOTNOTES
     (1)  Fund First Available during October 1997
     (2)  Fund First Available during February 1998
     (3)  Fund First Available during May 1998
     (4)  Fund First Available during February 2000
     (5)  Fund First Available during May 2000
     (6)  Fund First Available during October 2000
     (7)  Fund First Available during May 2001
     (8)  Fund First Available during November 2001
     (9)  Fund First Available during May 2002
     (10) Fund First Available during September 2002
     (11) Fund First Available during December 2002



                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period    $10.99     $10.00 (5)
          AUV at End of Period           $7.31     $10.99
          Number of Accumulation
          Units
             Outstanding at End of      76,299      4,183
             Period

     Fidelity(R) VIP Equity--Income
          AUV at Beginning of Period     $9.57     $10.00 (7)
          AUV at End of Period           $7.79      $9.57
          Number of Accumulation
          Units
             Outstanding at End of     139,297
             Period

     Fidelity(R) VIP Growth
          AUV at Beginning of Period     $9.26     $10.00 (7)
          AUV at End of Period           $6.34      $9.26
          Number of Accumulation
          Units
             Outstanding at End of     138,235
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period    $14.37     $18.55     $21.42 (1)
          AUV at End of Period           $9.64     $14.37     $18.55
          Number of Accumulation
          Units
             Outstanding at End of     398,841    327,852    149,363
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period    $14.34     $16.92     $19.90 (1)
          AUV at End of Period           $9.86     $14.34     $16.92
          Number of Accumulation
          Units
             Outstanding at End of     616,586    395,575    116,196
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period     $9.95     $10.51     $10.00 (1)
          AUV at End of Period           $7.45      $9.95     $10.51
          Number of Accumulation
          Units
             Outstanding at End of   2,719,021  1,513,414    177,361
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period    $16.95     $19.59     $21.80 (1)
          AUV at End of Period          $13.29     $16.95     $19.59
          Number of Accumulation
          Units
             Outstanding at End of     592,153    361,440    138,197
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period    $17.49     $18.07     $23.40 (1)
          AUV at End of Period          $12.82     $17.49     $18.07
          Number of Accumulation
          Units
             Outstanding at End of     857,078    525,394    140,651
             Period


Access - 131180



     ING Developing World
          AUV at Beginning of Period     $6.98      $7.50     $11.60 (1)
          AUV at End of Period           $6.13      $6.98      $7.50
          Number of Accumulation
          Units
             Outstanding at End of     256,922    138,408     35,033
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period    $17.87     $19.03     $17.21 (1)
          AUV at End of Period          $14.56     $17.87     $19.03
          Number of Accumulation
          Units
             Outstanding at End of     307,027    174,298     10,293
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period     $9.05      $9.87     $10.00 (3)
          AUV at End of Period           $7.17      $9.05      $9.87
          Number of Accumulation
          Units
             Outstanding at End of     839,244    335,910     10,627
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period    $10.00 (8)
          AUV at End of Period          $10.06
          Number of Accumulation
          Units
             Outstanding at End of     171,909
             Period

     ING GET Fund -- Series U
          AUV at Beginning of Period    $10.00 (9)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period     $7.60     $10.00 (4)
          AUV at End of Period           $4.62      $7.60
          Number of Accumulation
          Units
             Outstanding at End of     181,315     69,117
          Period

     ING Hard Assets
          AUV at Beginning of Period    $13.49     $15.62     $15.59 (1)
          AUV at End of Period          $13.36     $13.49     $15.62
          Number of Accumulation
          Units
             Outstanding at End of     120,308     30,794     18,820
             Period

     ING International Equity
          AUV at Beginning of Period     $8.55     $11.26     $14.84 (6)
          AUV at End of Period           $7.04      $8.55     $11.26
          Number of Accumulation
          Units
             Outstanding at End of     261,177    100,590
             Period

     ING Janus Growth and Income
          AUV at Beginning of Period     $8.83      $9.94     $10.00 (3)
          AUV at End of Period           $6.99      $8.83      $9.94
          Number of Accumulation
          Units
             Outstanding at End of   1,307,256    638,396     21,427
             Period

     ING Janus Special Equity
          AUV at Beginning of Period     $8.29      $8.88     $10.00 (3)
          AUV at End of Period           $6.03      $8.29      $8.88
          Number of Accumulation
          Units
             Outstanding at End of     292,321    197,279      5,866
             Period

     ING Jennison Equity Opportunities
          AUV at Beginning of Period    $20.84     $24.38     $28.75 (1)
          AUV at End of Period          $14.48     $20.84     $24.38
          Number of Accumulation
          Units
             Outstanding at End of     577,200    446,323    109,154
             Period


Access - 131180



     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.21
          Number of Accumulation
          Units
             Outstanding at End of        9,890
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.83
          Number of Accumulation
          Units
             Outstanding at End of       72,176
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $18.15    $16.97     $16.01 (1)
          AUV at End of Period           $19.12    $18.15     $16.97
          Number of Accumulation
          Units
             Outstanding at End of    1,001,053   342,317     73,720
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $15.06    $14.76     $14.21 (1)
          AUV at End of Period           $15.01    $15.06     $14.76
          Number of Accumulation
          Units
             Outstanding at End of    1,590,576 1,500,979    293,515
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $14.84    $21.65     $28.78 (1)
          AUV at End of Period           $10.27    $14.84     $21.65
          Number of Accumulation
          Units
             Outstanding at End of    1,379,116 1,104,093    437,723
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.35
          Number of Accumulation
          Units
             Outstanding at End of       16,519
             Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.96
          Number of Accumulation
          Units
             Outstanding at End of       16,838
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $31.04    $41.37     $37.94 (1)
          AUV at End of Period           $15.61    $31.04     $41.37
          Number of Accumulation
          Units
             Outstanding at End of      911,394   577,692    162,554
             Period

     ING MFS Research
          AUV at Beginning of Period     $19.91    $25.81     $26.51 (1)
          AUV at End of Period           $14.70    $19.91     $25.81
          Number of Accumulation
          Units
             Outstanding at End of      792,216   588,415    160,258
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $20.03    $20.29     $17.18 (1)
          AUV at End of Period           $18.68    $20.03     $20.29
          Number of Accumulation
          Units
             Outstanding at End of    1,806,441   934,682    102,750
             Period

     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.56    $11.48     $11.26 (1)
          AUV at End of Period           $12.34    $11.56     $11.48
          Number of Accumulation
          Units
             Outstanding at End of    1,446,385   328,948     16,895
             Period


Access - 131180



     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.57    $11.56     $10.00 (1)
          AUV at End of Period            $8.46    $11.57     $11.56
          Number of Accumulation
          Units
             Outstanding at End of    1,438,659   902,603     98,842
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.56    $11.23     $10.00 (1)
          AUV at End of Period            $7.99    $10.56     $11.23
          Number of Accumulation
          Units
             Outstanding at End of      534,293   384,799     11,867
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $26.91    $24.92     $20.20 (1)
          AUV at End of Period           $26.57    $26.91     $24.92
          Number of Accumulation
          Units
             Outstanding at End of    1,345,841   531,690     15,600
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $22.79    $22.89     $19.52 (1)
          AUV at End of Period           $19.44    $22.79     $22.89
          Number of Accumulation
          Units
             Outstanding at End of      773,224   387,753     30,890
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.80
          Number of Accumulation
          Units
             Outstanding at End of       20,988
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.83
          Number of Accumulation
          Units
             Outstanding at End of       53,323
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $20.99    $24.27     $25.04 (1)
          AUV at End of Period           $17.58    $20.99     $24.27
          Number of Accumulation
          Units
             Outstanding at End of      616,373   485,828    119,426
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $27.09    $25.50     $19.96 (1)
          AUV at End of Period           $26.67    $27.09     $25.50
          Number of Accumulation
          Units
             Outstanding at End of      271,009   101,334     25,056
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.62
          Number of Accumulation
          Units
             Outstanding at End of      218,867
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.77    $10.00 (4)
          AUV at End of Period            $5.23     $7.77
          Number of Accumulation
          Units
             Outstanding at End of      149,494    27,449
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.33    $10.00 (4)
          AUV at End of Period            $7.06     $9.33
          Number of Accumulation
          Units
             Outstanding at End of      102,496    24,770
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.31    $10.00 (4)
          AUV at End of Period            $4.59     $8.31
          Number of Accumulation
          Units
             Outstanding at End of      454,392    79,268
             Period


Access - 131180



     ING VP Worldwide Growth
          AUV at Beginning of Period      $6.98     $8.73     $10.00 (2)
          AUV at End of Period            $5.16     $6.98      $8.73
          Number of Accumulation
          Units
             Outstanding at End of      349,871   169,312      7,369
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.26    $10.00 (5)
          AUV at End of Period            $7.61    $10.26
          Number of Accumulation
          Units
             Outstanding at End of      271,523    16,016
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.42
          Number of Accumulation
          Units
             Outstanding at End of       41,608
             Period

     Invesco VIF Financial Services
          AUV at Beginning of Period      $9.35    $10.00 (5)
          AUV at End of Period            $7.82     $9.35
          Number of Accumulation
          Units
             Outstanding at End of      110,702     3,522
             Period

     Invesco VIF Utilities
          AUV at Beginning of Period      $8.09    $10.00 (5)
          AUV at End of Period            $6.34     $8.09
          Number of Accumulation
          Units
             Outstanding at End of       94,266     3,860
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.26     $7.83     $10.00 (2)
          AUV at End of Period            $4.23     $6.26      $7.83
          Number of Accumulation
          Units
             Outstanding at End of      565,738   273,112     19,630
             Period

     PIMCO High Yield Portfolio
          AUV at Beginning of Period      $9.97     $9.92     $10.10 (1)
          AUV at End of Period            $9.68     $9.97      $9.92
          Number of Accumulation
          Units
             Outstanding at End of    1,004,330   489,627     64,046
             Period

     PIMCO StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.10    $11.61     $12.46 (1)
          AUV at End of Period            $7.92    $10.10     $11.61
          Number of Accumulation
          Units
             Outstanding at End of      777,892   441,295     70,828
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.37    $10.00 (5)
          AUV at End of Period            $7.43     $9.37
          Number of Accumulation
          Units
             Outstanding at End of      135,708     2,197
            Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71    $10.00 (5)
          AUV at End of Period            $9.32    $10.71
          Number of Accumulation
          Units
             Outstanding at End of      218,154     5,378
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.87    $10.00 (4)
          AUV at End of Period            $6.63     $8.87
          Number of Accumulation
          Units
             Outstanding at End of      185,752    27,580
             Period


Access - 131180



     ProFund VP Europe 30
          AUV at Beginning of Period      $8.25    $10.00 (4)
          AUV at End of Period            $6.02     $8.25
          Number of Accumulation
          Units
             Outstanding at End of      105,640    38,959
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.41    $10.00 (4)
          AUV at End of Period            $7.17     $9.41
          Number of Accumulation
          Units
             Outstanding at End of      182,536    19,151
             Period

     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.39     $8.56     $10.00 (3)
          AUV at End of Period            $4.08     $5.39      $8.56
          Number of Accumulation
          Units
             Outstanding at End of      235,552   146,027      7,516
             Period

     Footnotes
     (1) Fund First Available during February 2000
     (2) Fund First Available during May 2000
     (3) Fund First Available during October 2000
     (4) Fund First Available during May 2001
     (5) Fund First Available during November 2001
     (6) Fund First Available during December 2001
     (7) Fund First Available during May 2002
     (8) Fund First Available during September 2002
     (9) Fund First Available during December 2002





                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.98    $10.00 (5)
          AUV at End of Period            $7.31    $10.98
          Number of Accumulation
          Units
             Outstanding at End of      144,579     7,111
            Period

     Fidelity(R) VIP Equity--Income
          AUV at Beginning of Period      $9.57    $10.00 (7)
          AUV at End of Period            $7.79     $9.57
          Number of Accumulation
          Units
            Outstanding at End of       178,752
            Period

     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.25    $10.00 (7)
          AUV at End of Period            $6.33     $9.25
          Number of Accumulation
          Units
            Outstanding at End of       244,586       652
            Period

     Galaxy VIP Asset Allocation
          AUV at Beginning of Period      $9.75    $10.73     $10.51
          AUV at End of Period            $8.05     $9.75     $10.73
          Number of Accumulation
          Units
            Outstanding at End of         6,393    11,977     18,516
            Period

     Galaxy VIP Equity Fund
          AUV at Beginning of Period      $9.12    $11.36     $11.51
          AUV at End of Period            $6.48     $9.12     $11.36
          Number of Accumulation
          Units
            Outstanding at End of         9,491    14,708     14,623
            Period


Access - 131180



     Galaxy VIP Growth & Income
          AUV at Beginning of Period     $10.31    $10.93     $10.25
          AUV at End of Period            $7.46    $10.31     $10.93
          Number of Accumulation
          Units
            Outstanding at End of           778       785      7,086
            Period

     Galaxy VIP Quality Plus Bond
          AUV at Beginning of Period     $11.60    $10.99      $9.94
          AUV at End of Period           $12.57    $11.60     $10.99
          Number of Accumulation
          Units
            Outstanding at End of         2,995     1,476         --
            Period

     Galaxy VIP Small Company Growth
          AUV at Beginning of Period     $13.02    $13.28     $15.05
          AUV at End of Period            $8.57    $13.02     $13.28
          Number of Accumulation
          Units
            Outstanding at End of         1,382       793        627
            Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.32    $18.50     $21.37 (1)
          AUV at End of Period            $9.61    $14.32     $18.50
          Number of Accumulation
          Units
            Outstanding at End of     1,196,567 1,447,650  1,203,898
            Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.30    $16.88     $19.86 (1)
          AUV at End of Period            $9.82    $14.30     $16.88
          Number of Accumulation
          Units
            Outstanding at End of     1,761,535 1,586,391  1,171,869
            Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period      $9.94    $10.51     $10.00 (1)
          AUV at End of Period            $7.44     $9.94     $10.51
          Number of Accumulation
          Units
            Outstanding at End of     5,103,821 3,603,942  1,403,629
            Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $16.87    $19.51     $21.72 (1)
          AUV at End of Period           $13.23    $16.87     $19.51
          Number of Accumulation
          Units
            Outstanding at End of     1,564,288 1,137,846    621,115
            Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.44    $18.03     $23.35 (1)
          AUV at End of Period           $12.77    $17.44     $18.03
          Number of Accumulation
          Units
            Outstanding at End of     2,319,410 1,876,959  1,163,996
            Period

     ING Developing World
          AUV at Beginning of Period      $6.97     $7.49     $11.58 (1)
          AUV at End of Period            $6.11     $6.97      $7.49
          Number of Accumulation
          Units
            Outstanding at End of       690,414   640,405    549,427
            Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $17.80    $18.97     $17.17 (1)
          AUV at End of Period           $14.50    $17.80     $18.97
          Number of Accumulation
          Units
            Outstanding at End of       923,702   706,803    298,983
            Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.05     $9.87     $10.00 (3)
          AUV at End of Period            $7.17     $9.05      $9.87
          Number of Accumulation
          Units
            Outstanding at End of     1,611,467   815,848     55,360
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00 (8)
          AUV at End of Period           $10.06
          Number of Accumulation
          Units
            Outstanding at End of       508,431
            Period


Access - 131180



     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00 (9)
          AUV at End of Period           $10.00
          Number of Accumulation
          Units
            Outstanding at End of         1,187
            Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.60    $10.00 (4)
          AUV at End of Period            $4.62     $7.60
          Number of Accumulation
          Units
            Outstanding at End of       220,935    46,906
            Period

     ING Hard Assets
          AUV at Beginning of Period     $13.40    $15.53     $15.50 (1)
          AUV at End of Period           $13.26    $13.40     $15.53
          Number of Accumulation
          Units
            Outstanding at End of       302,602    94,214     42,632
            Period

     ING International Equity
          AUV at Beginning of Period      $8.52    $11.23     $14.81 (6)
          AUV at End of Period            $7.02     $8.52     $11.23
          Number of Accumulation
          Units
            Outstanding at End of     1,565,175 1,182,590  1,033,869
            Period

     ING Janus Growth and Income
          AUV at Beginning of Period      $8.83     $9.93     $10.00 (3)
          AUV at End of Period            $6.99     $8.83      $9.93
          Number of Accumulation
          Units
            Outstanding at End of     2,513,592 1,282,147    148,807
            Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.28     $8.88     $10.00 (3)
          AUV at End of Period            $6.02     $8.28      $8.88
          Number of Accumulation
          Units
            Outstanding at End of       401,444   319,420     62,575
            Period

     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $20.74    $24.27     $28.64 (1)
          AUV at End of Period           $14.41    $20.74     $24.27
          Number of Accumulation
          Units
            Outstanding at End of     1,643,362 1,587,677    981,676
            Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.20
          Number of Accumulation
          Units
            Outstanding at End of        51,442
            Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.82
          Number of Accumulation
          Units
            Outstanding at End of        95,249
            Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $18.03    $16.87     $15.92 (1)
          AUV at End of Period           $18.99    $18.03     $16.87
          Number of Accumulation
          Units
            Outstanding at End of     2,793,640 1,730,153    507,893
            Period

     ING Liquid Assets
          AUV at Beginning of Period     $14.96    $14.67     $14.13 (1)
          AUV at End of Period           $14.91    $14.96     $14.67
          Number of Accumulation
          Units
            Outstanding at End of    10,613,768 9,752,616  2,657,053
            Period


Access - 131180



     ING Marsico Growth
          AUV at Beginning of Period     $14.79    $21.59     $28.72 (1)
          AUV at End of Period           $10.23    $14.79     $21.59
          Number of Accumulation
          Units
            Outstanding at End of     4,731,610 5,132,970  3,791,737
            Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.35
          Number of Accumulation
          Units
            Outstanding at End of        53,879
          Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.95
          Number of Accumulation
          Units
            Outstanding at End of        27,465
            Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $30.92    $41.24     $37.84 (1)
          AUV at End of Period           $15.55    $30.92     $41.24
          Number of Accumulation
          Units
            Outstanding at End of     2,356,960 2,066,676  1,240,675
            Period

     ING MFS Research
          AUV at Beginning of Period     $19.84    $25.72     $26.43 (1)
          AUV at End of Period           $14.64    $19.84     $25.72
          Number of Accumulation
          Units
            Outstanding at End of     2,132,959 1,666,295  1,007,294
            Period

     ING MFS Total Return
          AUV at Beginning of Period     $19.96    $20.22     $17.13 (1)
          AUV at End of Period           $18.60    $19.96     $20.22
          Number of Accumulation
          Units
            Outstanding at End of     3,921,173 2,673,135.0836,664.0
            Period

     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.51    $11.44     $11.23 (1)
          AUV at End of Period           $12.29    $11.51     $11.44
          Number of Accumulation
          Units
            Outstanding at End of     3,457,226   958,057    183,531
            Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.56    $11.55     $10.00 (1)
          AUV at End of Period            $8.45    $11.56     $11.55
          Number of Accumulation
          Units
            Outstanding at End of     3,308,447 2,722,089    780,053
            Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.55    $11.22     $10.00 (1)
          AUV at End of Period            $7.98    $10.55     $11.22
          Number of Accumulation
          Units
            Outstanding at End of     1,333,387   820,331    145,735
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $26.74    $24.77     $20.08 (1)
          AUV at End of Period           $26.38    $26.74     $24.77
          Number of Accumulation
          Units
            Outstanding at End of     3,716,910 1,927,531    400,243
            Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $22.64    $22.75     $19.41 (1)
          AUV at End of Period           $19.30    $22.64     $22.75
          Number of Accumulation
          Units
            Outstanding at End of     1,769,554 1,103,377.0311,484.0
            Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.80
          Number of Accumulation
          Units
            Outstanding at End of        37,952
            Period


Access - 131180



     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.82
          Number of Accumulation
          Units
             Outstanding at End of      133,794
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $20.91    $24.18     $24.96 (1)
          AUV at End of Period           $17.50    $20.91     $24.18
          Number of Accumulation
          Units
             Outstanding at End of    1,678,851 1,489,476    803,307
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $26.91    $25.34     $19.85 (1)
          AUV at End of Period           $26.48    $26.91     $25.34
          Number of Accumulation
          Units
             Outstanding at End of      639,504   310,014     77,442
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.62
          Number of Accumulation
          Units
             Outstanding at End of      616,917
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.77    $10.00 (4)
          AUV at End of Period            $5.23     $7.77
          Number of Accumulation
          Units
             Outstanding at End of      178,992    74,652
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.33    $10.00 (4)
          AUV at End of Period            $7.05     $9.33
          Number of Accumulation
          Units
             Outstanding at End of      190,988   102,246
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.31    $10.00 (4)
          AUV at End of Period            $4.59     $8.31
          Number of Accumulation
          Units
             Outstanding at End of      696,664   222,328
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $6.98     $8.73     $10.00 (2)
          AUV at End of Period            $5.15     $6.98      $8.73
          Number of Accumulation
          Units
             Outstanding at End of      598,428   468,772     84,578
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.25    $10.00 (5)
          AUV at End of Period            $7.61    $10.25
          Number of Accumulation
          Units
             Outstanding at End of      375,102    25,836
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.42
          Number of Accumulation
          Units
             Outstanding at End of       54,250
             Period

     Invesco VIF--Financial Services
          AUV at Beginning of Period      $9.35    $10.00 (5)
          AUV at End of Period            $7.81     $9.35
          Number of Accumulation
          Units
             Outstanding at End of      284,060    18,560
             Period



Access - 131180


    Invesco VIF--Utilities
          AUV at Beginning of Period      $8.09    $10.00 (5)
          AUV at End of Period            $6.33     $8.09
          Number of Accumulation
          Units
             Outstanding at End of      167,758    16,134
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.25     $7.82     $10.00 (2)
          AUV at End of Period            $4.23     $6.25      $7.82
          Number of Accumulation
          Units
             Outstanding at End of      934,116 1,102,268     89,929
             Period

     PIMCO High Yield Portfolio
          AUV at Beginning of Period      $9.95     $9.90     $10.09 (1)
          AUV at End of Period            $9.66     $9.95      $9.90
          Number of Accumulation
          Units
            Outstanding at End of     3,639,545 1,847,566    631,991
            Period

     PIMCO StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.08    $11.59     $12.45 (1)
          AUV at End of Period            $7.90    $10.08     $11.59
          Number of Accumulation
          Units
             Outstanding at End of    1,932,333 1,789,954  1,176,897
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.37    $10.00 (5)
          AUV at End of Period            $7.43     $9.37
          Number of Accumulation
          Units
             Outstanding at End of      229,508    22,142
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71    $10.00 (5)
          AUV at End of Period            $9.32    $10.71
          Number of Accumulation
          Units
             Outstanding at End of      503,892    23,811
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.87    $10.00 (4)
          AUV at End of Period            $6.62     $8.87
          Number of Accumulation
          Units
             Outstanding at End of      475,785   244,571
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.24    $10.00 (4)
          AUV at End of Period            $6.01     $8.24
          Number of Accumulation
          Units
             Outstanding at End of      103,963    39,270
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.40    $10.00 (4)
          AUV at End of Period            $7.16     $9.40
          Number of Accumulation
          Units
             Outstanding at End of      420,431   132,361
             Period

     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.38     $8.55     $10.00 (3)
          AUV at End of Period            $4.08     $5.38      $8.55
          Number of Accumulation
          Units
             Outstanding at End of      360,089   212,147     12,698
             Period

     Footnotes
     (1) Fund First Available during February 2000
     (2) Fund First Available during May 2000
     (3) Fund First Available during October 2000
     (4) Fund First Available during May 2001
     (5) Fund First Available during November 2001
     (6) Fund First Available during December 2001
     (7) Fund First Available during May 2002
     (8) Fund First Available during September 2002
     (9) Fund First Available during December 2002





                                          2002      2001       2000

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.98    $10.00 (5)
          AUV at End of Period            $7.30    $10.98
          Number of Accumulation
          Units
             Outstanding at End of      237,698   119,539
             Period

     Fidelity(R) VIP Equity--Income
          AUV at Beginning of Period      $9.57    $10.00 (7)
          AUV at End of Period            $7.78     $9.57
          Number of Accumulation
          Units
             Outstanding at End of      250,947
             Period

     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.25    $10.00 (7)
          AUV at End of Period            $6.33     $9.25
          Number of Accumulation
          Units
             Outstanding at End of      473,547
             Period

     Galaxy VIP Asset Allocation
          AUV at Beginning of Period      $9.72    $10.71     $10.50
          AUV at End of Period                      $9.72     $10.71
          Number of Accumulation
          Units
             Outstanding at End of           --        --         --
             Period

     Galaxy VIP Equity Fund
          AUV at Beginning of Period      $9.10    $11.34     $11.50
          AUV at End of Period            $6.46     $9.10     $11.34
          Number of Accumulation
          Units
             Outstanding at End of        2,067        --         --
             Period

     Galaxy VIP Growth & Income
          AUV at Beginning of Period     $10.28    $10.92     $10.25
          AUV at End of Period            $7.44    $10.28     $10.92
          Number of Accumulation
          Units
             Outstanding at End of          520        --         --
             Period

     Galaxy VIP Quality Plus Bond
          AUV at Beginning of Period     $11.57    $10.98      $9.93
          AUV at End of Period                     $11.57     $10.98
          Number of Accumulation
          Units
             Outstanding at End of           --        --         --
             Period

     Galaxy VIP Small Company Growth
          AUV at Beginning of Period     $12.99    $13.27     $15.05
          AUV at End of Period            $8.55    $12.99     $13.27
          Number of Accumulation
          Units
             Outstanding at End of           98        99        100
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.23    $18.40     $21.27 (1)
          AUV at End of Period            $9.54    $14.23     $18.40
          Number of Accumulation
          Units
             Outstanding at End of    1,357,779 1,475,163  1,103,423
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.21    $16.80     $19.78 (1)
          AUV at End of Period            $9.76    $14.21     $16.80
          Number of Accumulation
          Units
             Outstanding at End of    1,863,528 1,557,259    874,247
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period      $9.92    $10.50     $10.00 (1)
          AUV at End of Period            $7.42     $9.92     $10.50
          Number of Accumulation
          Units
             Outstanding at End of    6,279,537 4,320,851    993,651
             Period


Access - 131180



     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $16.72    $19.34     $21.56 (1)
          AUV at End of Period           $13.09    $16.72     $19.34
          Number of Accumulation
          Units
             Outstanding at End of    1,515,003 1,118,604    522,271
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.34    $17.94     $23.25 (1)
          AUV at End of Period           $12.68    $17.34     $17.94
          Number of Accumulation
          Units
             Outstanding at End of    2,389,036 1,918,122    825,516
             Period

     ING Developing World
          AUV at Beginning of Period      $6.94     $7.47     $11.56 (1)
          AUV at End of Period            $6.08     $6.94      $7.47
          Number of Accumulation
          Units
             Outstanding at End of      847,173   509,513    259,187
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $17.68    $18.85     $17.08 (1)
          AUV at End of Period           $14.38    $17.68     $18.85
          Number of Accumulation
          Units
             Outstanding at End of      983,703   665,936    162,505
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.04     $9.87     $10.00 (3)
          AUV at End of Period            $7.15     $9.04      $9.87
          Number of Accumulation
          Units
             Outstanding at End of    2,302,131 1,385,134     89,462
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00 (8)
          AUV at End of Period
          Number of Accumulation
          Units
              Outstanding at End of         --
              Period

     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00 (9)
          AUV at End of Period
          Number of Accumulation
          Units
              Outstanding at End of       --
              Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.59    $10.00 (4)
          AUV at End of Period            $4.61     $7.59
          Number of Accumulation
          Units
             Outstanding at End of      447,885   162,626
             Period

     ING Hard Assets
          AUV at Beginning of Period     $13.22    $15.34     $15.33 (1)
          AUV at End of Period           $13.08    $13.22     $15.34
          Number of Accumulation
          Units
             Outstanding at End of      932,327   315,574    227,856
             Period

     ING International Equity
          AUV at Beginning of Period      $8.47    $11.18     $14.76 (6)
          AUV at End of Period            $6.97     $8.47     $11.18
          Number of Accumulation
          Units
             Outstanding at End of    1,470,429 1,055,368    685,944
             Period

     ING Janus Growth and Income
          AUV at Beginning of Period      $8.82     $9.93     $10.00 (3)
          AUV at End of Period            $6.97     $8.82      $9.93
          Number of Accumulation
          Units
             Outstanding at End of    3,186,621 2,016,515    113,353
             Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.27     $8.88     $10.00 (3)
          AUV at End of Period            $6.01     $8.27      $8.88
          Number of Accumulation
          Units
             Outstanding at End of      520,898   420,371     83,761
             Period


Access - 131180



     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $20.53    $24.06     $28.41 (1)
          AUV at End of Period           $14.25    $20.53     $24.06
          Number of Accumulation
          Units
             Outstanding at End of    2,091,213 1,748,122    969,120
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.20
          Number of Accumulation
          Units
             Outstanding at End of      138,594
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.82
          Number of Accumulation
          Units
             Outstanding at End of      155,620
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $17.80    $16.67     $15.74 (1)
          AUV at End of Period           $18.72    $17.80     $16.67
          Number of Accumulation
          Units
             Outstanding at End of    2,647,005 1,441,971    273,264
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $14.77    $14.50     $13.97 (1)
          AUV at End of Period           $14.70    $14.77     $14.50
          Number of Accumulation
          Units
             Outstanding at End of    7,015,870 6,235,817  2,132,811
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $14.71    $21.49     $28.61 (1)
          AUV at End of Period           $10.16    $14.71     $21.49
          Number of Accumulation
          Units
             Outstanding at End of    4,149,074 4,093,894  2,741,325
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.34
          Number of Accumulation
          Units
             Outstanding at End of       94,083
             Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.95
          Number of Accumulation
          Units
             Outstanding at End of       62,915
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $30.70    $40.98     $37.63 (1)
          AUV at End of Period           $15.42    $30.70     $40.98
          Number of Accumulation
          Units
             Outstanding at End of    2,751,561 2,275,455  1,099,617
             Period

     ING MFS Research
          AUV at Beginning of Period     $19.69    $25.56     $26.29 (1)
          AUV at End of Period           $14.51    $19.69     $25.56
          Number of Accumulation
          Units
             Outstanding at End of    2,110,645 1,829,741    807,166
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $19.81    $20.10     $17.04 (1)
          AUV at End of Period           $18.44    $19.81     $20.10
          Number of Accumulation
          Units
             Outstanding at End of    4,012,552 2,637,734    506,976
             Period


Access - 131180



     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.43    $11.37     $11.17 (1)
          AUV at End of Period           $12.19    $11.43     $11.37
          Number of Accumulation
          Units
             Outstanding at End of    5,600,337 1,352,337    101,577
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.54    $11.54     $10.00 (1)
          AUV at End of Period            $8.42    $11.54     $11.54
          Number of Accumulation
          Units
             Outstanding at End of    5,615,264 4,291,401    986,100
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.53    $11.21     $10.00 (1)
          AUV at End of Period            $7.95    $10.53     $11.21
          Number of Accumulation
          Units
             Outstanding at End of    2,079,377 1,766,107    191,223
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $26.39    $24.47     $19.86 (1)
          AUV at End of Period           $26.01    $26.39     $24.47
          Number of Accumulation
          Units
             Outstanding at End of    3,927,375 1,940,881    183,884
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $22.35    $22.48     $19.19 (1)
          AUV at End of Period           $19.03    $22.35     $22.48
          Number of Accumulation
          Units
             Outstanding at End of    2,273,204 1,364,874    238,986
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $7.79
          Number of Accumulation
          Units
             Outstanding at End of       67,606
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.82
          Number of Accumulation
          Units
             Outstanding at End of      201,786
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $20.73    $24.00     $24.80 (1)
          AUV at End of Period           $17.34    $20.73     $24.00
          Number of Accumulation
          Units
             Outstanding at End of    1,920,555 1,546,448    713,282
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $26.56    $25.04     $19.63 (1)
          AUV at End of Period           $26.11    $26.56     $25.04
          Number of Accumulation
          Units
             Outstanding at End of      768,503   474,135    192,508
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period           $10.61
          Number of Accumulation
          Units
             Outstanding at End of      456,891
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.76    $10.00 (4)
          AUV at End of Period            $5.22     $7.76
          Number of Accumulation
          Units
             Outstanding at End of      355,700   182,159
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.32    $10.00 (4)
          AUV at End of Period            $7.04     $9.32
          Number of Accumulation
          Units
             Outstanding at End of      295,511   117,705
             Period


Access - 131180



     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.30    $10.00 (4)
          AUV at End of Period            $4.58     $8.30
          Number of Accumulation
          Units
             Outstanding at End of    1,196,797   253,382
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $6.96     $8.72     $10.00 (2)
          AUV at End of Period            $5.14     $6.96      $8.72
          Number of Accumulation
          Units
             Outstanding at End of    1,083,707   477,958     68,648
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.25    $10.00 (5)
          AUV at End of Period            $7.59    $10.25
          Number of Accumulation
          Units
             Outstanding at End of      736,096   289,358
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (7)
          AUV at End of Period            $8.41
          Number of Accumulation
          Units
             Outstanding at End of      100,699
             Period

     Invesco VIF--Financial Services
          AUV at Beginning of Period      $9.34    $10.00 (5)
          AUV at End of Period            $7.80     $9.34
          Number of Accumulation
          Units
             Outstanding at End of      407,036    18,432
             Period

     Invesco VIF--Utilities
          AUV at Beginning of Period      $8.09    $10.00 (5)
          AUV at End of Period            $6.32     $8.09
          Number of Accumulation
          Units
             Outstanding at End of      173,346    23,627
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.24     $7.82     $10.00 (2)
          AUV at End of Period            $4.22     $6.24      $7.82
          Number of Accumulation
          Units
             Outstanding at End of    1,916,839 1,029,815    152,003
             Period

     PIMCO High Yield Portfolio
          AUV at Beginning of Period      $9.91     $9.88     $10.07 (1)
          AUV at End of Period            $9.61     $9.91      $9.88
          Number of Accumulation
          Units
             Outstanding at End of    3,093,339 1,858,684    386,288
             Period

     PIMCO StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.04    $11.56     $12.42 (1)
          AUV at End of Period            $7.86    $10.04     $11.56
          Number of Accumulation
          Units
             Outstanding at End of    1,702,075 1,325,932    829,397
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.36    $10.00 (5)
          AUV at End of Period            $7.42     $9.36
          Number of Accumulation
          Units
             Outstanding at End of      562,117    47,468
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71    $10.00 (5)
          AUV at End of Period            $9.31    $10.71
          Number of Accumulation
          Units
             Outstanding at End of      740,867    72,420
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.87    $10.00 (4)
          AUV at End of Period            $6.61     $8.87
          Number of Accumulation
          Units
             Outstanding at End of      491,042   103,369
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.24    $10.00 (4)
          AUV at End of Period            $6.00     $8.24
          Number of Accumulation
          Units
             Outstanding at End of      218,083    19,682
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.40    $10.00 (4)
          AUV at End of Period            $7.15     $9.40
          Number of Accumulation
          Units
             Outstanding at End of      374,258    47,995
             Period

     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.37     $8.55     $10.00 (3)
          AUV at End of Period            $4.07     $5.37      $8.55
          Number of Accumulation
          Units
             Outstanding at End of      636,058   320,126     28,074
             Period

     Footnotes
     (1) Fund First Available during February 2000
     (2) Fund First Available during May 2000
     (3) Fund First Available during October 2000
     (4) Fund First Available during May 2001
     (5) Fund First Available during November 2001
     (6) Fund First Available during December 2001
     (7) Fund First Available during May 2002
     (8) Fund First Available during September 2002
     (9) Fund First Available during December 2002






                                          2002      2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.98     $10.00 (2)
          AUV at End of Period            $7.29     $10.98
          Number of Accumulation
          Units
             Outstanding at End of        2,381         --
             Period

     Fidelity(R)VIP Equity--Income
          AUV at Beginning of Period      $9.57 (4)
          AUV at End of Period            $7.77
          Number of Accumulation
          Units
             Outstanding at End of        9,459
             Period

     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.25 (4)
          AUV at End of Period            $6.32
          Number of Accumulation
          Units
             Outstanding at End of        7,613
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.19     $16.41 (1)
          AUV at End of Period            $9.50     $14.19
          Number of Accumulation
          Units
             Outstanding at End of          431         32
             Period


Access - 131180



     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.17     $16.21 (1)
          AUV at End of Period                      $14.17
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period      $9.91     $10.53 (1)
          AUV at End of Period            $7.41      $9.91
          Number of Accumulation
          Units
             Outstanding at End of          686         --
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $16.64     $19.44 (1)
          AUV at End of Period                      $16.64
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.28     $17.66 (1)
          AUV at End of Period           $12.64     $17.28
          Number of Accumulation
          Units
             Outstanding at End of        1,453         --
             Period

     ING Developing World
          AUV at Beginning of Period      $6.93      $7.35 (1)
          AUV at End of Period                       $6.93
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $17.61     $19.31 (1)
          AUV at End of Period           $14.32     $17.61
          Number of Accumulation
          Units
             Outstanding at End of        5,517         --
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.03      $9.47 (1)
          AUV at End of Period            $7.14      $9.03
          Number of Accumulation
          Units
             Outstanding at End of        1,419         --
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00
          AUV at End of Period           $10.06
          Number of Accumulation
          Units
             Outstanding at End of      402,294
             Period

     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.59     $10.00 (1)
          AUV at End of Period                       $7.59
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING Hard Assets
          AUV at Beginning of Period     $13.14     $15.45 (1)
          AUV at End of Period                      $13.14
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING International Equity
          AUV at Beginning of Period      $8.45      $9.82 (3)
          AUV at End of Period                       $8.45
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period


Access - 131180



     ING Janus Growth and Income
          AUV at Beginning of Period      $8.81      $9.65 (1)
          AUV at End of Period            $6.96      $8.81
          Number of Accumulation
          Units
             Outstanding at End of        5,288         --
             Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.27      $8.98 (1)
          AUV at End of Period                       $8.27
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $20.43     $23.18 (1)
          AUV at End of Period                      $20.43
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.19
          Number of Accumulation
          Units
             Outstanding at End of          467
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $7.82
          Number of Accumulation
          Units
             Outstanding at End of        2,108
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $17.71     $17.02 (1)
          AUV at End of Period           $18.62     $17.71
          Number of Accumulation
          Units
             Outstanding at End of        6,405        994
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $14.72     $14.61 (1)
          AUV at End of Period           $14.64     $14.72
          Number of Accumulation
          Units
             Outstanding at End of       19,321         92
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $14.66     $19.14 (1)
          AUV at End of Period           $10.13     $14.66
          Number of Accumulation
          Units
             Outstanding at End of        1,801         30
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period
          Number of Accumulation Units
            Outstanding at End of              --
            Period

     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $30.58     $39.64 (1)
          AUV at End of Period           $15.35     $30.58
          Number of Accumulation
          Units
             Outstanding at End of        1,308         15
             Period


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


     ING MFS Research
          AUV at Beginning of Period     $19.62     $23.34 (1)
          AUV at End of Period           $14.45     $19.62
          Number of Accumulation
          Units
             Outstanding at End of        1,027         23
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $19.74     $20.20 (1)
          AUV at End of Period           $18.37     $19.74
          Number of Accumulation
          Units
             Outstanding at End of       19,958        470
             Period

     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.39     $10.99 (1)
          AUV at End of Period           $12.13     $11.39
          Number of Accumulation
          Units
             Outstanding at End of       32,108         --
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.53     $12.25 (1)
          AUV at End of Period            $8.41     $11.53
          Number of Accumulation
          Units
             Outstanding at End of        3,105        778
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.52     $11.49 (1)
          AUV at End of Period            $7.94     $10.52
          Number of Accumulation
          Units
             Outstanding at End of        2,596        847
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $26.21     $26.07 (1)
          AUV at End of Period           $25.83     $26.21
          Number of Accumulation
          Units
             Outstanding at End of       12,095         --
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $22.20     $22.61 (1)
          AUV at End of Period           $18.90     $22.20
          Number of Accumulation
          Units
             Outstanding at End of          193         --
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $20.64     $21.93 (1)
          AUV at End of Period           $17.26     $20.64
          Number of Accumulation
          Units
             Outstanding at End of          835         23
             Period

     ING Van Kampen Real Estate
          AUV at Beginning of Period     $26.39     $24.63 (1)
          AUV at End of Period           $25.92     $26.39
          Number of Accumulation
          Units
             Outstanding at End of          696         --
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period
          Number of Accumulation Units
            Outstanding at End of           --
            Period


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


     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.76     $10.11 (1)
          AUV at End of Period                       $7.76
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.32     $10.11 (1)
          AUV at End of Period                       $9.32
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.30     $10.01 (1)
          AUV at End of Period            $4.58      $8.30
          Number of Accumulation
          Units
             Outstanding at End of          345         --
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $6.96      $8.35 (1)
          AUV at End of Period            $5.13      $6.96
          Number of Accumulation
          Units
             Outstanding at End of        1,003         --
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.25     $10.00 (2)
          AUV at End of Period            $7.59     $10.25
          Number of Accumulation
          Units
             Outstanding at End of        2,088         --
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.41
          Number of Accumulation
          Units
             Outstanding at End of          758
             Period

     Invesco VIF Financial Services
          AUV at Beginning of Period      $9.34     $10.00 (2)
          AUV at End of Period            $7.79      $9.34
          Number of Accumulation
          Units
             Outstanding at End of          667         --
             Period

     Invesco VIF Utilities
          AUV at Beginning of Period      $8.09     $10.00 (2)
          AUV at End of Period            $6.32      $8.09
          Number of Accumulation
          Units
             Outstanding at End of        2,188         --
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.24      $7.20 (1)
          AUV at End of Period            $4.21      $6.24
          Number of Accumulation
          Units
             Outstanding at End of        5,385         --
             Period

     PIMCO High Yield Portfolio
          AUV at Beginning of Period      $9.90      $9.83 (1)
          AUV at End of Period            $9.59      $9.90
          Number of Accumulation
          Units
             Outstanding at End of        4,447         --
             Period

     PIMCO StocksPLUS Growth & Income
          AUV at Beginning of Period     $10.03     $11.01 (1)
          AUV at End of Period                      $10.03
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period


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


     Pioneer Fund VCT
          AUV at Beginning of Period      $9.36     $10.00 (2)
          AUV at End of Period            $7.41      $9.36
          Number of Accumulation
          Units
             Outstanding at End of        6,687         --
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.71     $10.00 (2)
          AUV at End of Period                      $10.71
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.86     $10.00 (1)
          AUV at End of Period            $6.61      $8.86
          Number of Accumulation
          Units
             Outstanding at End of          305         --
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.24     $10.05 (1)
          AUV at End of Period                       $8.24
          Number of Accumulation
          Units
             Outstanding at End of           --         --
            Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.39     $10.00 (1)
          AUV at End of Period                       $9.39
          Number of Accumulation
          Units
             Outstanding at End of           --         --
             Period

     SP Jennison Int. Growth
          AUV at Beginning of Period      $5.37      $7.30 (1)
          AUV at End of Period            $4.06      $5.37
          Number of Accumulation
          Units
             Outstanding at End of        3,559         --
             Period

     Footnotes
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002




                                          2002      2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.05%

     AIM VI Dent Demographic Trends
         AUV at Beginning of Period     $10.98     $10.00 (2)
         AUV at End of Period            $7.28     $10.98
         Number of Accumulation
         Units
            Outstanding at End of       36,436        270
            Period

     Fidelity(R)VIP Equity--Income
         AUV at Beginning of Period      $9.56 (4)
         AUV at End of Period            $7.76
         Number of Accumulation
         Units
            Outstanding at End of       18,936
            Period

     Fidelity(R) VIP Growth
         AUV at Beginning of Period      $9.24 (4)
         AUV at End of Period            $6.31
         Number of Accumulation
         Units
            Outstanding at End of        4,842
            Period


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


     ING AIM Mid Cap Growth
         AUV at Beginning of Period     $14.10     $16.32 (1)
         AUV at End of Period            $9.43     $14.10
         Number of Accumulation
         Units
            Outstanding at End of       22,032      9,284
            Period

     ING Alliance Mid Cap Growth
         AUV at Beginning of Period     $14.09     $16.13 (1)
         AUV at End of Period            $9.66     $14.09
         Number of Accumulation
         Units
            Outstanding at End of       30,975     13,857
            Period

     ING Capital Guardian Large Cap Value
         AUV at Beginning of Period      $9.89     $10.52 (1)
         AUV at End of Period            $7.39      $9.89
         Number of Accumulation
         Units
            Outstanding at End of      153,495     64,872
            Period

     ING Capital Guardian Managed Global
         AUV at Beginning of Period     $16.48     $19.28 (1)
         AUV at End of Period           $12.89     $16.48
         Number of Accumulation
         Units
            Outstanding at End of       44,003     24,750
            Period

     ING Capital Guardian Small Cap
         AUV at Beginning of Period     $17.18     $17.56 (1)
         AUV at End of Period           $12.55     $17.18
         Number of Accumulation
         Units
            Outstanding at End of       61,290     28,016
            Period

     ING Developing World
         AUV at Beginning of Period      $6.90      $7.33 (1)
         AUV at End of Period            $6.04      $6.90
         Number of Accumulation
         Units
            Outstanding at End of       45,609     32,140
            Period

     ING Eagle Asset Value Equity
         AUV at Beginning of Period     $17.49     $19.19 (1)
         AUV at End of Period           $14.21     $17.49
         Number of Accumulation
         Units
            Outstanding at End of       20,452     15,882
            Period

     ING FMRSM Diversified Mid--Cap
         AUV at Beginning of Period      $9.02      $9.47 (1)
         AUV at End of Period            $7.12      $9.02
         Number of Accumulation
         Units
            Outstanding at End of       78,294     30,405
            Period

     ING GET Fund -- Series T
         AUV at Beginning of Period     $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period

     ING GET Fund -- Series U
         AUV at Beginning of Period     $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period

     ING Goldman Sachs Internet Tollkeeper
         AUV at Beginning of Period      $7.58     $10.00 (1)
         AUV at End of Period            $4.60      $7.58
         Number of Accumulation
         Units
            Outstanding at End of       41,859      9,038
            Period

     ING Hard Assets
         AUV at Beginning of Period     $12.96     $15.25 (1)
         AUV at End of Period           $12.80     $12.96
         Number of Accumulation
         Units
            Outstanding at End of       23,532      8,523
            Period


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


     ING International Equity
         AUV at Beginning of Period      $8.40      $9.77 (3)
         AUV at End of Period            $6.90      $8.40
         Number of Accumulation
         Units
            Outstanding at End of        8,795         --
            Period

     ING Janus Growth and Income
         AUV at Beginning of Period      $8.80      $9.64 (1)
         AUV at End of Period            $6.95      $8.80
         Number of Accumulation
         Units
            Outstanding at End of      132,024     41,232
            Period

     ING Janus Special Equity
         AUV at Beginning of Period      $8.25      $8.97 (1)
         AUV at End of Period            $5.99      $8.25
         Number of Accumulation
         Units
            Outstanding at End of       13,630      7,008
            Period

     ING Jennison Equity Opportunities
         AUV at Beginning of Period     $20.23     $22.97 (1)
         AUV at End of Period           $14.02     $20.23
         Number of Accumulation
         Units
            Outstanding at End of       41,942     17,631
            Period

     ING JP Morgan Fleming International
     Enhanced EAFE
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period            $8.19
         Number of Accumulation
         Units
            Outstanding at End of        1,613
            Period

     ING JP Morgan Fleming SmallCap
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period            $7.81
         Number of Accumulation
         Units
            Outstanding at End of        5,346
            Period

     ING Limited Maturity Bond
         AUV at Beginning of Period     $17.48     $16.81 (1)
         AUV at End of Period           $18.36     $17.48
         Number of Accumulation
         Units
            Outstanding at End of      115,925     33,099
            Period

     ING Liquid Assets
         AUV at Beginning of Period     $14.53     $14.43 (1)
         AUV at End of Period           $14.43     $14.53
         Number of Accumulation
         Units
            Outstanding at End of      327,509    329,210
            Period

     ING Marsico Growth
         AUV at Beginning of Period     $14.58     $19.04 (1)
         AUV at End of Period           $10.06     $14.58
         Number of Accumulation
         Units
            Outstanding at End of       60,337     37,525
            Period

     ING Mercury Focus Value
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period            $8.33
         Number of Accumulation
         Units
            Outstanding at End of        5,396
            Period

     ING Mercury Fundamental Growth
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period


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


     ING MFS Mid Cap Growth
         AUV at Beginning of Period     $30.36     $39.38 (1)
         AUV at End of Period           $15.22     $30.36
         Number of Accumulation
         Units
            Outstanding at End of       59,471     32,214
            Period

     ING MFS Research
         AUV at Beginning of Period     $19.48     $23.19 (1)
         AUV at End of Period           $14.33     $19.48
         Number of Accumulation
         Units
            Outstanding at End of       52,294     25,925
            Period

     ING MFS Total Return
         AUV at Beginning of Period     $19.59     $20.07 (1)
         AUV at End of Period           $18.21     $19.59
         Number of Accumulation
         Units
            Outstanding at End of      108,560     48,787
            Period

     ING PIMCO Core Bond
         AUV at Beginning of Period     $11.30     $10.92 (1)
         AUV at End of Period           $12.03     $11.30
         Number of Accumulation
         Units
            Outstanding at End of      134,070     45,492
            Period

     ING Salomon Brothers All Cap
         AUV at Beginning of Period     $11.50     $12.23 (1)
         AUV at End of Period            $8.39     $11.50
         Number of Accumulation
         Units
            Outstanding at End of      186,269    101,330
            Period

     ING Salomon Brothers Investors
         AUV at Beginning of Period     $10.49     $11.48 (1)
         AUV at End of Period            $7.92     $10.49
         Number of Accumulation
         Units
            Outstanding at End of       88,534     50,349
            Period

     ING T. Rowe Price Capital Appreciation
         AUV at Beginning of Period     $25.87     $25.75 (1)
         AUV at End of Period           $25.46     $25.87
         Number of Accumulation
         Units
            Outstanding at End of      122,476     43,670
            Period

     ING T. Rowe Price Equity Income
         AUV at Beginning of Period     $21.91     $22.33 (1)
         AUV at End of Period           $18.63     $21.91
         Number of Accumulation
         Units
            Outstanding at End of       69,736     27,313
            Period

     ING Van Kampen Equity Growth
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period

     ING Van Kampen Global Franchise
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period            $8.81
         Number of Accumulation
         Units
            Outstanding at End of        5,968
            Period

     ING Van Kampen Growth & Income
         AUV at Beginning of Period     $20.47     $21.76 (1)
         AUV at End of Period           $17.09     $20.47
         Number of Accumulation
         Units
            Outstanding at End of       40,928     20,784
            Period

     ING Van Kampen Real Estate
         AUV at Beginning of Period     $26.04     $24.32 (1)
         AUV at End of Period           $25.56     $26.04
         Number of Accumulation
         Units
            Outstanding at End of       28,955      8,514
            Period


Access - 131180



     ING VP Bond Portfolio
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period           $10.60
         Number of Accumulation
         Units
            Outstanding at End of        9,277
            Period

     ING VP Growth Opportunities
         AUV at Beginning of Period      $7.76     $10.11 (1)
         AUV at End of Period            $5.20      $7.76
         Number of Accumulation
         Units
            Outstanding at End of        4,918      6,308
            Period

     ING VP MagnaCap
         AUV at Beginning of Period      $9.31     $10.11 (1)
         AUV at End of Period            $7.02      $9.31
         Number of Accumulation
         Units
            Outstanding at End of       18,132     11,483
            Period

     ING VP SmallCap Opportunities
         AUV at Beginning of Period      $8.30     $10.01 (1)
         AUV at End of Period            $4.57      $8.30
         Number of Accumulation
         Units
            Outstanding at End of       54,433     21,418
            Period

     ING VP Worldwide Growth
         AUV at Beginning of Period      $6.95      $8.34 (1)
         AUV at End of Period            $5.12      $6.95
         Number of Accumulation
         Units
            Outstanding at End of       39,021     30,234
            Period

     Invesco VIF Health Sciences
         AUV at Beginning of Period     $10.24     $10.00 (2)
         AUV at End of Period            $7.58     $10.24
         Number of Accumulation
         Units
            Outstanding at End of       15,338        332
            Period

     Invesco VIF Leisure Fund
         AUV at Beginning of Period     $10.00 (4)
         AUV at End of Period            $8.40
         Number of Accumulation
         Units
            Outstanding at End of        3,612
            Period

     Invesco VIF Financial Services
         AUV at Beginning of Period      $9.34     $10.00 (2)
         AUV at End of Period            $7.78      $9.34
         Number of Accumulation
         Units
            Outstanding at End of       36,848         --
            Period

     Invesco VIF Utilities
         AUV at Beginning of Period      $8.08     $10.00 (2)
         AUV at End of Period            $6.31      $8.08
         Number of Accumulation
         Units
            Outstanding at End of          814         --
            Period

     Jennison Portfolio
         AUV at Beginning of Period      $6.23      $7.19 (1)
         AUV at End of Period            $4.20      $6.23
         Number of Accumulation
         Units
            Outstanding at End of       22,367     21,785
            Period

     PIMCO High Yield Portfolio
         AUV at Beginning of Period      $9.86      $9.80 (1)
         AUV at End of Period            $9.54      $9.86
         Number of Accumulation
         Units
            Outstanding at End of      186,396     54,726
            Period


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


     PIMCO StocksPLUS Growth & Income
         AUV at Beginning of Period      $9.99     $10.97 (1)
         AUV at End of Period            $7.80      $9.99
         Number of Accumulation
         Units
            Outstanding at End of       24,969     10,158
            Period

     Pioneer Fund VCT
         AUV at Beginning of Period      $9.36     $10.00 (2)
         AUV at End of Period            $7.40      $9.36
         Number of Accumulation
         Units
            Outstanding at End of        8,141         --
            Period

     Pioneer Mid Cap Value
         AUV at Beginning of Period     $10.70     $10.00 (2)
         AUV at End of Period            $9.29     $10.70
         Number of Accumulation
         Units
            Outstanding at End of       28,194        660
            Period

     ProFund VP Bull
         AUV at Beginning of Period      $8.86     $10.00 (1)
         AUV at End of Period            $6.59      $8.86
         Number of Accumulation
         Units
            Outstanding at End of       29,583      5,613
            Period

     ProFund VP Europe 30
         AUV at Beginning of Period      $8.23     $10.05 (1)
         AUV at End of Period            $5.98      $8.23
         Number of Accumulation
         Units
            Outstanding at End of        8,144     15,188
            Period

     ProFund VP Small Cap
         AUV at Beginning of Period      $9.39     $10.00 (1)
         AUV at End of Period            $7.13      $9.39
         Number of Accumulation
         Units
            Outstanding at End of        7,373     12,960
            Period

     SP Jennison International
     Growth
         AUV at Beginning of Period      $5.36      $7.29 (1)
         AUV at End of Period            $4.05      $5.36
         Number of Accumulation
         Units
            Outstanding at End of       34,977     11,906
            Period

     Footnotes
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002





                                          2002       2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10%

     AIM VI Dent Demographic Trends
          AUV at Beginning of Period     $10.98     $10.00 (2)
          AUV at End of Period            $7.28     $10.98
          Number of Accumulation
          Units
             Outstanding at End of       11,618         --
             Period

     Fidelity(R)VIP Equity--Income
          AUV at Beginning of Period      $9.56 (4)
          AUV at End of Period            $7.75
          Number of Accumulation
          Units
             Outstanding at End of       54,904
             Period


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


     Fidelity(R) VIP Growth
          AUV at Beginning of Period      $9.24 (4)
          AUV at End of Period            $6.31
          Number of Accumulation
          Units
             Outstanding at End of      107,165
             Period

     ING AIM Mid Cap Growth
          AUV at Beginning of Period     $14.05     $16.27 (1)
          AUV at End of Period            $9.40     $14.05
          Number of Accumulation
          Units
             Outstanding at End of       63,802     21,990
             Period

     ING Alliance Mid Cap Growth
          AUV at Beginning of Period     $14.05     $16.08 (1)
          AUV at End of Period            $9.62     $14.05
          Number of Accumulation
          Units
             Outstanding at End of      184,179     63,924
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period      $9.88     $10.51 (1)
          AUV at End of Period            $7.37      $9.88
          Number of Accumulation
          Units
             Outstanding at End of      916,295    261,939
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period     $16.41     $19.19 (1)
          AUV at End of Period           $12.82     $16.41
          Number of Accumulation
          Units
             Outstanding at End of      210,411     72,320
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period     $17.12     $17.51 (1)
          AUV at End of Period           $12.50     $17.12
          Number of Accumulation
          Units
             Outstanding at End of      350,649     77,139
             Period

     ING Developing World
          AUV at Beginning of Period      $6.89      $7.32 (1)
          AUV at End of Period            $6.02      $6.89
          Number of Accumulation
          Units
             Outstanding at End of       87,622     52,358
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period     $17.43     $19.13 (1)
          AUV at End of Period           $14.15     $17.43
          Number of Accumulation
          Units
             Outstanding at End of      131,099     34,231
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period      $9.01      $9.46 (1)
          AUV at End of Period            $7.12      $9.01
          Number of Accumulation
          Units
             Outstanding at End of      492,026     76,525
             Period

     ING GET Fund -- Series T
          AUV at Beginning of Period     $10.00
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING GET Fund -- Series U
          AUV at Beginning of Period     $10.00
          AUV at End of Period
          Number of Accumulation
          Units
             Outstanding at End of           --
             Period

     ING Goldman Sachs Internet Tollkeeper
          AUV at Beginning of Period      $7.58     $10.00 (1)
          AUV at End of Period            $4.59      $7.58
          Number of Accumulation
          Units
             Outstanding at End of      141,023     23,594
             Period

     ING Hard Assets
          AUV at Beginning of Period     $12.88     $15.16 (1)
          AUV at End of Period           $12.71     $12.88
          Number of Accumulation
          Units
             Outstanding at End of       43,248      2,531
             Period


Access - 131180



     ING International Equity
          AUV at Beginning of Period      $8.37      $9.74 (3)
          AUV at End of Period            $6.87      $8.37
          Number of Accumulation
          Units
             Outstanding at End of      132,383      2,399
             Period

     ING Janus Growth and Income
          AUV at Beginning of Period      $8.79      $9.64 (1)
          AUV at End of Period            $6.94      $8.79
          Number of Accumulation
          Units
             Outstanding at End of      584,691    164,770
             Period

     ING Janus Special Equity
          AUV at Beginning of Period      $8.25      $8.97 (1)
          AUV at End of Period            $5.98      $8.25
          Number of Accumulation
          Units
             Outstanding at End of       96,355     38,065
             Period

     ING Jennison Equity Opportunities
          AUV at Beginning of Period     $20.13     $22.86 (1)
          AUV at End of Period           $13.94     $20.13
          Number of Accumulation
          Units
             Outstanding at End of      132,556     41,070
             Period

     ING JP Morgan Fleming International
     Enhanced EAFE
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.19
          Number of Accumulation
          Units
             Outstanding at End of        6,369
             Period

     ING JP Morgan Fleming SmallCap
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $7.81
          Number of Accumulation
          Units
             Outstanding at End of       37,674
             Period

     ING Limited Maturity Bond
          AUV at Beginning of Period     $17.36     $16.70 (1)
          AUV at End of Period           $18.23     $17.36
          Number of Accumulation
          Units
             Outstanding at End of      187,662     63,527
             Period

     ING Liquid Assets
          AUV at Beginning of Period     $14.43     $14.34 (1)
          AUV at End of Period           $14.33     $14.43
          Number of Accumulation
          Units
             Outstanding at End of      514,409    261,606
             Period

     ING Marsico Growth
          AUV at Beginning of Period     $14.53     $18.99 (1)
          AUV at End of Period           $10.02     $14.53
          Number of Accumulation
          Units
             Outstanding at End of      311,442    126,140
             Period

     ING Mercury Focus Value
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.33
          Number of Accumulation
          Units
             Outstanding at End of       15,878
             Period


Access - 131180



     ING Mercury Fundamental Growth
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $7.94
          Number of Accumulation
          Units
             Outstanding at End of        8,896
             Period

     ING MFS Mid Cap Growth
          AUV at Beginning of Period     $30.25     $39.25 (1)
          AUV at End of Period           $15.16     $30.25
          Number of Accumulation
          Units
             Outstanding at End of      309,801     93,233
             Period

     ING MFS Research
          AUV at Beginning of Period     $19.40     $23.11 (1)
          AUV at End of Period           $14.27     $19.40
          Number of Accumulation
          Units
             Outstanding at End of      215,283     85,348
             Period

     ING MFS Total Return
          AUV at Beginning of Period     $19.52     $20.00 (1)
          AUV at End of Period           $18.14     $19.52
          Number of Accumulation
          Units
             Outstanding at End of      687,305    203,036
             Period

     ING PIMCO Core Bond
          AUV at Beginning of Period     $11.26     $10.88 (1)
          AUV at End of Period           $11.98     $11.26
          Number of Accumulation
          Units
             Outstanding at End of      836,451    221,684
             Period

     ING Salomon Brothers All Cap
          AUV at Beginning of Period     $11.49     $12.23 (1)
          AUV at End of Period            $8.37     $11.49
          Number of Accumulation
          Units
             Outstanding at End of      892,250    225,937
             Period

     ING Salomon Brothers Investors
          AUV at Beginning of Period     $10.48     $11.47 (1)
          AUV at End of Period            $7.91     $10.48
          Number of Accumulation
          Units
             Outstanding at End of      294,204    136,482
             Period

     ING T. Rowe Price Capital Appreciation
          AUV at Beginning of Period     $25.70     $25.59 (1)
          AUV at End of Period           $25.28     $25.70
          Number of Accumulation
          Units
             Outstanding at End of      442,657     92,605
             Period

     ING T. Rowe Price Equity Income
          AUV at Beginning of Period     $21.77     $22.19 (1)
          AUV at End of Period           $18.50     $21.77
          Number of Accumulation
          Units
             Outstanding at End of      425,112    107,272
             Period

     ING Van Kampen Equity Growth
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $7.78
          Number of Accumulation
          Units
             Outstanding at End of       10,422
             Period

     ING Van Kampen Global Franchise
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.80
          Number of Accumulation
          Units
             Outstanding at End of       40,258
             Period

     ING Van Kampen Growth & Income
          AUV at Beginning of Period     $20.39     $21.68 (1)
          AUV at End of Period           $17.01     $20.39
          Number of Accumulation
          Units
             Outstanding at End of      180,352     51,722
             Period


Access - 131180



     ING Van Kampen Real Estate
          AUV at Beginning of Period     $25.87     $24.17 (1)
          AUV at End of Period           $25.38     $25.87
          Number of Accumulation
          Units
             Outstanding at End of       77,757      7,350
             Period

     ING VP Bond Portfolio
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period           $10.59
          Number of Accumulation
          Units
             Outstanding at End of       20,543
             Period

     ING VP Growth Opportunities
          AUV at Beginning of Period      $7.75     $10.11 (1)
          AUV at End of Period            $5.20      $7.75
          Number of Accumulation
          Units
             Outstanding at End of       68,491      6,269
             Period

     ING VP MagnaCap
          AUV at Beginning of Period      $9.31     $10.11 (1)
          AUV at End of Period            $7.02      $9.31
          Number of Accumulation
          Units
             Outstanding at End of       41,229     10,474
             Period

     ING VP SmallCap Opportunities
          AUV at Beginning of Period      $8.29     $10.01 (1)
          AUV at End of Period            $4.57      $8.29
          Number of Accumulation
          Units
             Outstanding at End of      249,714     45,115
             Period

     ING VP Worldwide Growth
          AUV at Beginning of Period      $6.94      $8.34 (1)
          AUV at End of Period            $5.11      $6.94
          Number of Accumulation
          Units
             Outstanding at End of      138,853     46,282
             Period

     Invesco VIF Health Sciences
          AUV at Beginning of Period     $10.24     $10.00 (2)
          AUV at End of Period            $7.57     $10.24
          Number of Accumulation
          Units
             Outstanding at End of      151,077        466
             Period

     Invesco VIF Leisure Fund
          AUV at Beginning of Period     $10.00 (4)
          AUV at End of Period            $8.40
          Number of Accumulation
          Units
             Outstanding at End of       40,592
             Period

     Invesco VIF Financial Services
          AUV at Beginning of Period      $9.33     $10.00 (2)
          AUV at End of Period            $7.78      $9.33
          Number of Accumulation
          Units
             Outstanding at End of       84,291      3,260
             Period

     Invesco VIF Utilities
          AUV at Beginning of Period      $8.08     $10.00 (2)
          AUV at End of Period            $6.30      $8.08
          Number of Accumulation
          Units
             Outstanding at End of       52,671         --
             Period

     Jennison Portfolio
          AUV at Beginning of Period      $6.22      $7.19 (1)
          AUV at End of Period            $4.19      $6.22
          Number of Accumulation
          Units
             Outstanding at End of      265,344     70,772
             Period


Access - 131180



     PIMCO High Yield Portfolio
          AUV at Beginning of Period      $9.84      $9.79 (1)
          AUV at End of Period            $9.52      $9.84
          Number of Accumulation
          Units
             Outstanding at End of      423,832    118,177
             Period

     PIMCO StocksPLUS Growth & Income
          AUV at Beginning of Period      $9.97     $10.95 (1)
          AUV at End of Period            $7.79      $9.97
          Number of Accumulation
          Units
             Outstanding at End of      218,962     61,575
             Period

     Pioneer Fund VCT
          AUV at Beginning of Period      $9.35     $10.00 (2)
          AUV at End of Period            $7.39      $9.35
          Number of Accumulation
          Units
             Outstanding at End of       57,294         --
             Period

     Pioneer Mid Cap Value
          AUV at Beginning of Period     $10.70     $10.00 (2)
          AUV at End of Period            $9.29     $10.70
          Number of Accumulation
          Units
             Outstanding at End of      145,463         --
             Period

     ProFund VP Bull
          AUV at Beginning of Period      $8.85     $10.00 (1)
          AUV at End of Period            $6.59      $8.85
          Number of Accumulation
          Units
             Outstanding at End of       23,783      1,814
             Period

     ProFund VP Europe 30
          AUV at Beginning of Period      $8.23     $10.05 (1)
          AUV at End of Period            $5.98      $8.23
          Number of Accumulation
          Units
             Outstanding at End of       17,650         --
             Period

     ProFund VP Small Cap
          AUV at Beginning of Period      $9.39     $10.00 (1)
          AUV at End of Period            $7.13      $9.39
          Number of Accumulation
          Units
             Outstanding at End of       68,579     12,110
             Period

     SP Jennison International
     Growth
          AUV at Beginning of Period      $5.36      $7.29 (1)
          AUV at End of Period            $4.05      $5.36
          Number of Accumulation
          Units
             Outstanding at End of      156,994     86,394
             Period

     Footnotes
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002


                                          2002      2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.15%

     AIM VI Dent Demographic Trends
         AUV at Beginning of Period      $10.98     $10.00 (2)
         AUV at End of Period             $7.27     $10.98
         Number of Accumulation
         Units
            Outstanding at End of         8,919        228
            Period


Access - 131180



     Fidelity(R)VIP Equity--Income
         AUV at Beginning of Period       $9.56 (4)
         AUV at End of Period             $7.75
         Number of Accumulation
         Units
            Outstanding at End of        46,318
            Period

     Fidelity(R) VIP Growth
         AUV at Beginning of Period       $9.24 (4)
         AUV at End of Period             $6.30
         Number of Accumulation
         Units
            Outstanding at End of        72,401
            Period

     ING AIM Mid Cap Growth
         AUV at Beginning of Period      $14.01     $16.23 (1)
         AUV at End of Period             $9.36     $14.01
         Number of Accumulation
         Units
            Outstanding at End of        20,219     11,976
            Period

     ING Alliance Mid Cap Growth
         AUV at Beginning of Period      $14.01     $16.04 (1)
         AUV at End of Period             $9.59     $14.01
         Number of Accumulation
         Units
            Outstanding at End of        58,703     45,184
            Period

     ING Capital Guardian Large Cap Value
         AUV at Beginning of Period       $9.87     $10.50 (1)
         AUV at End of Period             $7.36      $9.87
         Number of Accumulation
         Units
            Outstanding at End of       190,461     82,699
            Period

     ING Capital Guardian Managed Global
         AUV at Beginning of Period      $16.33     $19.11 (1)
         AUV at End of Period            $12.75     $16.33
         Number of Accumulation
         Units
            Outstanding at End of        59,805     32,608
            Period

     ING Capital Guardian Small Cap
         AUV at Beginning of Period      $17.07     $17.47 (1)
         AUV at End of Period            $12.46     $17.07
         Number of Accumulation
         Units
            Outstanding at End of        54,702     21,559
            Period

     ING Developing World
         AUV at Beginning of Period       $6.87      $7.30 (1)
         AUV at End of Period             $6.01      $6.87
         Number of Accumulation
         Units
            Outstanding at End of        14,127      9,241
            Period

     ING Eagle Asset Value Equity
         AUV at Beginning of Period      $17.36     $19.07 (1)
         AUV at End of Period            $14.09     $17.36
         Number of Accumulation
         Units
            Outstanding at End of        19,840      7,195
            Period

     ING FMRSM Diversified Mid--Cap
         AUV at Beginning of Period       $9.01      $9.46 (1)
         AUV at End of Period             $7.11      $9.01
         Number of Accumulation
         Units
            Outstanding at End of        74,631     17,789
            Period

     ING GET Fund -- Series T
         AUV at Beginning of Period      $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
           Period

     ING GET Fund -- Series U
         AUV at Beginning of Period      $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period


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


     ING Goldman Sachs Internet Tollkeeper
         AUV at Beginning of Period       $7.58     $10.00 (1)
         AUV at End of Period             $4.59      $7.58
         Number of Accumulation
         Units
            Outstanding at End of        23,046     14,867
            Period

     ING Hard Assets
         AUV at Beginning of Period      $12.79     $15.06 (1)
         AUV at End of Period            $12.62     $12.79
         Number of Accumulation
         Units
            Outstanding at End of        11,015      6,076
            Period

     ING International Equity
         AUV at Beginning of Period       $8.35      $9.72 (3)
         AUV at End of Period             $6.85      $8.35
         Number of Accumulation
         Units
            Outstanding at End of        28,442         --
            Period

     ING Janus Growth and Income
         AUV at Beginning of Period       $8.79      $9.64 (1)
         AUV at End of Period             $6.93      $8.79
         Number of Accumulation
         Units
            Outstanding at End of       103,609     26,573
            Period

     ING Janus Special Equity
         AUV at Beginning of Period       $8.24      $8.97 (1)
         AUV at End of Period             $5.97      $8.24
         Number of Accumulation
         Units
            Outstanding at End of         7,583      5,305
            Period

     ING Jennison Equity Opportunities
         AUV at Beginning of Period      $20.03     $22.76 (1)
         AUV at End of Period            $13.87     $20.03
         Number of Accumulation
         Units
            Outstanding at End of        34,166     10,853
            Period

     ING JP Morgan Fleming International
     Enhanced EAFE
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.18
         Number of Accumulation
         Units
            Outstanding at End of         4,137
            Period

     ING JP Morgan Fleming SmallCap
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $7.81
         Number of Accumulation
         Units
            Outstanding at End of            47
            Period

     ING Limited Maturity Bond
         AUV at Beginning of Period      $17.25     $16.60 (1)
         AUV at End of Period            $18.10     $17.25
         Number of Accumulation
         Units
            Outstanding at End of       102,238     14,995
            Period

     ING Liquid Assets
         AUV at Beginning of Period      $14.34     $14.25 (1)
         AUV at End of Period            $14.23     $14.34
         Number of Accumulation
         Units
            Outstanding at End of       102,402    131,130
           Period

     ING Marsico Growth
         AUV at Beginning of Period      $14.49     $18.95 (1)
         AUV at End of Period             $9.99     $14.49
         Number of Accumulation
         Units
            Outstanding at End of        62,460     50,456
           Period


Access - 131180



     ING Mercury Focus Value
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.33
         Number of Accumulation
         Units
            Outstanding at End of        20,649
            Period

     ING Mercury Fundamental Growth
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $7.93
         Number of Accumulation
         Units
            Outstanding at End of           297
            Period

     ING MFS Mid Cap Growth
         AUV at Beginning of Period      $30.14     $39.11 (1)
         AUV at End of Period            $15.10     $30.14
         Number of Accumulation
         Units
            Outstanding at End of        60,108     29,442
           Period

     ING MFS Research
         AUV at Beginning of Period      $19.33     $23.03 (1)
         AUV at End of Period            $14.21     $19.33
         Number of Accumulation
         Units
            Outstanding at End of        58,224     35,638
            Period

     ING MFS Total Return
         AUV at Beginning of Period      $19.45     $19.93 (1)
         AUV at End of Period            $18.06     $19.45
         Number of Accumulation
         Units
            Outstanding at End of       123,964     62,233
            eriod

     ING PIMCO Core Bond
         AUV at Beginning of Period      $11.22     $10.84 (1)
         AUV at End of Period            $11.93     $11.22
         Number of Accumulation
         Units
            Outstanding at End of       299,610     75,861
            Period

     ING Salomon Brothers All Cap
         AUV at Beginning of Period      $11.48     $12.22 (1)
         AUV at End of Period             $8.36     $11.48
         Number of Accumulation
         Units
            Outstanding at End of       142,958     31,699
            Period

     ING Salomon Brothers Investors
         AUV at Beginning of Period      $10.47     $11.46 (1)
         AUV at End of Period             $7.89     $10.47
         Number of Accumulation
         Units
            Outstanding at End of        33,194     16,003
            Period

     ING T. Rowe Price Capital Appreciation
         AUV at Beginning of Period      $25.53     $25.43 (1)
         AUV at End of Period            $25.10     $25.53
         Number of Accumulation
         Units
            Outstanding at End of       164,221     43,006
            Period

     ING T. Rowe Price Equity Income
         AUV at Beginning of Period      $21.62     $22.05 (1)
         AUV at End of Period            $18.37     $21.62
         Number of Accumulation
         Units
            Outstanding at End of        90,035     25,078
            Period

     ING Van Kampen Equity Growth
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period


Access - 131180



     ING Van Kampen Global Franchise
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.80
         Number of Accumulation
         Units
            Outstanding at End of         1,758
            Period

     ING Van Kampen Growth & Income
         AUV at Beginning of Period      $20.30     $21.59 (1)
         AUV at End of Period            $16.93     $20.30
         Number of Accumulation
         Units
            Outstanding at End of        38,925     13,112
            Period

     ING Van Kampen Real Estate
         AUV at Beginning of Period      $25.70     $24.02 (1)
         AUV at End of Period            $25.20     $25.70
         Number of Accumulation
         Units
            Outstanding at End of        17,947      6,621
            Period

     ING VP Bond Portfolio
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period            $10.59
         Number of Accumulation
         Units
            Outstanding at End of        45,162
            Period

     ING VP Growth Opportunities
         AUV at Beginning of Period       $7.75     $10.11 (1)
         AUV at End of Period             $5.19      $7.75
         Number of Accumulation
         Units
            Outstanding at End of        11,587      2,926
            Period

     ING VP MagnaCap
         AUV at Beginning of Period       $9.31     $10.11 (1)
         AUV at End of Period             $7.01      $9.31
         Number of Accumulation
         Units
            Outstanding at End of        12,376      4,684
            Period

     ING VP SmallCap Opportunities
         AUV at Beginning of Period       $8.29     $10.01 (1)
         AUV at End of Period             $4.56      $8.29
         Number of Accumulation
         Units
            Outstanding at End of        46,046      6,290
            Period

     ING VP Worldwide Growth
         AUV at Beginning of Period       $6.93      $8.33 (1)
         AUV at End of Period             $5.10      $6.93
         Number of Accumulation
         Units
            Outstanding at End of        57,393     20,405
            Period

     Invesco VIF Health Sciences
         AUV at Beginning of Period      $10.24     $10.00 (2)
         AUV at End of Period             $7.57     $10.24
         Number of Accumulation
         Units
            Outstanding at End of         9,189      1,063
            Period

     Invesco VIF Leisure Fund
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.40
         Number of Accumulation
         Units
            Outstanding at End of        17,360
            Period

     Invesco VIF Financial Services
         AUV at Beginning of Period       $9.33     $10.00 (2)
         AUV at End of Period             $7.77      $9.33
         Number of Accumulation
         Units
            Outstanding at End of         8,074      3,752
            Period

     Invesco VIF Utilities
         AUV at Beginning of Period       $8.08     $10.00 (2)
         AUV at End of Period             $6.30      $8.08
         Number of Accumulation
         Units
            Outstanding at End of        24,927         --
            Period


Access - 131180



     Jennison Portfolio
         AUV at Beginning of Period       $6.22      $7.18 (1)
         AUV at End of Period             $4.19      $6.22
         Number of Accumulation
         Units
            Outstanding at End of        78,264     14,542
            Period

     PIMCO High Yield Portfolio
         AUV at Beginning of Period       $9.82      $9.77 (1)
         AUV at End of Period             $9.50      $9.82
         Number of Accumulation
         Units
            Outstanding at End of        64,823     27,443
            Period

     PIMCO StocksPLUS Growth & Income
         AUV at Beginning of Period       $9.95     $10.94 (1)
         AUV at End of Period             $7.77      $9.95
         Number of Accumulation
         Units
            Outstanding at End of        59,533     20,309
            Period

     Pioneer Fund VCT
         AUV at Beginning of Period       $9.35     $10.00 (2)
         AUV at End of Period             $7.39      $9.35
         Number of Accumulation
         Units
            Outstanding at End of        19,166         --
            Period

     Pioneer Mid Cap Value
         AUV at Beginning of Period      $10.70     $10.00 (2)
         AUV at End of Period             $9.28     $10.70
         Number of Accumulation
         Units
            Outstanding at End of        25,875         --
            Period

     ProFund VP Bull
         AUV at Beginning of Period       $8.85     $10.00 (1)
         AUV at End of Period             $6.58      $8.85
         Number of Accumulation
         Units
            Outstanding at End of        32,743        900
            Period

     ProFund VP Europe 30
         AUV at Beginning of Period       $8.22     $10.05 (1)
         AUV at End of Period             $5.97      $8.22
         Number of Accumulation
         Units
            Outstanding at End of         1,104      7,153
            Period

     ProFund VP Small Cap
         AUV at Beginning of Period       $9.38     $10.00 (1)
         AUV at End of Period             $7.12      $9.38
         Number of Accumulation
         Units
            Outstanding at End of        12,461      4,031
            Period

     SP Jennison Int. Growth
         AUV at Beginning of Period       $5.36      $7.29 (1)
         AUV at End of Period             $4.05      $5.36
         Number of Accumulation
         Units
            Outstanding at End of        16,084      3,450
            Period

     Footnotes
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002


Access - 131180



                                          2002      2001

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.25%

     AIM VI Dent Demographic Trends
         AUV at Beginning of Period      $10.97     $10.00 (2)
         AUV at End of Period             $7.27     $10.97
         Number of Accumulation
         Units
            Outstanding at End of       109,981        724
            Period

     Fidelity(R)VIP Equity--Income
         AUV at Beginning of Period       $9.55 (4)
         AUV at End of Period             $7.74
         Number of Accumulation
         Units
            Outstanding at End of         7,498
            Period

     Fidelity(R) VIP Growth
         AUV at Beginning of Period       $9.23 (4)
         AUV at End of Period             $6.29
         Number of Accumulation
         Units
            Outstanding at End of        13,477
            Period

     ING AIM Mid Cap Growth
         AUV at Beginning of Period      $13.92     $16.13 (1)
         AUV at End of Period             $9.29     $13.92
         Number of Accumulation
         Units
            Outstanding at End of        28,984     32,366
            Period

     ING Alliance Mid Cap Growth
         AUV at Beginning of Period      $13.93     $15.96 (1)
         AUV at End of Period             $9.52     $13.93
         Number of Accumulation
         Units
            Outstanding at End of        67,393     35,302
            Period

     ING Capital Guardian Large Cap Value
         AUV at Beginning of Period       $9.86     $10.49 (1)
         AUV at End of Period             $7.34      $9.86
         Number of Accumulation
         Units
            Outstanding at End of       486,302    172,888
            Period

     ING Capital Guardian Managed Global
         AUV at Beginning of Period      $16.18     $18.94 (1)
         AUV at End of Period            $12.62     $16.18
         Number of Accumulation
         Units
            Outstanding at End of       102,390     55,217
            Period

     ING Capital Guardian Small Cap
         AUV at Beginning of Period      $16.97     $17.37 (1)
         AUV at End of Period            $12.37     $16.97
         Number of Accumulation
         Units
            Outstanding at End of        69,008     36,881
            Period

     ING Developing World
         AUV at Beginning of Period       $6.85      $7.28 (1)
         AUV at End of Period             $5.98      $6.85
         Number of Accumulation
         Units
            Outstanding at End of        39,283     28,075
            Period

     ING Eagle Asset Value Equity
         AUV at Beginning of Period      $17.24     $18.95 (1)
         AUV at End of Period            $13.98     $17.24
         Number of Accumulation
         Units
            Outstanding at End of        48,682     50,098
            Period

     ING FMRSM Diversified Mid--Cap
         AUV at Beginning of Period       $8.99      $9.46 (1)
         AUV at End of Period             $7.09      $8.99
         Number of Accumulation
         Units
            Outstanding at End of       181,302     78,758
            Period


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     ING GET Fund -- Series T
         AUV at Beginning of Period      $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period

     ING GET Fund -- Series U
         AUV at Beginning of Period      $10.00
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
            Period

     ING Goldman Sachs Internet Tollkeeper
         AUV at Beginning of Period       $7.57     $10.00 (1)
         AUV at End of Period             $4.58      $7.57
         Number of Accumulation
         Units
            Outstanding at End of        80,240     12,668
            Period

     ING Hard Assets
         AUV at Beginning of Period      $12.63     $14.88 (1)
         AUV at End of Period            $12.44     $12.63
         Number of Accumulation
         Units
            Outstanding at End of        23,773      9,098
            Period

     ING International Equity
         AUV at Beginning of Period       $8.30      $9.67 (3)
         AUV at End of Period             $6.80      $8.30
         Number of Accumulation
         Units
            Outstanding at End of        28,307         --
            Period

     ING Janus Growth and Income
         AUV at Beginning of Period       $8.78      $9.63 (1)
         AUV at End of Period             $6.91      $8.78
         Number of Accumulation
         Units
            Outstanding at End of       255,764     80,339
            Period

     ING Janus Special Equity
         AUV at Beginning of Period       $8.23      $8.96 (1)
         AUV at End of Period             $5.96      $8.23
         Number of Accumulation
         Units
            Outstanding at End of        19,023      5,941
            Period

     ING Jennison Equity Opportunities
         AUV at Beginning of Period      $19.84     $22.55 (1)
         AUV at End of Period            $13.72     $19.84
         Number of Accumulation
         Units
            Outstanding at End of        61,196     49,630
            Period

     ING JP Morgan Fleming International
     Enhanced EAFE
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.18
         Number of Accumulation
         Units
            Outstanding at End of         3,184
            Period

     ING JP Morgan Fleming SmallCap
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $7.80
         Number of Accumulation
         Units
            Outstanding at End of         8,559
           Period

     ING Limited Maturity Bond
         AUV at Beginning of Period      $17.02     $16.39 (1)
         AUV at End of Period            $17.84     $17.02
         Number of Accumulation
         Units
            Outstanding at End of       117,720     33,665
            Period


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     ING Liquid Assets
         AUV at Beginning of Period      $14.15     $14.07 (1)
         AUV at End of Period            $14.03     $14.15
         Number of Accumulation
         Units
            Outstanding at End of       300,238    255,667
            Period

     ING Marsico Growth
         AUV at Beginning of Period      $14.41     $18.85 (1)
         AUV at End of Period             $9.92     $14.41
         Number of Accumulation
         Units
            Outstanding at End of       134,110     58,239
            Period

     ING Mercury Focus Value
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.32
         Number of Accumulation
         Units
            Outstanding at End of         8,470
            Period

     ING Mercury Fundamental Growth
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period
         Number of Accumulation
         Units
            Outstanding at End of            --
         Period

     ING MFS Mid Cap Growth
         AUV at Beginning of Period      $29.91     $38.85 (1)
         AUV at End of Period            $14.97     $29.91
         Number of Accumulation
         Units
            Outstanding at End of       106,352     50,086
            Period

     ING MFS Research
         AUV at Beginning of Period      $19.19     $22.88 (1)
         AUV at End of Period            $14.09     $19.19
         Number of Accumulation
         Units
            Outstanding at End of        87,205     49,977
            Period

     ING MFS Total Return
         AUV at Beginning of Period      $19.30     $19.80 (1)
         AUV at End of Period            $17.91     $19.30
         Number of Accumulation
         Units
            Outstanding at End of       192,907     77,305
            Period

     ING PIMCO Core Bond
         AUV at Beginning of Period      $11.14     $10.77 (1)
         AUV at End of Period            $11.83     $11.14
         Number of Accumulation
         Units
            Outstanding at End of       390,105     70,210
            Period

     ING Salomon Brothers All Cap
         AUV at Beginning of Period      $11.46     $12.20 (1)
         AUV at End of Period             $8.34     $11.46
         Number of Accumulation
         Units
            Outstanding at End of       381,030    202,778
            Period

     ING Salomon Brothers Investors
         AUV at Beginning of Period      $10.45     $11.45 (1)
         AUV at End of Period             $7.87     $10.45
         Number of Accumulation
         Units
            Outstanding at End of       215,195     96,447
            Period

     ING T. Rowe Price Capital Appreciation
         AUV at Beginning of Period      $25.20     $25.11 (1)
         AUV at End of Period            $24.75     $25.20
         Number of Accumulation
         Units
            Outstanding at End of       217,796     93,509
           Period

     ING T. Rowe Price Equity Income
         AUV at Beginning of Period      $21.34     $21.78 (1)
         AUV at End of Period            $18.11     $21.34
         Number of Accumulation
         Units
            Outstanding at End of        94,236     36,453
            Period



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     ING Van Kampen Equity Growth
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $7.78
         Number of Accumulation
         Units
            Outstanding at End of           852
            Period

     ING Van Kampen Global Franchise
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.80
         Number of Accumulation
         Units
            Outstanding at End of        34,646
            Period

     ING Van Kampen Growth & Income
         AUV at Beginning of Period      $20.13     $21.43 (1)
         AUV at End of Period            $16.77     $20.13
         Number of Accumulation
         Units
            Outstanding at End of        69,528     27,685
           Period

     ING Van Kampen Real Estate
         AUV at Beginning of Period      $25.36     $23.72 (1)
         AUV at End of Period            $24.84     $25.36
         Number of Accumulation
         Units
            Outstanding at End of        48,341     16,849
            Period

     ING VP Bond Portfolio
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period            $10.58
         Number of Accumulation
         Units
            Outstanding at End of        93,174
           Period

     ING VP Growth Opportunities
         AUV at Beginning of Period       $7.75     $10.11 (1)
         AUV at End of Period             $5.19      $7.75
         Number of Accumulation
         Units
            Outstanding at End of        49,553      5,215
            Period

     ING VP MagnaCap
         AUV at Beginning of Period       $9.30     $10.11 (1)
         AUV at End of Period             $7.00      $9.30
         Number of Accumulation
         Units
            Outstanding at End of        27,970     11,700
            Period

     ING VP SmallCap Opportunities
         AUV at Beginning of Period       $8.28     $10.01 (1)
         AUV at End of Period             $4.55      $8.28
         Number of Accumulation
         Units
            Outstanding at End of       177,135     29,300
            Period

     ING VP Worldwide Growth
         AUV at Beginning of Period       $6.92      $8.32 (1)
         AUV at End of Period             $5.09      $6.92
         Number of Accumulation
         Units
            Outstanding at End of        78,478     27,011
            Period

     Invesco VIF Health Sciences
         AUV at Beginning of Period      $10.23     $10.00 (2)
         AUV at End of Period             $7.56     $10.23
         Number of Accumulation
         Units
            Outstanding at End of        45,837      5,379
            Period

     Invesco VIF Leisure Fund
         AUV at Beginning of Period      $10.00 (4)
         AUV at End of Period             $8.39
         Number of Accumulation
         Units
            Outstanding at End of         7,579
            Period


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     Invesco VIF Financial Services
         AUV at Beginning of Period       $9.33     $10.00 (2)
         AUV at End of Period             $7.76      $9.33
         Number of Accumulation
         Units
            Outstanding at End of        32,860        107
            Period

     Invesco VIF Utilities
         AUV at Beginning of Period       $8.08     $10.00 (2)
         AUV at End of Period             $6.29      $8.08
         Number of Accumulation
         Units
            Outstanding at End of         2,946         --
            Period

     Jennison Portfolio
         AUV at Beginning of Period       $6.21      $7.17 (1)
         AUV at End of Period             $4.18      $6.21
         Number of Accumulation
         Units
            Outstanding at End of       158,536     88,316
            Period

     PIMCO High Yield Portfolio
         AUV at Beginning of Period       $9.79      $9.74 (1)
         AUV at End of Period             $9.45      $9.79
         Number of Accumulation
         Units
            Outstanding at End of       218,538     92,431
            Period

     PIMCO StocksPLUS Growth & Income
         AUV at Beginning of Period       $9.91     $10.90 (1)
         AUV at End of Period             $7.73      $9.91
         Number of Accumulation
         Units
            Outstanding at End of       103,647     74,639
           Period

     Pioneer Fund VCT
         AUV at Beginning of Period       $9.35     $10.00 (2)
         AUV at End of Period             $7.38      $9.35
         Number of Accumulation
         Units
            Outstanding at End of        21,067         --
           Period

     Pioneer Mid Cap Value
         AUV at Beginning of Period      $10.70     $10.00 (2)
         AUV at End of Period             $9.27     $10.70
         Number of Accumulation
         Units
            Outstanding at End of        74,644        598
            Period

     ProFund VP Bull
         AUV at Beginning of Period       $8.84     $10.00 (1)
         AUV at End of Period             $6.57      $8.84
         Number of Accumulation
         Units
            Outstanding at End of        19,327      4,584
            Period

     ProFund VP Europe 30
         AUV at Beginning of Period       $8.22     $10.05 (1)
         AUV at End of Period             $5.96      $8.22
         Number of Accumulation
         Units
            Outstanding at End of        30,092     15,212
            Period

     ProFund VP Small Cap
         AUV at Beginning of Period       $9.38     $10.00 (1)
         AUV at End of Period             $7.11      $9.38
         Number of Accumulation
         Units
            Outstanding at End of        83,442      3,530
            Period

     SP Jennison International
     Growth
         AUV at Beginning of Period       $5.35      $7.28 (1)
         AUV at End of Period             $4.04      $5.35
         Number of Accumulation
         Units
            Outstanding at End of        39,549     24,815
            Period



   Footnotes
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002


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--------------------------------------------------------------------------------
 Appendix  B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.



FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------

ING AIM MID-CAP GROWTH PORTFOLIO (CLASS S)                        Seeks capital appreciation. The Portfolio seeks to meet its
    Investment Adviser:  Directed Services, Inc.                  objective by investing, normally, at least 80% of its
    Investment Subadviser: A I M Capital Management, Inc.         assets in equity securities of mid-capitalization companies.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING ALLIANCE MID-CAP GROWTH PORTFOLIO                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
    Investment Adviser: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    Investment Subadviser: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------


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----------------------------------------------------------------- ------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO                               Invests all of its assets in shares of the Growth Fund, a
    Investment Adviser: ING Investments, LLC                      series of American Funds Insurance Series, a registered
    Investment Subadviser: Capital Research and Management        open-end investment company. The Growth Fund seeks to make
    Company                                                       the shareholders' investment grow by investing primarily
                                                                  in common stocks of companies that appear to ffer superior opportunities for growth of capital. The Growth Fund is designed for investors seeking long term capital appreciation
                                                                  through stocks.
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Invests all of its assets in shares of the Growth-Income
    Investment Adviser: ING Investments, LLC                      Fund, a series of American Funds Insurance Series, a
    Investment Subadviser: Capital Research and Management        registered open-end investment company. The Growth-Income
    Company                                                       Fund seeks to make shareholders' investment grow and to
                                                                  provide share holderswith income over time by investing primarily incommon stocks or othersecurities whichdemonstrate the potential for appreciationand/or dividends. TheGrowth-Income Fund is designed for investors seeking both capitalappreciation and income.
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------

ING American Funds International Portfolio                        Invests all of its assets in shares of the International
    Investment Adviser:  ING Investments, LLC                     Fund, a series of American Funds Insurance Series, a
    Investment Subadviser:  Capital Research and Management       registered open-end investment company. The International
    Company                                                       Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through  stocks.
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Capital Guardian Large Cap Value Portfolio (Class S)          Seeks long-term growth of capital and income. The Portfolio
    Investment Adviser:  Directed Services, Inc.                  Manager seeks to achieve the Portfolio's investment
    Investment Subadviser: Capital Guardian Trust Company         objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Capital Guardian Managed Global Portfolio  (Class S)          Seeks capital appreciation. Current income is only an
    Investment Adviser:  Directed Services, Inc.                  incidental consideration. This portfolio is not
    Investment Subadviser: Capital Guardian Trust Company        diversified. The Portfolio invests primarily in common
                                                                  stocks traded in securities markets throughout the world. The
                                                                  Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States.
                                                                  The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may
                                                                  be the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Capital Guardian Small Cap Portfolio (Class S)                Seeks long-term capital appreciation. The Portfolio invests
    Investment Adviser:  Directed Services, Inc.                  at least 80% of its assets in equity securities of small
    Investment Subadviser: Capital Guardian Trust Company         capitalization ("small-cap") companies.


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----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Developing World Portfolio (Class S)                          The Portfolio normally invests at least 80% of its assets
    Investment Adviser:  Directed Services, Inc.                  in securities of issuers located in at least three
    Investment Subadviser: IIM B.V.                               countries with emerging securities markets.  The Portfolio will provide shareholders with at least 60 days prior
                                                                  notice of any change in this investment policy.  The
                                                                  Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including
                                                                  investment-grade debt securities of U.S. issuers.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Eagle Asset Value Equity Portfolio                            Seeks capital appreciation. Dividend income is a secondary
    (Class S)                                                     objective. The Portfolio normally invests at least 80% of
    Investment Adviser:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    Investment Subadviser: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING FMRSM Diversified Mid-Cap Portfolio                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in common
    Investment Adviser:  Directed Services, Inc.                  stocks. The Portfolio Manager normally invests at least 80%
    Investment Subadviser: Fidelity Management & Research         of the Portfolio's assets in securities of companies with
    Co.                                                           medium market capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Goldman Sachs Internet TollkeeperSM Portfolio* (Class S)      Seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets
    * Goldman Sachs Internet TollkeeperSM is a service mark of    plus any borrowings for investment purposes (measured at
      Goldman Sachs & Co                                          time of investment) in equity investments in "Internet
    Investment Adviser:  Directed Services, Inc.                  Tollkeeper" companies, which are companies in the media,
    Investment Subadviser: Goldman Sachs Asset                    telecommunications, technology and internet sectors, which
      Management, L.P.                                            provide access, infrastructure, content and services to
                                                                  internet companies and internet users.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Hard Assets Portfolio (Class S)                               A nondiversified Portfolio that seeks long-term capital
    Investment Adviser:  Directed Services, Inc.                  appreciation. The Portfolio normally invests at least 80%
    Investment Subadviser: Baring International Investment        of its assets in the equities of producers of commodities.
    Limited
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING International Portfolio (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    Investment Adviser:  Directed Services, Inc.                  the Portfolio invests at least 80% of its net assets and
    Investment Subadviser: ING Investments, LLC                   borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Janus Growth and Income Portfolio (Class S)                   Seeks long-term capital growth and current income. The
    Investment Adviser:  Directed Services, Inc.                  Portfolio normally emphasizes investments in common stocks.
    Investment Subadviser: Janus Capital Management, LLC          It will normally invest up to 75% of its assets in equity
                                                                  securities selected  primarily for their growth potential, and at least 25% of its assets in securities the Portfolio Manager believes have income potential.  Because of this investment strategy, the Portfolio is  not designed for investors who need consistent income.


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----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
    Investment Adviser:  Directed Services, Inc.                  The Portfolio invests, under normal circumstances, at least
    Investment Subadviser: Janus Capital Management, LLC          80% of its net assets (plus borrowings for investment
                                                                  purposes) in equity securities with the potential for long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Jennison Equity Opportunities Portfolio (Class S)             Seeks long-term capital growth. The Portfolio normally
    Investment Adviser:  Directed Services, Inc.                  invests at least 80% of its net assets (plus any borrowings
    Investment Subadviser: Jennison Associates, LLC               for investment purposes) in attractively valued equity
                                                                  securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING JPMorgan Small Cap Equity Portfolio (Class S)                 A nondiversified Portfolio that seeks capital growth over
    Investment Adviser:  Directed Services, Inc.                  the long term. Under normal market conditions, the
    Investment Subadviser: J.P. Morgan Investment                 Portfolio invests at least 80% of its total assets in
    Management, Inc.                                              equity securities of small-cap companies.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Julius Baer Foreign Portfolio (Class S)                       A nondiversified Portfolio that seeks total return from
    Investment Adviser:  Directed Services, Inc.                  long-term capital growth and income. Under normal
    Investment Subadviser: Julius Baer Investment                 conditions, the Portfolio will invest at least 80% of its
    Management, Inc.                                              total assets in a broad portfolio of equity securities of
                                                                  established foreign companies of various sizes, including
                                                                  foreign subsidiaries of U.S. companies, based in countries that are represented in the Morgan Stanley Capital International,
                                                                  Europe, Australia and Far East Index (the "EAFE Index").
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Liquid Assets Portfolio (Class S)                             Seeks high level of current income consistent with the
    Investment Adviser:  Directed Services, Inc.                  preservation of capital and liquidity. The Portfolio
    Investment Subadviser: ING Investment Management, LLC         Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------

ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    Investment Adviser:  Directed Services, Inc.                  in equity securities selected for their growth potential.
    Investment Subadviser: Marsico Capital Management, LLC        The Portfolio may invest in companies of any size, from
                                                                  larger, well-established companies to smaller, emerging
                                                                  growth companies.


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ING Mercury Focus Value Portfolio (Class S)                       Seeks long-term growth of capital. The Portfolio tries to
    Investment Adviser:  Directed Services, Inc.                  achieve its investment objective by investing primarily in
    Investment Subadviser: Mercury Advisors                       a diversified portfolio consisting of equity securities
                                                                  that the Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of
                                                                  the issuer.
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ING Mercury Fundamental Growth Portfolio                          Seeks long-term growth of capital. The Portfolio invests in
    (Class S)                                                     a diversified portfolio consisting primarily of common
    Investment Adviser:  Directed Services, Inc.                  stocks. The Portfolio will generally invest at least 65% of
    Investment Subadviser: Mercury Advisors                       its total assets in the following equity securities: common stock,convertible preferred stock, securities convertible
                                                                  into common stock and rights and warrants to subscribe to
                                                                  common stock.
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ING MFS Mid-Cap Growth Portfolio (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    Investment Adviser:  Directed Services, Inc.                  capital. The Portfolio normally invests at least 80% of its
    Investment Subadviser: Massachusetts Financial Services       net assets in common stocks and related securities (such as
    Company                                                       preferred stocks, convertible securities and depositary
                                                                  receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.
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ING MFS Research Portfolio (Class S)                              Seeks long-term growth of capital and future income. The
    Investment Adviser:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its net assets
    Investment Subadviser: Massachusetts Financial Services       in common stocks and related securities (such as preferred
    Company                                                       stocks, convertible securities and depositary receipts).
                                                                  The Portfolio  focuses on companies that the Portfolio Manager believes have favorable prospects for long-term growth,
                                                                  attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior
                                                                  management.
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ING MFS Total Return Portfolio (Class S)                          Seeks above-average income (compared to a portfolio
    Investment Adviser:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    Investment Subadviser: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. The Portfolio is a "balanced fund," and invests in a combination of
                                                                  equity and fixed income securities.
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ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation of
    Investment Adviser:  Directed Services, Inc.                  capital and prudent investment management. The Portfolio is
    Investment Subadviser: Pacific Investment Management          diversified and seeks to achieve its investment objective
    Company, LLC                                                  by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of varying maturities.
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ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    Investment Adviser:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    Investment Subadviser: Salomon Brothers Asset                 The Portfolio invests primarily in common stocks and common
    Management, Inc.                                              stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
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ING Salomon Brothers Investors Portfolio (Class S)                Seeks long-term growth of capital. Secondarily seeks
    Investment Adviser:  Directed Services, Inc.                  current income. The Portfolio invests primarily in equity
    Investment Subadviser: Salomon Brothers Asset                 securities of U.S. companies. The Portfolio may also invest
    Management, Inc.                                              in other equity securities. To a lesser degree, the Portfolio invests in income producing securities such as debt securities.


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ING T. Rowe Price Capital Appreciation Portfolio (Class S)        Seeks, over the long-term, a high total investment return,
    Investment Adviser:  Directed Services, Inc.                  consistent with the preservation of capital and prudent
    Investment Subadviser: T. Rowe Price Associates, Inc.         investment risk. The Portfolio pursues an active asset
                                                                  allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and
                                                                  money market instruments.
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ING T. Rowe Price Equity Income Portfolio (Class S)               Seeks substantial dividend income as well as long-term
    Investment Adviser:  Directed Services, Inc.                  growth of capital. The Portfolio normally invests at least
    Investment Subadviser: T. Rowe Price Associates, Inc.         80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities warrants and preferred stocks.
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ING UBS U.S. Balanced Portfolio (Class S)                         Seeks to maximize total return over the long term by
    Investment Adviser:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    Investment Subadviser: UBS Global Asset Management            instruments and other investments. The Portfolio Manager
    (Americas) Inc.                                               allocates the Portfolio's assets among the following
                                                                  classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
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ING Van Kampen Equity Growth Portfolio (Class S)                  Seeks long-term capital appreciation. The Portfolio Manager
    Investment Adviser:  Directed Services, Inc.                  seeks to maximize long-term capital appreciation by
    Investment Subadviser: Van Kampen                             investing primarily in growth-oriented equity securities of large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
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ING Van Kampen Global Franchise Portfolio       (Class S)         A nondiversified Portfolio that seeks long-term capital
    Investment Adviser:  Directed Services, Inc.                  appreciation. The Portfolio Manager seeks long-term capital
    Investment Subadviser: Van Kampen                             appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest of in the securities
                                                                  of companies of any size.
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ING Van Kampen Growth and Income Portfolio  (Class S)             Seeks long-term growth of capital and income. Under normal
    Investment Adviser:  Directed Services, Inc.                  market conditions, the Portfolio Manager seeks to achieve
    Investment Subadviser: Van Kampen                             the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred
                                                                  stocks and debt securities rated "investment grade," which are securities  rated within the four highest grades assigned by
                                                                  Standard & Poor's ("S&P") or by Moody's Investors Service, Inc.
                                                                  ("Moody's").
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ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at
    Investment Adviser:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    Investment Subadviser: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").


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ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT 06156-8962
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ING JPMorgan Fleming International Portfolio (Class S)            Seeks long-term growth of capital. Invests primarily (at
    Investment Adviser: ING Life Insurance and Annuity            least 65% of total assets) in the equity securities of
    Company                                                       foreign companies that the subadviser believes have high
    Investment Subadviser: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
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ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    Investment Adviser: ING Life Insurance and Annuity            common stocks and related securities, such as preferred
    Company                                                       stocks, convertible securities and depositary receipts, of
    Investment Subadviser: Salomon Brothers Asset                 emerging growth companies.
    Management, Inc.
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ING Variable Insurance Trust
         7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
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ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
    Investment Adviser:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
                                                                  65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S.  Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.
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ING Variable Portfolios, Inc.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
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ING VP Bond Portfolio (Class S)                                   Seeks to maximize total return as is consistent with
    Investment Adviser:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    Investment Subadviser:  Aeltus Investment                     portfolio consisting of debt securities. Under normal
       Management, Inc.                                           market conditions, invests at least 80% of net assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
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ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Index (S&P 500), while
    Investment Adviser:  ING Investments, LLC                     maintaining a market level of risk. Invests at least 80% of
    Investment Subadviser:  Aeltus Investment                     net assets in stocks included in the S&P 500. The
       Management, Inc.                                           subadviser's objective is to overweight those stocks in the
                                                                  S&P 500 that they believe will outperform the index and
                                                                  underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.

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ING Variable Products Trust
       7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
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ING VP Growth Opportunities Portfolio                             Seeks long-term growth of capital. Invests primarily in
    (Service Class)                                               common stock of U.S. companies that the portfolio managers
    Investment Adviser:  ING Investments, LLC                     feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets
                                                                  in securities purchased on the basis of the potential
                                                                  for capital appreciation.  These securities may be from
                                                                  large-cap, mid-cap or small-cap companies.
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ING VP MagnaCap Portfolio  (Service Class)                        Seeks growth of capital, with dividend income as a
    Investment Adviser:  ING Investments, LLC                     secondary consideration. Normally invests at least 80% of
                                                                  assets in common stocks of large companies, which are
                                                                  those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization.
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ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Service Class)                                               least 80% of assets in the common stock of smaller,
    Investment Adviser:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
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AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
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AIM V.I. Dent Demographic Trends Fund (Series II)                 Seeks long-term growth of capital. Seeks to meet its
    Investment Adviser:  A I M Advisors, Inc.                     objective by investing in securities of companies that are
    Investment Subadviser:  H.S. Dent Advisors, Inc.              likely to benefit from changing demographic, economic and
                                                                  lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations.
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Fidelity(R) Variable Insurance Products Portfolio
    82 Devonhire Street, Boston, MA 02109
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Fidelity(R)VIP Equity-Income Portfolio (Service                   Seeks reasonable income. Also considers the potential for
    Class 2)                                                      capital appreciation. Seeks to achieve a yield which
    Investment Adviser: Fidelity Management & Research Co.        exceeds the composite yield on the securities comprising
    Investment Subadviser: Subadviser:  FMR Co., Inc.             the Standard & Poor's 500 Index. Normally invests at least
                                                                  80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
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Fidelity(R)VIP Growth Portfolio (Service Class 2)                 Seeks to achieve capital appreciation. Normally invests
    Investment Adviser: Fidelity Management & Research            primarily in common stocks of companies the investment
    Co.                                                           adviser believes have above-average growth potential (often
    Investment Subadviser: Subadviser: FMR Co., Inc.              called "growth" stocks).


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INVESCO Variable Investment Funds, Inc.
    7800 East Union Avenue, Denver, CO 80237
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INVESCO VIF-- Financial Services Fund                             Seeks capital growth. The Fund normally invests at least
    Investment Adviser:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    Investment Subadviser:  INVESCO Funds Group, Inc.             equity-related instruments of companies involved in the
                                                                  financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance
                                                                  companies (life, property and casualty, and multi-line),
                                                                  investment and miscellaneous industries (asset managers, brokerage firms, and government sponsored agencies) and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. In general, the Fund emphasizes companies that INVESCO believes are strongly managed and will generate above-average long-term capital
                                                                  appreciation.
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INVESCO VIF-- Health Sciences Fund                                Seeks capital growth by normally investing at least 80% of
    Investment Adviser:  INVESCO Variable Investment Funds, Inc.  its net assets in the equity securities and equity-related
    Investment Subadviser:  INVESCO Funds Group, Inc.             instruments of companies that develop, produce, or
                                                                  distribute products or services related to health care.  These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health
                                                                  care providers and services companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.
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INVESCO VIF-- Leisure Fund                                        Seeks capital growth. The Fund normally invests at least
    Investment Adviser:  INVESCO Variable Investment Funds, Inc.  80% of its net assets in the equity securities and
    Investment Subadviser:  INVESCO Funds Group, Inc.             equity-related instruments of companies engaged in the
                                                                  design, production, and distribution of products related to leisure activities.  These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite
                                                                  operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in  the sector.
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INVESCO VIF-- Utilities Fund                                      Seeks capital growth. It also seeks current income. The
    Investment Adviser:  INVESCO Variable Investment Funds, Inc.  Fund normally invests at least 80% of its net assets in the
    Investment Subadviser:  INVESCO Funds Group, Inc.             equity securities and equity-related instruments of companies engaged in utilities-related industries.  These include,
                                                                  but are not limited to, companies that produce, generate,
                                                                  transmit, or distribute natural gas or electricity,
                                                                  as well as in companies that provide telecommunications
                                                                  services, including local, long distance and wireless.  A portion of the Fund's assets are not required to be invested in
                                                                  the sector.


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Liberty Variable Insurance Trust
    600 Atlantic Avenue, Boston, MA 02210
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Colonial Small Cap Value Fund (Class B)                           Seeks long-term growth by investing primarily in small
    Investment Adviser:  Columbia Management                      capitalization equities.
       Advisers, Inc.
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PIMCO Variable Insurance Trust
     840 Newport Center Drive, Suite 300, Newport Beach, CA
     92660
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PIMCO High Yield Portfolio                                        Seeks maximum total return, consistent with preservation of
   Investment Adviser: Pacific Investment                         capital and prudent investment management.
       Management Co.
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PIMCO StocksPLUS Growth and Income Portfolio                      Seeks total return which exceeds that of the S&P 500.
    Investment Adviser:  Pacific Investment
       Management Co.
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Pioneer Variable Contracts Trust
    60 State Street, Boston, MA 02109
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Pioneer Fund VCT Portfolio (Class II)                             Seeks reasonable income and capital growth. Invests in a
    Investment Adviser:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
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Pioneer Mid Cap Value VCT Portfolio (Class II)                    Seeks capital appreciation by investing in a diversified
    Investment Adviser:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks.  Normally, invests at least 80% of total assets
                                                                  in equity securities of mid-size companies, that is,
                                                                  companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index.
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Pro Funds VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
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ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors, LLC                     that correspond to the daily performance of the S&P 500
                                                                          Index.
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ProFund VP Europe 30                                              Seeks daily investment results, before fees and expenses,
    Investment Adviser:  ProFund Advisors, LLC                    that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
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ProFund VP Rising Rates Opportunity                               Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors, LLC                     that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").

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ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses,
    Investment Adviser:  ProFund Advisors, LLC                    that correspond to the daily performance of the Russell
                                                                     2000 Index.


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Prudential Series Fund, Inc.
    751 Broad Street, Newark, NJ 07102
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Jennison Portfolio (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    Investment Adviser:  Prudential Investments, LLC              primarily in equity securities of major, established
    Investment Subadviser:  Jennison Associates, LLC              corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of total assets in foreign securities.  Normally invests 65% of
                                                                  total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
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SP Jennison International Growth Portfolio (Class II)             Seeks long-term growth of capital. Invests in
    Investment Adviser:  Prudential Investments, LLC              equity-related securities of foreign issuers that the
    Investment Subadviser:  Jennison Associates, LLC              subadviser thinks will increase in value over a period of
                                                                  years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies.  Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five different countries.
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







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--------------------------------------------------------------------------------
 APPENDIX  C
--------------------------------------------------------------------------------



                                 FIXED ACCOUNT I


Fixed Account I ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole


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discretion.  We cannot  predict  the level of future  interest  rates.  For more information see the prospectus for the Fixed Account.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:


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     (1)  We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We  subtract  from  (3)  any  transfers   from  that  Fixed   Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for Fixed Account I.


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--------------------------------------------------------------------------------
 APPENDIX  D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.





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--------------------------------------------------------------------------------
 APPENDIX  E
--------------------------------------------------------------------------------



     EXAMPLES OF WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT ELEMENT


These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1. The Special Withdrawal is $7,000 (7% of $100,000). MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000) AV after Special Withdrawal = $80,000 ($87,000 - $7,000) The Pro-rata Withdrawal is $20,000
          ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000)) MGDB after Pro-rata Withdrawal = $90,000 ($120,000 -
          $30,000) AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)


EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1. The Special Withdrawal is $7,000 (7% of $100,000). MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000) AV after Special Withdrawal = $160,000 ($167,000 - $7,000) The Pro-rata Withdrawal is $20,000
          ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000)) MGDB after Pro-rata Withdrawal = $105,000 ($120,000 -
          $15,000) AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)



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EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1. The Special Withdrawal is $7,000 (7% of $100,000). MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000) AV after Special Withdrawal = $120,000 ($127,000 - $7,000) The Pro-rata Withdrawal is $20,000
          ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000)) MGDB after Pro-rata Withdrawal = $100,000 ($120,000 -
          $20,000) AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)











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--------------------------------------------------------------------------------
 Appendix  F
--------------------------------------------------------------------------------



                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES


     EXAMPLE #1: The following examples are intended to demonstrate  the impact on your 7% Solution Death Benefit Element("7% MGDB")of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

end of yr   Covered   Special    Total       end of yr  Covered  Special    Total       end of yr Covered   Special   Total
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------



-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------


end of yr   Covered   Special    Total       end of yr  Covered  Special    Total
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------




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     EXAMPLE #2: The following  examples are intended to demonstrate  the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.


   -----------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
   -----------------------------------------------------------------------------
                    Covered           Excluded            Total
               --------------------------------------------------------

   End of yr  7% MGDB            7% MGDB           7% MGDB             Death
                           AV                 AV                   AV  Benefit
        0        500      500       500      500     1,000       1,000  1,000
        1        535      510       535      510     1,045       1,020  1,045
        2        572      490       572      490     1,062         980  1,062
        3        613      520       613      520     1,133       1,040  1,133
        4        655      550       655      550     1,205       1,100  1,205
        5        701      450       701      450     1,151         900  1,151
        6        750      525       750      525     1,275       1,050  1,275
        7        803      600       803      600     1,403       1,200  1,403
        8        859      750       859      750     1,609       1,500  1,609
        9        919      500       919      500     1,419       1,000  1,419
       10        984      300       984      300     1,284         600  1,284
--------------------------------------------------------------------------------





-----------------------------------------    -----------------------------------------
         7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
-----------------------------------------    -----------------------------------------
                                                       -------------------------------
                 Covered                                     Excluded
           --------------------                        ---------------------

End of yr   7% MGDB              Death       End of yr  7% MGDB"                Death
                           AV   Benefit                                AV      Benefit
    0        1,000       1,000   1,000           0       1,000        1,000     1,000
    1        1,070       1,020   1,070           1       1,070        1,020     1,020
    2        1,145         980   1,145           2       1,145          980       980
    3        1,225       1,040   1,225           3       1,225        1,040     1,040
    4        1,311       1,100   1,311           4       1,311        1,100     1,100
    5        1,403         900   1,403           5       1,403          900       900
    6        1,501       1,050   1,501           6       1,501        1,050     1,050
    7        1,606       1,200   1,606           7       1,606        1,200     1,200
    8        1,718       1,500   1,718           8       1,718        1,500     1,500
    9        1,838       1,000   1,838           9       1,838        1,000     1,000
   10        1,967         600   1,967          10       1,967          600       600
-----------------------------------------    -----------------------------------------



      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)






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



-------------------------------------------------------------------------------
                TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------

end of yr  7% MGDB     AV     7% MGDB     AV     7% MGDB     AV       Death
                                                                     Benefit
    --      1,000     1,000       --       --     1,000     1,000     1,000
     1      1,050     1,020       --       --     1,050     1,020     1,050
     2      1,103       980       --       --     1,103       980     1,103
     3      1,158     1,040       --       --     1,158     1,040     1,158
     4      1,216     1,100       --       --     1,216     1,100     1,216
     5      1,276       900       --       --     1,276       900     1,276
     6         --       --     1,340     1,050    1,050     1,050     1,050
     7         --       --     1,407     1,200    1,200     1,200     1,200
     8         --       --     1,477     1,500    1,500     1,500     1,500
     9         --       --     1,551     1,000    1,000     1,000     1,000
    10         --       --     1,629       600       600      600        600
--------------------------------------------------------------------------------

           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).




 -------------------------------------------------------------------------------
                 TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                           AT THE BEGINNING OF YEAR 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------

end of yr  7% MGDB     AV     7% MGDB"    AV     7% MGDB      AV       Death
                                                                      Benefit
     --         --       --     1,000     1,000    1,000     1,000     1,000
     1          --       --     1,050     1,020    1,020     1,020     1,020
     2          --       --     1,103       980       980      980        980
     3          --       --     1,158     1,040    1,040     1,040     1,040
     4          --       --     1,216     1,100    1,100     1,100     1,100
     5          --       --     1,276       900       900      900        900
     6          945    1,050       --       --        945    1,050     1,050
     7          992    1,200       --       --        992    1,200     1,200
     8       1,042     1,500       --       --     1,042     1,500     1,500
     9       1,094     1,000       --       --     1,094     1,000     1,094
     10      1,149       600       --       --     1,149       600     1,149
 -------------------------------------------------------------------------------

     Note:7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).






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--------------------------------------------------------------------------------
 APPENDIX  G
--------------------------------------------------------------------------------


  EXAMPLES OF ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT AND THE MAXIMUM ANNUAL
               WITHDRAWAL AMOUNT FOR WITHDRAWALS IN EXCESS OF THE
          MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / 93,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).


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EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

     The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).






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--------------------------------------------------------------------------------
 APPENDIX  H
--------------------------------------------------------------------------------



                     DEATH BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS


The purpose of this appendix is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in the Pre-2000 and Yr-2000 categories. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFIT

Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal*; or

     3)   the cash surrender value.


     *    For   contracts  in  Pre-2000,   total   premium   payments  less  any
          withdrawals.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro-rata adjustment for any withdrawals*;

     3) the cash surrender value; or 4) the enhanced death benefit, which we determine as follows:

          IF YOU ARE IN PRE-2000:

          We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments, less an amount to reflect withdrawals.

          Note: The actual interest rate used for calculating the death benefit for the Liquid Assets and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the Fixed Account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

          IF YOU ARE IN YR-2000:



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          We credit  interest each business day at the 7% annual  effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

          Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.


          The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1)   the contract value;

     2) the total premium payments reduced by a pro-rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount:
          On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium added if the preceding day is the contract date), then we add additional premiums paid since the preceding day, and then reduce the enhanced death benefit pro-rata for any contract value withdrawn.** That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, total premium payments less any withdrawals.

          **   For  contracts  in  Pre-2000,   we  subtract   withdrawals   made
               (including   any  market   value   adjustment   applied  to  such
               withdrawal) since the preceding day.



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Under the Max 7 Enhanced Death Benefit, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. The Max 7 Enhanced Death Benefit is not available to Pre-2000 contract owners.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. All enhanced death benefits may not be available in every state or under all Contracts.

 Mortality and Expense Risk Charge

The mortality and expense risk
charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:




   PRE-2000:

--------------------------------------------------------------------------------
                                    STANDARD        ENHANCED DEATH BENEFITS
                                  DEATH BENEFIT  ANNUAL RATCHET     7% SOLUTION
--------------------------------------------------------------------------------
Mortality & Expense Risk Charge      1.25%           1.40%             1.55%
Asset-Based Administrative Charge    0.15%           0.15%             0.15%
   Total                             1.40%           1.55%             1.70%
--------------------------------------------------------------------------------


The mortality and expense risk charge is deducted each business day at the rate of .003446% (Standard); .003863% (Annual Ratchet); or .004280% (7% Solution),
respectively, for each day since the previous business day.


   YR-2000:

----------------------------------------------------------------------------------------
                                     STANDARD              ENHANCED DEATH BENEFITS
                                   DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION   MAX 7
----------------------------------------------------------------------------------------

Mortality & Expense Risk Charge      1.30%          1.45%          1.65%         1.75%
Asset-Based Administrative Charge    0.15%          0.15%          0.15%         0.15%
   Total                             1.45%          1.60%          1.80%         1.90%
-----------------------------------------------------------------------------------------


The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004002% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-



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Excluded  Funds,  does not apply to  allocations  to Excluded  Funds.  The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.




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--------------------------------------------------------------------------------
 APPENDIX  I
--------------------------------------------------------------------------------



                         DEATH BENEFITS FOR YR-2001 AND
                            MAY-2001 CONTRACT OWNERS


The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 and May-2001 categories, and to describe the mortality and expense risk charges for contract owners in the Yr-2001 category. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

DEATH BENEFITS
We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the greatest of the Base Death Benefit, the floor, and the sum of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the



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ProFunds VP Rising Rates  Opportunity  Portfolio,  the Fixed Account;  the Fixed
Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit, equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum
Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to SpecialFunds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such



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transfer back to Non-Special Funds, we will resume  accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3)   the sum of the  contract  value  allocated  to  Special  Funds and the
          Annual  Ratchet  Minimum   Guaranteed   Death  Benefit   allocated  to
          Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.



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The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution  Enhanced
Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2001 contract owners are as follows:

   Yr-2001:

------------------------------------------------------------------------------------------------
                                     STANDARD               ENHANCED DEATH BENEFITS
                                   DEATH BENEFIT   ANNUAL RATCHET      7% SOLUTION      MAX 7
------------------------------------------------------------------------------------------------

 Mortality & Expense Risk Charge       1.30%           1.55%              1.65%         1.75%
 Asset-Based Administrative Charge     0.15%           0.15%              0.15%         0.15%
     Total                             1.45%           1.70%              1.80%         1.90%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .003585% (Standard); .004280% (Annual Ratchet); .004558% (7% Solution); or
..004837% (Max 7), respectively, for each day since the previous business day.


DEATH BENEFIT FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.




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


--------------------------------------------------------------------------------
 APPENDIX  J
--------------------------------------------------------------------------------



             DEATH BENEFITS FOR MAY-2002 AND YR-2003 CONTRACT OWNERS


The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

     For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

     For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

     No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.


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Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage  reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1)   the  current  contract  value  in  Covered  Funds  (after   deductions
          occurring as of that date); or

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract  anniversaries,  the Annual  Ratchet  MGDB in the Covered
Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal


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


the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2003 contract owners are as follows:


   YR-2003:

-------------------------------------------------------------------------------
                                  STANDARD        ENHANCED DEATH BENEFITS
                                   DEATH      ANNUAL
                                   BENEFIT    RATCHET  7% SOLUTION       MAX 7
-------------------------------------------------------------------------------
Mortality & Expense Risk Charge     1.65%      1.90%      2.00%          2.10%
Asset-Based Administrative Charge   0.15%      0.15%      0.15%          0.15%
    Total                           1.80%      2.05%      2.15%          2.25%
-------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .004558% (Standard); .005255% (Annual Ratchet); .005535% (7% Solution); or
..005815% (Max 7), respectively, for each day since the previous business day.



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--------------------------------------------------------------------------------
 APPENDIX  K
--------------------------------------------------------------------------------



                      OPTIONAL RIDER BENEFITS FOR PRE-2000
                           AND YR-2000 CONTRACT OWNERS


The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED.

OPTIONAL RIDER CHARGES
     Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:

-------------------------- -----------------------------------------------------
Waiting Period             Quarterly Charge
-------------------------- -----------------------------------------------------

10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
------------------------ -------------------------------------------------------

--------------------------------------------------------------------------------
The MGAB  Charge  Base is the total of (i) the MGAB  Base on the rider  date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

 -------------------------- ----------------------------------------------------
 MGIB Rate                  Quarterly Charge
 -------------------------- ----------------------------------------------------

 7%                         0.125% of the MGIB Charge Base (0.50% annually)
 -------------------------- ----------------------------------------------------


The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible


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Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original
MGWB   Eligible   Payment   Amount   immediately   prior  to  the  surrender  or
annuitization.

OPTIONAL RIDER BENEFITS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro-rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits. If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium, plus any additional premiumadded to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro-rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY  PREMIUMS  ADDED TO YOUR  CONTRACT  DURING THE 2-YEAR PERIOD
               AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB


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               BASE.  Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. Minimum Guaranteed Income Benefit ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium, plus any additional premiums added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Premiums paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.


          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro-rata by all withdrawals taken while the MGIB rider is in effect. Eligible



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               additional  premium  payments  are those  added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after the 5th rider anniversary are excluded from the MGIB Base.


          iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. The MGIB Base Rate for each Special Fund may be positive or negative. Thus, investing in the Special Funds may limit the MGIB benefit.

          Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro-rata to the percentage of the contract value withdrawn.

          We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

          The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible


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Payment Amount for future  withdrawals  and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro-rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

     (i)  your MGWB Withdrawal Account is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you  have  not  died,   changed  the  ownership  of  the  Contract  or
          surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.


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-------------------------------------------------------------------------------
 APPENDIX  L
--------------------------------------------------------------------------------


                           OPTIONAL RIDER BENEFITS FOR
                      YR-2001 AND MAY-2001 CONTRACT OWNERS


The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected.

OPTIONAL RIDER CHARGES
     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

--------------- ---------------------------------------------------------------
Waiting Period  Quarterly Charge
--------------- ---------------------------------------------------------------

10 Year         0.125% of the MGAB Charge Base (0.50% annually)
20 Year         0.125% of the MGAB Charge Base (0.50% annually)
--------------- ---------------------------------------------------------------

--------------------------------------------------------------------------------
The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

----------- ---------------------------------------------------------------
MGIB Rate   Quarterly Charge
----------- ---------------------------------------------------------------
7%          0.125% of the MGIB Charge Base (0.50% annually)
----------- ---------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible


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Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original
MGWB   Eligible   Payment   Amount   immediately   prior  to  the  surrender  or
annuitization.

OPTIONAL RIDER BENEFITS
MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit


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               Date.  The MGAB Rate is the  annual  effective  rate of  3.5265%.
               Accumulation of eligible additional premiums starts on the date the premium was received.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.


          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.


          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

          2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows:
               For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

          3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

          4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

          PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting


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period must end at or before  your  annuity  start  date.  The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

               Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be


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          exercised in the 30-day period prior to the end of the waiting  period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value

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          allocated,  and will not  accumulate  while invested in Special Funds.
          Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR


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CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER
ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

     (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

     (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor


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by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account or the floor is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

     (i)  your MGWB Withdrawal Account or the floor is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you  have  not  died,   changed  the  ownership  of  the  Contract  or
          surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last


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MGWB periodic  payment is made or we pay you the Commuted  Value,  your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic
Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.





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--------------------------------------------------------------------------------
APPENDIX M
-------------------------------------------------------------------------------


                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS


The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES
     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

---------------- ---------------------------------------------------------------
Waiting Period   Quarterly Charge
---------------- ---------------------------------------------------------------

10 Year          0.125% of the MGAB Charge Base (0.50% annually)
20 Year          0.125% of the MGAB Charge Base (0.50% annually)
---------------- ---------------------------------------------------------------

--------------------------------------------------------------------------------

The MGAB  Charge  Base is the total of (i) the MGAB  Base on the rider  date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

------------ ---------------------------------------------------------------
MGIB Rate    Quarterly Charge
------------ ---------------------------------------------------------------
7%           0.125% of the MGIB Charge Base (0.50% annually)
------------ ---------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge



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rate and your original MGWB Eligible  Payment  Amount  immediately  prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special
Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:


     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.


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          The MGIB Base is tracked separately for Covered,  Special and Excluded
          Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as



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               applicable,  will  equal  the  lesser of the net  contract  value transferred and the change in the MGIB Base allocated to Excluded Funds.

               2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. THE MGIB INCOME OPTIONS ARE AVAILABLE UNDER THE MGIB RIDER:

                    (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

                    (ii) Income for a 20-30 Year Period Certain; or

                    (iii)any  other  income  plan  offered  by  the  Company  in connection  with  the MGIB  rider  on the MGIB  Benefit
                         Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB
Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.


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--------------------------------------------------------------------------------
 Appendix  N
--------------------------------------------------------------------------------


                       Optional Rider Benefit Charges and
                      Optional Rider Benefits for May-2002
                           and Yr-2003 Contract Owners


The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

---------------- ------------------------------- ---------------------------------
 Waiting Period   As an Annual Charge             As a Quarterly Charge
---------------- ------------------------------- ---------------------------------
 10 Year          0.65% of the MGAB Charge Base   0.1625% of the MGAB Charge Base
 20 Year          0.65% of the MGAB Charge Base   0.1625% of the MGAB Charge Base
---------------- ------------------------------- ---------------------------------


          * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

-------------------------------- ----------------------------------------------
As an Annual Charge              As a Quarterly Charge
-------------------------------- ----------------------------------------------

..65% of contract value           0.1625% of the MGWB Eligible Payment Amount**
-------------------------------- ----------------------------------------------

          ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS
MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you


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protection if your Contract  loses value during the MGAB waiting  period.  For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

          1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

               The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:


               a)   the MGAB Base allocated to Covered Funds;

               b)   the MGAB Base allocated to Special Funds; and

               c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

               No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                    For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                    For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.


               No investment options are currently designated as Excluded Funds.


               The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.


               The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

               If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your


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          rider date,  accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the


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twenty-year option) after the rider date. The MGAB rider is not available if the
MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal.If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.


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Once your  contract  value is zero,  any periodic  payments  paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4)   you  have  not  died,   changed  the  ownership  of  the  Contract  or
          surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%.


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The current  interest  rate will be  determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Accountwhich equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.




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